UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Core Plus Fund

December 31, 2012

Core Plus - Schedule of Investments
DECEMBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

CORPORATE BONDS — 30.9%

AEROSPACE AND DEFENSE — 0.5%
L-3 Communications Corp., 5.20%, 10/15/19	50,000	57,050
L-3 Communications Corp., 4.75%, 7/15/20	100,000	111,542
Lockheed Martin Corp., 7.65%, 5/1/16	50,000	60,582
Lockheed Martin Corp., 4.25%, 11/15/19	210,000	236,947
Northrop Grumman Corp., 3.70%, 8/1/14	30,000	31,397
Raytheon Co., 4.40%, 2/15/20	80,000	91,619
Raytheon Co., 2.50%, 12/15/22	210,000	207,348
Triumph Group, Inc., 8.00%, 11/15/17	50,000	54,250
United Technologies Corp., 6.125%, 2/1/19	80,000	99,755
United Technologies Corp., 3.10%, 6/1/22	70,000	74,196
United Technologies Corp., 5.70%, 4/15/40	210,000	270,270
United Technologies Corp., 4.50%, 6/1/42	170,000	189,089

		1,484,045

AUTO COMPONENTS†
TRW Automotive, Inc., 8.875%, 12/1/17(1)	50,000	55,250

AUTOMOBILES — 1.0%
American Honda Finance Corp., 2.375%, 3/18/13(1)	150,000	150,604
American Honda Finance Corp., 2.50%, 9/21/15(1)	190,000	198,249
American Honda Finance Corp., 1.50%, 9/11/17(1)	100,000	100,049
Daimler Finance North America LLC, 1.30%, 7/31/15(1)	220,000	221,400
Daimler Finance North America LLC, 2.625%, 9/15/16(1)	180,000	187,134
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	190,000	208,516
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	200,000	221,104
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	260,000	303,009
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(1)	60,000	60,101
Toyota Motor Credit Corp., 1.25%, 11/17/14	1,000,000	1,014,596
Volkswagen International Finance NV, 1.625%, 3/22/15(1)	300,000	304,258

		2,969,020

BEVERAGES — 1.0%
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14	100,000	108,603
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	481,000	642,788
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	200,000	243,568
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	260,000	261,871
Brown-Forman Corp., 3.75%, 1/15/43	60,000	60,339
Coca-Cola Co. (The), 1.80%, 9/1/16	130,000	134,351
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	120,000	126,504
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	100,000	103,626
PepsiCo, Inc., 3.00%, 8/25/21	120,000	127,178
PepsiCo, Inc., 4.875%, 11/1/40	50,000	58,532
PepsiCo, Inc., 3.60%, 8/13/42	130,000	126,800
Pernod-Ricard SA, 2.95%, 1/15/17(1)	190,000	199,957
Pernod-Ricard SA, 4.45%, 1/15/22(1)	100,000	110,689
SABMiller Holdings, Inc., 2.45%, 1/15/17(1)	400,000	417,231
SABMiller Holdings, Inc., 3.75%, 1/15/22(1)	200,000	216,149
United Technologies Corp., 6.05%, 6/1/36	95,000	125,149

		3,063,335

BIOTECHNOLOGY — 0.4%
Amgen, Inc., 2.125%, 5/15/17	320,000	331,736
Amgen, Inc., 5.85%, 6/1/17	90,000	106,653
Amgen, Inc., 3.625%, 5/15/22	200,000	215,114
Amgen, Inc., 6.40%, 2/1/39	60,000	77,746
Celgene Corp., 3.25%, 8/15/22	150,000	153,046
Gilead Sciences, Inc., 4.40%, 12/1/21	270,000	308,037

		1,192,332

BUILDING PRODUCTS — 0.2%
Masco Corp., 6.125%, 10/3/16	200,000	221,035
Masco Corp., 5.95%, 3/15/22	250,000	277,342

		498,377

CAPITAL MARKETS — 0.3%
Ameriprise Financial, Inc., 5.30%, 3/15/20	100,000	118,450
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	343,000	412,236
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17	170,000	182,746
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	240,000	258,489
Jefferies Group, Inc., 5.125%, 4/13/18	80,000	84,400

		1,056,321

CHEMICALS — 0.7%
Ashland, Inc., 4.75%, 8/15/22(1)	200,000	209,000
CF Industries, Inc., 6.875%, 5/1/18	200,000	244,513
CF Industries, Inc., 7.125%, 5/1/20	120,000	151,123
Dow Chemical Co. (The), 5.90%, 2/15/15	180,000	198,669
Dow Chemical Co. (The), 2.50%, 2/15/16	60,000	62,409
Dow Chemical Co. (The), 4.25%, 11/15/20	120,000	133,730
Eastman Chemical Co., 2.40%, 6/1/17	190,000	196,456
Eastman Chemical Co., 3.60%, 8/15/22	210,000	220,130
Ecolab, Inc., 3.00%, 12/8/16	90,000	95,705
Ecolab, Inc., 4.35%, 12/8/21	330,000	368,643
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	50,000	51,625
Ineos Finance plc, 8.375%, 2/15/19(1)	300,000	324,375

		2,256,378

COMMERCIAL BANKS — 1.6%
Bank of America N.A., 5.30%, 3/15/17	300,000	337,631
Bank of Nova Scotia, 2.55%, 1/12/17	180,000	189,527
BB&T Corp., 5.70%, 4/30/14	20,000	21,323
BB&T Corp., 3.20%, 3/15/16	130,000	138,435
Capital One Financial Corp., 2.15%, 3/23/15	130,000	132,760
Capital One Financial Corp., 1.00%, 11/6/15	100,000	99,723
Capital One Financial Corp., 4.75%, 7/15/21	160,000	184,651
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22	250,000	256,238
Fifth Third Bancorp, 6.25%, 5/1/13	120,000	122,289
HSBC Bank plc, 3.50%, 6/28/15(1)	110,000	116,739
ING Bank NV, 2.00%, 9/25/15(1)	200,000	201,597
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	250,000	285,260
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14	140,000	149,252
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	380,000	397,465
PNC Funding Corp., 3.625%, 2/8/15	60,000	63,545
PNC Funding Corp., 4.375%, 8/11/20	50,000	57,069
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	460,000	497,979

SunTrust Banks, Inc., 3.60%, 4/15/16	33,000	35,268
Toronto-Dominion Bank (The), 2.50%, 7/14/16	80,000	84,212
Toronto-Dominion Bank (The), 2.375%, 10/19/16	280,000	294,416
U.S. Bancorp., 3.44%, 2/1/16	90,000	94,822
U.S. Bancorp., MTN, 3.00%, 3/15/22	200,000	208,188
U.S. Bancorp., MTN, 2.95%, 7/15/22	70,000	70,780
Wachovia Bank N.A., 4.80%, 11/1/14	34,000	36,510
Wells Fargo & Co., 1.50%, 7/1/15	120,000	122,142
Wells Fargo & Co., 3.68%, 6/15/16	100,000	108,170
Wells Fargo & Co., 2.10%, 5/8/17	330,000	341,419
Wells Fargo & Co., 5.625%, 12/11/17	100,000	119,360
Wells Fargo & Co., MTN, 3.50%, 3/8/22	190,000	202,840

		4,969,610

COMMERCIAL SERVICES AND SUPPLIES — 0.3%
Corrections Corp. of America, 7.75%, 6/1/17	200,000	213,500
Republic Services, Inc., 3.80%, 5/15/18	40,000	44,012
Republic Services, Inc., 5.50%, 9/15/19	90,000	106,649
Republic Services, Inc., 3.55%, 6/1/22	150,000	156,530
Waste Management, Inc., 2.60%, 9/1/16	390,000	408,795
Waste Management, Inc., 4.75%, 6/30/20	70,000	80,006
Waste Management, Inc., 6.125%, 11/30/39	40,000	50,684

		1,060,176

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39	105,000	136,774
Crown Castle International Corp., 5.25%, 1/15/23(1)	200,000	214,750

		351,524

COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 2.60%, 9/15/17	400,000	389,953

CONSTRUCTION MATERIALS — 0.1%
Covanta Holding Corp., 7.25%, 12/1/20	200,000	221,278
Owens Corning, 4.20%, 12/15/22	140,000	142,502

		363,780

CONSUMER FINANCE — 0.5%
American Express Centurion Bank, 6.00%, 9/13/17	350,000	423,445
American Express Credit Corp., MTN, 2.75%, 9/15/15	180,000	188,817
American Express Credit Corp., MTN, 2.375%, 3/24/17	140,000	146,584
Credit Suisse (New York), 5.50%, 5/1/14	100,000	106,434
John Deere Capital Corp., MTN, 3.15%, 10/15/21	100,000	105,540
PNC Bank N.A., 6.00%, 12/7/17	200,000	240,915
SLM Corp., 6.25%, 1/25/16	70,000	76,475
SLM Corp., MTN, 5.00%, 10/1/13	120,000	123,450

		1,411,660

CONTAINERS AND PACKAGING — 0.3%
Ardagh Packaging Finance plc, 7.375%, 10/15/17(1)	430,000	469,775
Ball Corp., 7.125%, 9/1/16	200,000	215,000
Ball Corp., 6.75%, 9/15/20	150,000	166,125

		850,900

DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17	50,000	50,594

Catholic Health Initiatives, 2.95%, 11/1/22	100,000	101,149

		151,743

DIVERSIFIED FINANCIAL SERVICES — 4.3%
Ally Financial, Inc., 8.30%, 2/12/15	240,000	267,900
Bank of America Corp., 4.50%, 4/1/15	620,000	661,187
Bank of America Corp., 3.75%, 7/12/16	160,000	171,125
Bank of America Corp., 6.50%, 8/1/16	60,000	69,324
Bank of America Corp., 5.75%, 12/1/17	230,000	268,285
Bank of America Corp., 5.625%, 7/1/20	350,000	415,255
Bank of America Corp., 5.70%, 1/24/22	270,000	324,948
Bank of America Corp., 5.875%, 2/7/42	110,000	137,362
Citigroup, Inc., 6.01%, 1/15/15	300,000	327,954
Citigroup, Inc., 4.75%, 5/19/15	230,000	248,072
Citigroup, Inc., 4.45%, 1/10/17	700,000	775,949
Citigroup, Inc., 5.50%, 2/15/17	90,000	99,831
Citigroup, Inc., 6.125%, 5/15/18	370,000	443,765
Citigroup, Inc., 4.50%, 1/14/22	290,000	323,821
Deutsche Bank AG (London), 3.875%, 8/18/14	70,000	73,507
General Electric Capital Corp., 3.75%, 11/14/14	270,000	284,832
General Electric Capital Corp., 2.25%, 11/9/15	180,000	186,002
General Electric Capital Corp., 5.625%, 9/15/17	50,000	59,028
General Electric Capital Corp., 2.10%, 12/11/19	50,000	50,177
General Electric Capital Corp., 4.375%, 9/16/20	320,000	357,394
General Electric Capital Corp., 5.30%, 2/11/21	160,000	185,862
General Electric Capital Corp., MTN, 2.30%, 4/27/17	150,000	155,641
General Electric Capital Corp., MTN, 6.00%, 8/7/19	720,000	876,464
General Electric Capital Corp., MTN, 4.65%, 10/17/21	250,000	285,489
General Electric Capital Corp., MTN, 5.875%, 1/14/38	100,000	120,728
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	170,000	182,707
Goldman Sachs Group, Inc. (The), 3.30%, 5/3/15	30,000	31,283
Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15	110,000	116,156
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	600,000	698,741
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	230,000	263,763
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	630,000	745,387
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41	60,000	73,680
HSBC Holdings plc, 5.10%, 4/5/21	250,000	295,444
HSBC Holdings plc, 6.80%, 6/1/38	40,000	51,196
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	50,000	52,063
JPMorgan Chase & Co., 6.00%, 1/15/18	400,000	479,236
JPMorgan Chase & Co., 4.95%, 3/25/20	200,000	232,138
JPMorgan Chase & Co., 4.25%, 10/15/20	350,000	389,531
JPMorgan Chase & Co., 4.625%, 5/10/21	180,000	205,389
Morgan Stanley, 6.00%, 4/28/15	300,000	326,920
Morgan Stanley, 4.75%, 3/22/17	360,000	393,003
Morgan Stanley, 6.625%, 4/1/18	180,000	212,306
Morgan Stanley, 5.625%, 9/23/19	100,000	113,169
Morgan Stanley, 5.50%, 7/24/20	100,000	112,579
Morgan Stanley, 5.75%, 1/25/21	250,000	285,715
Morgan Stanley, 4.875%, 11/1/22	50,000	51,814
Syngenta Finance NV, 3.125%, 3/28/22	100,000	105,250
UBS AG, 7.625%, 8/17/22	400,000	442,151

UBS AG (Stamford Branch), 5.875%, 12/20/17	350,000	416,902

		13,446,425

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
AT&T, Inc., 5.10%, 9/15/14	30,000	32,239
AT&T, Inc., 3.875%, 8/15/21	480,000	535,400
AT&T, Inc., 2.625%, 12/1/22	370,000	370,963
AT&T, Inc., 6.55%, 2/15/39	180,000	236,741
AT&T, Inc., 5.55%, 8/15/41	160,000	192,199
British Telecommunications plc, 5.95%, 1/15/18	300,000	358,784
CenturyLink, Inc., 6.15%, 9/15/19	100,000	109,839
CenturyLink, Inc., 5.80%, 3/15/22	20,000	21,159
CenturyLink, Inc., Series P, 7.60%, 9/15/39	50,000	51,936
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(1)	110,000	112,880
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	200,000	248,548
France Telecom SA, 4.375%, 7/8/14	80,000	84,225
Frontier Communications Corp., 6.25%, 1/15/13	200,000	200,375
Telecom Italia Capital SA, 7.00%, 6/4/18	30,000	34,440
Telefonica Emisiones SAU, 5.88%, 7/15/19	80,000	87,600
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	106,875
Verizon Communications, Inc., 6.10%, 4/15/18	100,000	123,056
Verizon Communications, Inc., 8.75%, 11/1/18	71,000	98,663
Verizon Communications, Inc., 4.60%, 4/1/21	100,000	116,812
Verizon Communications, Inc., 3.50%, 11/1/21	100,000	109,494
Verizon Communications, Inc., 7.35%, 4/1/39	110,000	163,201
Verizon Communications, Inc., 4.75%, 11/1/41	60,000	68,124
Verizon Communications, Inc., 3.85%, 11/1/42	150,000	147,690
Virgin Media Finance plc, 8.375%, 10/15/19	134,000	152,760
Virgin Media Finance plc, 4.875%, 2/15/22	200,000	205,500
Windstream Corp., 7.875%, 11/1/17	40,000	45,200

		4,014,703

ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 8.00%, 10/15/17	150,000	174,000

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Arrow Electronics, Inc., 3.375%, 11/1/15	180,000	186,874
Jabil Circuit, Inc., 7.75%, 7/15/16	170,000	200,600
Jabil Circuit, Inc., 5.625%, 12/15/20	60,000	66,900
Jabil Circuit, Inc., 4.70%, 9/15/22	160,000	169,000

		623,374

ENERGY EQUIPMENT AND SERVICES — 0.3%
Ensco plc, 3.25%, 3/15/16	70,000	74,266
Ensco plc, 4.70%, 3/15/21	130,000	146,407
Noble Holding International Ltd., 3.95%, 3/15/22	50,000	52,660
Pride International, Inc., 6.875%, 8/15/20	100,000	126,557
Transocean, Inc., 2.50%, 10/15/17	210,000	212,371
Transocean, Inc., 6.50%, 11/15/20	80,000	96,958
Transocean, Inc., 6.375%, 12/15/21	60,000	72,975
Weatherford International Ltd., 9.625%, 3/1/19	100,000	130,534

		912,728

FOOD AND STAPLES RETAILING — 0.6%
CVS Caremark Corp., 2.75%, 12/1/22	350,000	351,629
Delhaize Group SA, 6.50%, 6/15/17	100,000	113,589
Dollar General Corp., 4.125%, 7/15/17	100,000	105,500
Kroger Co. (The), 6.40%, 8/15/17	100,000	120,786
Safeway, Inc., 4.75%, 12/1/21	120,000	123,734
Susser Holdings LLC / Susser Finance Corp., 8.50%, 5/15/16	75,000	80,062
Target Corp., 4.00%, 7/1/42	80,000	82,276
Wal-Mart Stores, Inc., 5.875%, 4/5/27	95,000	127,340
Wal-Mart Stores, Inc., 4.875%, 7/8/40	90,000	106,456
Wal-Mart Stores, Inc., 5.625%, 4/15/41	280,000	367,032
Walgreen Co., 1.00%, 3/13/15	250,000	250,330
Walgreen Co., 1.80%, 9/15/17	100,000	100,634

		1,929,368

FOOD PRODUCTS — 0.7%
General Mills, Inc., 3.15%, 12/15/21	350,000	366,157
HJ Heinz Co., 2.00%, 9/12/16	150,000	154,875
Kellogg Co., 4.45%, 5/30/16	70,000	77,478
Kraft Foods Group, Inc., 5.375%, 2/10/20(1)	41,000	49,262
Kraft Foods, Inc., 6.125%, 8/23/18(1)	22,000	26,975
Kraft Foods, Inc., 5.375%, 2/10/20	138,000	166,713
Kraft Foods, Inc., 5.00%, 6/4/42(1)	110,000	123,815
Mead Johnson Nutrition Co., 3.50%, 11/1/14	200,000	209,121
Mondelez International, Inc., 6.125%, 2/1/18	8,000	9,742
Mondelez International, Inc., 6.50%, 2/9/40	190,000	255,461
TreeHouse Foods, Inc., 7.75%, 3/1/18	325,000	353,437
Tyson Foods, Inc., 6.60%, 4/1/16	100,000	115,067
Tyson Foods, Inc., 4.50%, 6/15/22	160,000	173,819

		2,081,922

GAS UTILITIES — 1.4%
Access Midstream Partners LP / ACMP Finance Corp., 4.875%, 5/15/23	250,000	254,063
El Paso Corp., 6.875%, 6/15/14	50,000	53,790
El Paso Corp., 7.25%, 6/1/18	120,000	139,250
El Paso Pipeline Partners Operating Co. LLC, 4.10%, 11/15/15	200,000	215,511
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	160,000	195,730
Enbridge Energy Partners LP, 6.50%, 4/15/18	60,000	73,074
Enbridge Energy Partners LP, 5.20%, 3/15/20	70,000	79,008
Energy Transfer Partners LP, 5.20%, 2/1/22	80,000	91,329
Energy Transfer Partners LP, 6.50%, 2/1/42	140,000	171,555
Enterprise Products Operating LLC, 3.70%, 6/1/15	70,000	74,424
Enterprise Products Operating LLC, 6.30%, 9/15/17	230,000	278,413
Enterprise Products Operating LLC, 5.95%, 2/1/41	190,000	229,586
Enterprise Products Operating LLC, 4.45%, 2/15/43	150,000	152,026
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	200,000	252,149
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	60,000	69,983
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	180,000	192,633
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	159,910
Magellan Midstream Partners LP, 6.55%, 7/15/19	170,000	210,283
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	225,000	248,063
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	40,000	43,125
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19	50,000	68,059
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	240,000	254,293

TransCanada PipeLines Ltd., 2.50%, 8/1/22	270,000	270,799
Williams Cos., Inc. (The), 3.70%, 1/15/23	130,000	131,245
Williams Partners LP, 4.125%, 11/15/20	280,000	304,272
Williams Partners LP, 3.35%, 8/15/22	130,000	132,302

		4,344,875

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Biomet, Inc., 6.50%, 8/1/20(1)	100,000	106,625
Covidien International Finance SA, 1.875%, 6/15/13	100,000	100,688
Covidien International Finance SA, 3.20%, 6/15/22	70,000	73,349

		280,662

HEALTH CARE PROVIDERS AND SERVICES — 1.0%
Aetna, Inc., 2.75%, 11/15/22	160,000	158,833
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	400,000	423,500
Express Scripts, Inc., 2.65%, 2/15/17(1)	430,000	447,233
Express Scripts, Inc., 7.25%, 6/15/19	320,000	410,349
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	300,000	327,000
HCA, Inc., 7.875%, 2/15/20	140,000	156,450
HCA, Inc., 7.69%, 6/15/25	50,000	51,375
Mayo Clinic Rochester, 3.77%, 11/15/43	65,000	65,226
Medco Health Solutions, Inc., 6.125%, 3/15/13	150,000	151,703
NYU Hospitals Center, 4.43%, 7/1/42	100,000	97,475
UnitedHealth Group, Inc., 3.95%, 10/15/42	70,000	69,778
Universal Health Services, Inc., 7.125%, 6/30/16	200,000	229,000
Universal Health Services, Inc., 7.00%, 10/1/18	150,000	166,125
WellPoint, Inc., 3.125%, 5/15/22	110,000	111,248
WellPoint, Inc., 3.30%, 1/15/23	150,000	154,045
WellPoint, Inc., 5.80%, 8/15/40	50,000	58,732

		3,078,072

HOTELS, RESTAURANTS AND LEISURE — 0.3%
Darden Restaurants, Inc., 3.35%, 11/1/22	100,000	96,851
McDonald's Corp., 5.35%, 3/1/18	280,000	337,995
Pinnacle Entertainment, Inc., 8.75%, 5/15/20	50,000	54,250
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	200,000	212,500
Wyndham Worldwide Corp., 6.00%, 12/1/16	1,000	1,132
Wyndham Worldwide Corp., 2.95%, 3/1/17	150,000	153,485
Yum! Brands, Inc., 3.75%, 11/1/21	40,000	42,612

		898,825

HOUSEHOLD DURABLES†
Toll Brothers Finance Corp., 6.75%, 11/1/19	90,000	107,356

HOUSEHOLD PRODUCTS — 0.1%
Clorox Co. (The), 3.05%, 9/15/22	90,000	92,877
Jarden Corp., 8.00%, 5/1/16	200,000	213,500

		306,377

INDUSTRIAL CONGLOMERATES — 0.3%
Bombardier, Inc., 7.50%, 3/15/18(1)	100,000	111,875
Bombardier, Inc., 5.75%, 3/15/22(1)	50,000	51,625
General Electric Co., 5.00%, 2/1/13	150,000	150,575
General Electric Co., 5.25%, 12/6/17	220,000	259,608
General Electric Co., 2.70%, 10/9/22	160,000	163,243
General Electric Co., 4.125%, 10/9/42	100,000	102,971

SPX Corp., 7.625%, 12/15/14	50,000	55,000

		894,897

INSURANCE — 1.3%
Allstate Corp. (The), 7.45%, 5/16/19	120,000	157,456
Allstate Corp. (The), 5.20%, 1/15/42	180,000	213,838
American International Group, Inc., 3.65%, 1/15/14	50,000	51,362
American International Group, Inc., 5.85%, 1/16/18	582,000	689,325
American International Group, Inc., 4.875%, 6/1/22	300,000	342,775
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	130,000	149,267
Berkshire Hathaway, Inc., 3.75%, 8/15/21	40,000	44,098
Berkshire Hathaway, Inc., 3.00%, 5/15/22	200,000	208,556
Genworth Financial, Inc., 7.20%, 2/15/21	50,000	54,084
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	110,000	123,194
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	80,000	95,384
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	130,000	150,125
ING U.S., Inc., 5.50%, 7/15/22(1)	70,000	76,027
International Lease Finance Corp., 4.875%, 4/1/15	100,000	103,883
International Lease Finance Corp., 5.75%, 5/15/16	70,000	74,118
International Lease Finance Corp., 8.75%, 3/15/17	50,000	58,000
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)	70,000	76,355
Liberty Mutual Group, Inc., 6.50%, 5/1/42(1)	100,000	112,598
Lincoln National Corp., 6.25%, 2/15/20	160,000	191,564
MetLife, Inc., 6.75%, 6/1/16	100,000	118,497
MetLife, Inc., 1.76%, 12/15/17	110,000	111,822
MetLife, Inc., 4.125%, 8/13/42	110,000	110,127
Principal Financial Group, Inc., 3.30%, 9/15/22	80,000	81,228
Prudential Financial, Inc., 7.375%, 6/15/19	115,000	146,120
Prudential Financial, Inc., 5.375%, 6/21/20	110,000	128,682
Prudential Financial, Inc., 5.625%, 5/12/41	90,000	102,685
Prudential Financial, Inc., MTN, 2.75%, 1/14/13	150,000	150,143
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	45,000	51,299

		3,972,612

INTERNET SOFTWARE AND SERVICES — 0.1%
IAC/InterActiveCorp, 4.75%, 12/15/22(1)	180,000	180,000

IT SERVICES — 0.2%
Fidelity National Information Services, Inc., 7.625%, 7/15/17	125,000	136,562
Fidelity National Information Services, Inc., 5.00%, 3/15/22	140,000	150,850
International Business Machines Corp., 1.95%, 7/22/16	400,000	415,952

		703,364

LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	80,000	81,161
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	250,000	266,100

		347,261

MACHINERY — 0.2%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	220,000	225,210
Deere & Co., 5.375%, 10/16/29	130,000	166,534
Deere & Co., 3.90%, 6/9/42	150,000	153,467

		545,211

MEDIA — 2.3%
CBS Corp., 4.85%, 7/1/42	150,000	156,266

CC Holdings GS V LLC, 2.38%, 12/15/17(1)	190,000	191,080
CC Holdings GS V LLC, 3.85%, 4/15/23(1)	160,000	162,921
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	235,000	257,325
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	100,000	101,750
Comcast Corp., 5.90%, 3/15/16	200,000	229,903
Comcast Corp., 6.50%, 11/15/35	120,000	154,087
Comcast Corp., 6.40%, 5/15/38	80,000	102,303
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	120,000	128,181
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	190,000	213,297
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.80%, 3/15/22	90,000	92,928
Discovery Communications LLC, 5.625%, 8/15/19	200,000	239,036
DISH DBS Corp., 7.00%, 10/1/13	100,000	104,250
DISH DBS Corp., 7.125%, 2/1/16	260,000	292,500
DISH DBS Corp., 4.625%, 7/15/17	110,000	115,225
DISH DBS Corp., 6.75%, 6/1/21	30,000	34,350
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	150,000	164,625
Lamar Media Corp., 9.75%, 4/1/14	90,000	99,000
Lamar Media Corp., 7.875%, 4/15/18	50,000	55,500
Lamar Media Corp., 5.00%, 5/1/23(1)	300,000	309,750
NBCUniversal Media LLC, 5.15%, 4/30/20	180,000	213,528
NBCUniversal Media LLC, 4.375%, 4/1/21	610,000	685,766
NBCUniversal Media LLC, 2.875%, 1/15/23	200,000	201,043
News America, Inc., 3.00%, 9/15/22(1)	150,000	150,814
News America, Inc., 6.90%, 8/15/39	220,000	288,279
Omnicom Group, Inc., 3.625%, 5/1/22	40,000	41,705
Qwest Corp., 7.50%, 10/1/14	80,000	87,596
Salem Communications Corp., 9.625%, 12/15/16	55,000	61,188
SBA Telecommunications, Inc., 8.25%, 8/15/19	65,000	72,963
Sinclair Television Group, Inc., 9.25%, 11/1/17(1)	50,000	55,250
Sirius XM Radio, Inc., 8.75%, 4/1/15(1)	100,000	113,750
Sirius XM Radio, Inc., 5.25%, 8/15/22(1)	100,000	101,500
Time Warner Cable, Inc., 6.75%, 7/1/18	380,000	475,072
Time Warner Cable, Inc., 4.50%, 9/15/42	180,000	175,714
Time Warner, Inc., 3.15%, 7/15/15	140,000	148,129
Time Warner, Inc., 3.40%, 6/15/22	70,000	73,080
Time Warner, Inc., 7.70%, 5/1/32	100,000	139,914
Time Warner, Inc., 4.90%, 6/15/42	250,000	268,444
Viacom, Inc., 4.375%, 9/15/14	110,000	116,595
Viacom, Inc., 4.50%, 3/1/21	140,000	157,633
Viacom, Inc., 3.125%, 6/15/22	140,000	143,461
Virgin Media Secured Finance plc, 6.50%, 1/15/18	70,000	75,687
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	160,000	161,626

		7,213,014

METALS AND MINING — 0.5%
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	70,000	72,292
ArcelorMittal, 5.75%, 8/5/20	105,000	105,282
Barrick North America Finance LLC, 4.40%, 5/30/21	80,000	87,799
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	100,000	107,717
Newmont Mining Corp., 3.50%, 3/15/22	150,000	154,835
Newmont Mining Corp., 6.25%, 10/1/39	80,000	96,429
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	60,000	63,649
Steel Dynamics, Inc., 7.625%, 3/15/20	100,000	111,000
Teck Resources Ltd., 5.375%, 10/1/15	50,000	55,120

Teck Resources Ltd., 3.15%, 1/15/17	70,000	73,412
Teck Resources Ltd., 3.85%, 8/15/17	100,000	107,209
Vale Overseas Ltd., 5.625%, 9/15/19	170,000	193,988
Vale Overseas Ltd., 4.625%, 9/15/20	240,000	260,284

		1,489,016

MULTI-UTILITIES — 1.7%
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(1)	200,000	213,500
Calpine Corp., 7.25%, 10/15/17(1)	211,000	225,770
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	120,000	114,327
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	109,000	123,198
CMS Energy Corp., 4.25%, 9/30/15	50,000	53,299
Constellation Energy Group, Inc., 5.15%, 12/1/20	130,000	148,713
Consumers Energy Co., 2.85%, 5/15/22	50,000	51,728
Dominion Resources, Inc., 2.25%, 9/1/15	200,000	207,356
Dominion Resources, Inc., 6.40%, 6/15/18	120,000	149,244
Dominion Resources, Inc., 2.75%, 9/15/22	130,000	131,269
Dominion Resources, Inc., 4.90%, 8/1/41	220,000	246,744
DPL, Inc., 6.50%, 10/15/16	230,000	244,375
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18	60,000	78,587
Duke Energy Corp., 3.95%, 9/15/14	150,000	158,024
Duke Energy Corp., 1.625%, 8/15/17	180,000	180,606
Duke Energy Corp., 3.55%, 9/15/21	380,000	400,807
Edison International, 3.75%, 9/15/17	100,000	108,518
Exelon Generation Co. LLC, 5.20%, 10/1/19	110,000	124,780
FirstEnergy Solutions Corp., 6.05%, 8/15/21	160,000	183,261
Florida Power Corp., 6.35%, 9/15/37	70,000	94,073
Florida Power Corp., 3.85%, 11/15/42	130,000	126,217
Georgia Power Co., 4.30%, 3/15/42	70,000	73,496
Ipalco Enterprises, Inc., 5.00%, 5/1/18	40,000	42,100
Niagara Mohawk Power Corp., 4.88%, 8/15/19(1)	40,000	46,743
Nisource Finance Corp., 4.45%, 12/1/21	60,000	65,754
Nisource Finance Corp., 5.25%, 2/15/43	100,000	105,948
Northern States Power Co., 3.40%, 8/15/42	100,000	94,317
NRG Energy, Inc., 7.625%, 1/15/18	225,000	250,875
Pacific Gas & Electric Co., 3.25%, 9/15/21	150,000	160,380
Pacific Gas & Electric Co., 5.80%, 3/1/37	85,000	105,246
PacifiCorp, 6.00%, 1/15/39	90,000	119,516
Progress Energy, Inc., 3.15%, 4/1/22	80,000	81,057
Public Service Company of Colorado, 4.75%, 8/15/41	30,000	34,440
San Diego Gas & Electric Co., 3.00%, 8/15/21	70,000	74,175
Sempra Energy, 6.50%, 6/1/16	88,000	103,222
Sempra Energy, 9.80%, 2/15/19	30,000	42,027
Sempra Energy, 2.875%, 10/1/22	130,000	130,436
Southern California Edison Co., 5.625%, 2/1/36	70,000	88,660
Southern Power Co., 5.15%, 9/15/41	40,000	45,086
Wisconsin Electric Power Co., 2.95%, 9/15/21	150,000	157,222
Xcel Energy, Inc., 4.80%, 9/15/41	60,000	67,394

		5,252,490

MULTILINE RETAIL†
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	38,000	44,678

OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13	30,000	30,517

OIL, GAS AND CONSUMABLE FUELS — 2.4%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	300,000	277,500
Anadarko Petroleum Corp., 5.95%, 9/15/16	210,000	241,876
Anadarko Petroleum Corp., 6.45%, 9/15/36	110,000	137,915
Apache Corp., 2.625%, 1/15/23	220,000	219,799
Apache Corp., 4.75%, 4/15/43	90,000	98,072
Bill Barrett Corp., 9.875%, 7/15/16	150,000	163,500
Bill Barrett Corp., 7.00%, 10/15/22	250,000	258,750
BP Capital Markets plc, 2.25%, 11/1/16	160,000	166,565
BP Capital Markets plc, 1.85%, 5/5/17	100,000	102,300
BP Capital Markets plc, 4.50%, 10/1/20	80,000	92,264
Cenovus Energy, Inc., 4.50%, 9/15/14	50,000	53,068
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(1)	250,000	236,875
ConocoPhillips, 5.75%, 2/1/19	160,000	196,901
ConocoPhillips Co., 2.40%, 12/15/22	140,000	139,690
ConocoPhillips Holding Co., 6.95%, 4/15/29	140,000	195,311
Denbury Resources, Inc., 8.25%, 2/15/20	100,000	113,000
Devon Energy Corp., 1.875%, 5/15/17	130,000	132,618
Devon Energy Corp., 5.60%, 7/15/41	130,000	154,561
EOG Resources, Inc., 5.625%, 6/1/19	60,000	73,694
FMC Technologies, Inc., 2.00%, 10/1/17	120,000	121,200
Forest Oil Corp., 8.50%, 2/15/14	25,000	26,625
Hess Corp., 6.00%, 1/15/40	80,000	97,680
Marathon Petroleum Corp., 3.50%, 3/1/16	60,000	63,903
Newfield Exploration Co., 6.875%, 2/1/20	120,000	129,000
Newfield Exploration Co., 5.625%, 7/1/24	80,000	86,600
Nexen, Inc., 6.20%, 7/30/19	110,000	135,170
Noble Energy, Inc., 4.15%, 12/15/21	220,000	243,064
Occidental Petroleum Corp., 2.70%, 2/15/23	240,000	245,122
Peabody Energy Corp., 6.00%, 11/15/18	100,000	106,750
Peabody Energy Corp., 6.50%, 9/15/20	5,000	5,388
Pemex Project Funding Master Trust, 6.625%, 6/15/35	100,000	127,500
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	180,000	205,636
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	370,000	418,017
Petroleos Mexicanos, 6.00%, 3/5/20	105,000	126,000
Petroleos Mexicanos, 4.875%, 1/24/22	200,000	226,200
Petroleos Mexicanos, 6.50%, 6/2/41	70,000	88,200
Petroleos Mexicanos, 5.50%, 6/27/44(1)	80,000	88,200
Phillips 66, 4.30%, 4/1/22(1)	190,000	212,490
Pioneer Natural Resources Co., 3.95%, 7/15/22	170,000	178,291
SandRidge Energy, Inc., 8.75%, 1/15/20	225,000	247,500
Shell International Finance BV, 2.375%, 8/21/22	160,000	160,900
Shell International Finance BV, 3.625%, 8/21/42	210,000	208,370
Statoil ASA, 2.45%, 1/17/23	220,000	219,699
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	150,000	163,125
Suncor Energy, Inc., 6.10%, 6/1/18	138,000	168,470
Suncor Energy, Inc., 6.85%, 6/1/39	50,000	69,136
Talisman Energy, Inc., 7.75%, 6/1/19	180,000	232,135

Tesoro Corp., 5.375%, 10/1/22	100,000	107,000

		7,561,630

PAPER AND FOREST PRODUCTS — 0.2%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	360,000	428,576
International Paper Co., 4.75%, 2/15/22	60,000	67,947
International Paper Co., 6.00%, 11/15/41	90,000	106,666

		603,189

PERSONAL PRODUCTS†
Procter & Gamble Co. (The), 1.45%, 8/15/16	120,000	122,347

PHARMACEUTICALS — 0.8%
AbbVie, Inc., 1.20%, 11/6/15(1)	80,000	80,584
AbbVie, Inc., 1.75%, 11/6/17(1)	320,000	323,735
AbbVie, Inc., 4.40%, 11/6/42(1)	70,000	74,495
Bristol-Myers Squibb Co., 3.25%, 8/1/42	200,000	183,289
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	300,000	311,877
Merck & Co., Inc., 2.40%, 9/15/22	290,000	290,370
Merck & Co., Inc., 3.60%, 9/15/42	30,000	29,632
Mylan, Inc., 3.125%, 1/15/23(1)	140,000	138,923
Roche Holdings, Inc., 6.00%, 3/1/19(1)	370,000	460,842
Roche Holdings, Inc., 7.00%, 3/1/39(1)	210,000	316,690
Sanofi, 4.00%, 3/29/21	100,000	114,073
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	40,000	40,386
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	170,000	181,171
Watson Pharmaceuticals, Inc., 4.625%, 10/1/42	70,000	72,950

		2,619,017

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.2%
American Tower Corp., 4.625%, 4/1/15	200,000	212,692
American Tower Corp., 4.70%, 3/15/22	200,000	221,467
Boston Properties LP, 5.00%, 6/1/15	150,000	163,960
Boston Properties LP, 3.85%, 2/1/23	120,000	126,172
BRE Properties, Inc., 3.375%, 1/15/23	150,000	148,612
Developers Diversified Realty Corp., 4.75%, 4/15/18	290,000	321,657
Digital Realty Trust LP, 4.50%, 7/15/15	70,000	74,520
Essex Portfolio LP, 3.625%, 8/15/22(1)	170,000	169,858
HCP, Inc., 3.75%, 2/1/16	250,000	265,465
HCP, Inc., 2.625%, 2/1/20	170,000	169,456
Health Care REIT, Inc., 2.25%, 3/15/18	200,000	199,998
Health Care REIT, Inc., 3.75%, 3/15/23	300,000	300,835
Host Hotels & Resorts LP, 6.00%, 10/1/21	165,000	190,162
Reckson Operating Partnership LP, 6.00%, 3/31/16	100,000	109,699
Reckson Operating Partnership LP, 7.75%, 3/15/20	115,000	143,082
Simon Property Group LP, 5.75%, 12/1/15	240,000	270,496
UDR, Inc., 4.25%, 6/1/18	70,000	76,351
Ventas Realty LP / Ventas Capital Corp., 2.00%, 2/15/18	100,000	100,147
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	130,000	137,134
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	150,000	161,337
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	80,000	87,552
WEA Finance LLC, 4.625%, 5/10/21(1)	70,000	78,440

		3,729,092

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
ProLogis LP, 6.625%, 12/1/19	130,000	154,998
ProLogis LP, 6.875%, 3/15/20	20,000	24,226

		179,224

ROAD AND RAIL — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	127,000	137,650
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	50,000	56,815
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	180,000	203,209
CSX Corp., 4.25%, 6/1/21	150,000	168,769
CSX Corp., 4.75%, 5/30/42	100,000	107,784
Norfolk Southern Corp., 5.75%, 4/1/18	110,000	131,472
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 7/11/14(1)	200,000	202,165
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	80,000	80,257
Union Pacific Corp., 4.875%, 1/15/15	200,000	216,366
Union Pacific Corp., 2.95%, 1/15/23	150,000	155,234
Union Pacific Corp., 4.75%, 9/15/41	110,000	123,507

		1,583,228

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Intel Corp., 1.35%, 12/15/17	170,000	170,089

SOFTWARE — 0.3%
Intuit, Inc., 5.75%, 3/15/17	220,000	253,943
Oracle Corp., 5.75%, 4/15/18	200,000	243,594
Oracle Corp., 2.50%, 10/15/22	340,000	343,389

		840,926

SPECIALTY RETAIL — 0.3%
Home Depot, Inc. (The), 5.95%, 4/1/41	270,000	364,916
Lowe's Cos., Inc., 4.65%, 4/15/42	150,000	167,176
Rent-A-Center, Inc., 6.625%, 11/15/20	200,000	219,000
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	100,000	106,500

		857,592

TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Gap, Inc. (The), 5.95%, 4/12/21	60,000	68,692
Hanesbrands, Inc., 6.375%, 12/15/20	60,000	66,300
Ltd. Brands, Inc., 6.90%, 7/15/17	250,000	288,125
Phillips-Van Heusen Corp., 7.375%, 5/15/20	50,000	56,313
Polymer Group, Inc., 7.75%, 2/1/19	225,000	242,437

		721,867

TOBACCO — 0.2%
Altria Group, Inc., 9.25%, 8/6/19	55,000	76,557
Altria Group, Inc., 2.85%, 8/9/22	390,000	386,270
Philip Morris International, Inc., 4.125%, 5/17/21	120,000	135,759

		598,586

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Alltel Corp., 7.875%, 7/1/32	30,000	47,073
America Movil SAB de CV, 5.00%, 3/30/20	100,000	116,746
America Movil SAB de CV, 3.125%, 7/16/22	310,000	315,512
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	230,000	241,505
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	160,000	220,295
Vodafone Group plc, 5.00%, 12/16/13	140,000	146,015

Vodafone Group plc, 5.625%, 2/27/17	140,000	164,389
Vodafone Group plc, 2.50%, 9/26/22	70,000	69,788

		1,321,323

TOTAL CORPORATE BONDS (Cost $89,816,559)		95,904,261

U.S. TREASURY SECURITIES — 30.1%

U.S. Treasury Bonds, 5.375%, 2/15/31	5,900,000	8,402,892
U.S. Treasury Bonds, 3.50%, 2/15/39	300,000	337,969
U.S. Treasury Bonds, 4.375%, 11/15/39	160,000	207,475
U.S. Treasury Bonds, 4.625%, 2/15/40	450,000	606,024
U.S. Treasury Bonds, 3.125%, 11/15/41	600,000	625,781
U.S. Treasury Bonds, 2.75%, 11/15/42	2,500,000	2,401,173
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	2,404,248	2,480,133
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15	4,118,250	4,376,604
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	6,361,418	6,937,921
U.S. Treasury Notes, 1.375%, 1/15/13	2,575,000	2,576,509
U.S. Treasury Notes, 0.75%, 8/15/13	3,500,000	3,513,535
U.S. Treasury Notes, 0.75%, 9/15/13	6,500,000	6,528,184
U.S. Treasury Notes, 0.50%, 10/15/13	4,000,000	4,010,940
U.S. Treasury Notes, 0.75%, 12/15/13	800,000	804,375
U.S. Treasury Notes, 1.25%, 2/15/14	700,000	708,231
U.S. Treasury Notes, 1.25%, 3/15/14	800,000	810,062
U.S. Treasury Notes, 1.25%, 4/15/14	1,800,000	1,824,048
U.S. Treasury Notes, 0.50%, 10/15/14	7,700,000	7,735,797
U.S. Treasury Notes, 0.375%, 11/15/15	600,000	600,610
U.S. Treasury Notes, 1.50%, 6/30/16	1,250,000	1,295,606
U.S. Treasury Notes, 1.50%, 7/31/16	2,100,000	2,177,274
U.S. Treasury Notes, 0.875%, 1/31/17	5,500,000	5,573,046
U.S. Treasury Notes, 0.875%, 2/28/17	3,500,000	3,545,392
U.S. Treasury Notes, 0.75%, 6/30/17	1,000,000	1,005,781
U.S. Treasury Notes, 0.50%, 7/31/17	4,500,000	4,471,875
U.S. Treasury Notes, 2.375%, 7/31/17	500,000	539,102
U.S. Treasury Notes, 0.75%, 10/31/17	5,750,000	5,767,520
U.S. Treasury Notes, 1.875%, 10/31/17	2,500,000	2,640,235
U.S. Treasury Notes, 0.75%, 12/31/17	5,800,000	5,808,155
U.S. Treasury Notes, 2.75%, 2/28/18	500,000	550,664
U.S. Treasury Notes, 2.625%, 4/30/18	265,000	290,299
U.S. Treasury Notes, 1.375%, 9/30/18	700,000	719,195
U.S. Treasury Notes, 2.125%, 8/15/21	600,000	630,281
U.S. Treasury Notes, 1.625%, 8/15/22	1,050,000	1,042,125
U.S. Treasury Notes, 1.625%, 11/15/22	2,050,000	2,025,336

TOTAL U.S. TREASURY SECURITIES (Cost $92,514,123)		93,570,149

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 28.5%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.3%
FHLMC, VRN, 2.58%, 1/15/13	277,987	290,148
FHLMC, VRN, 2.90%, 1/15/13	372,299	391,839
FHLMC, VRN, 3.27%, 1/15/13	261,878	275,141
FHLMC, VRN, 4.05%, 1/15/13	537,324	571,916

FHLMC, VRN, 6.16%, 1/15/13	341,629	371,082
FNMA, VRN, 2.73%, 1/25/13	726,406	761,491
FNMA, VRN, 3.35%, 1/25/13	275,670	290,986
FNMA, VRN, 3.87%, 1/25/13	578,968	614,968
FNMA, VRN, 3.91%, 1/25/13	476,022	505,337

		4,072,908

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 27.2%
FHLMC, 4.50%, 6/1/21	84,286	89,997
FHLMC, 5.50%, 1/1/38	69,318	75,024
FHLMC, 5.50%, 4/1/38	338,017	365,206
FHLMC, 4.00%, 4/1/41	1,539,995	1,710,445
FHLMC, 6.50%, 7/1/47	2,244	2,490
FNMA, 3.00%, 1/14/13(3)	3,000,000	3,144,375
FNMA, 3.50%, 1/14/13(3)	4,500,000	4,799,004
FNMA, 4.00%, 1/14/13(3)	4,000,000	4,288,750
FNMA, 5.00%, 1/14/13(3)	5,500,000	5,958,048
FNMA, 5.00%, 7/1/20	159,057	172,878
FNMA, 5.00%, 7/1/31	1,425,249	1,586,773
FNMA, 4.50%, 10/1/33	910,581	988,779
FNMA, 5.00%, 11/1/33	1,855,720	2,022,094
FNMA, 6.00%, 12/1/33	1,233,213	1,377,689
FNMA, 5.50%, 4/1/34	1,516,557	1,666,978
FNMA, 5.50%, 4/1/34	477,674	525,052
FNMA, 5.00%, 8/1/34	247,599	269,131
FNMA, 5.50%, 8/1/34	541,364	592,353
FNMA, 5.00%, 4/1/35	1,251,540	1,360,617
FNMA, 5.00%, 8/1/35	91,930	99,828
FNMA, 4.50%, 9/1/35	112,041	121,243
FNMA, 5.50%, 7/1/36	113,432	123,407
FNMA, 5.50%, 12/1/36	210,475	228,984
FNMA, 6.00%, 7/1/37	377,229	420,386
FNMA, 6.00%, 8/1/37	317,659	354,001
FNMA, 6.50%, 8/1/37	23,492	26,032
FNMA, 6.00%, 9/1/37	503,903	551,758
FNMA, 6.00%, 11/1/37	491,828	549,294
FNMA, 5.00%, 3/1/38	592,809	642,252
FNMA, 6.50%, 9/1/38	495,626	556,324
FNMA, 5.50%, 1/1/39	920,740	1,000,698
FNMA, 5.00%, 2/1/39	1,266,049	1,371,627
FNMA, 4.50%, 4/1/39	271,735	305,770
FNMA, 4.50%, 5/1/39	684,341	750,607
FNMA, 6.50%, 5/1/39	27,401	30,747
FNMA, 4.50%, 6/1/39	1,624,532	1,809,224
FNMA, 4.50%, 10/1/39	977,496	1,099,929
FNMA, 4.00%, 10/1/40	893,702	995,860
FNMA, 4.50%, 11/1/40	855,568	950,163
FNMA, 4.00%, 12/1/40	992,451	1,082,326
FNMA, 4.50%, 4/1/41	1,725,645	1,901,880
FNMA, 4.00%, 5/1/41	1,649,979	1,771,040
FNMA, 4.50%, 7/1/41	1,657,839	1,827,149
FNMA, 4.00%, 8/1/41	1,243,029	1,371,522
FNMA, 4.00%, 9/1/41	1,776,028	1,952,403

FNMA, 4.50%, 9/1/41	1,008,757	1,107,996
FNMA, 3.50%, 10/1/41	1,387,984	1,481,405
FNMA, 4.00%, 12/1/41	910,122	1,000,505
FNMA, 4.00%, 1/1/42	1,042,242	1,119,038
FNMA, 4.00%, 1/1/42	686,546	745,501
FNMA, 3.50%, 5/1/42	968,461	1,041,514
FNMA, 3.50%, 6/1/42	982,403	1,060,192
FNMA, 3.50%, 9/1/42	995,365	1,070,448
FNMA, 6.50%, 6/1/47	5,601	6,173
FNMA, 6.50%, 8/1/47	9,140	10,073
FNMA, 6.50%, 8/1/47	8,568	9,443
FNMA, 6.50%, 9/1/47	21,089	23,243
FNMA, 6.50%, 9/1/47	764	842
FNMA, 6.50%, 9/1/47	7,742	8,533
FNMA, 6.50%, 9/1/47	6,591	7,264
FNMA, 6.50%, 9/1/47	5,346	5,892
GNMA, 4.00%, 1/22/13(3)	2,500,000	2,742,578
GNMA, 5.50%, 12/15/32	355,197	392,730
GNMA, 6.00%, 9/20/38	197,587	220,575
GNMA, 5.50%, 12/20/38	507,158	556,786
GNMA, 4.50%, 6/15/39	1,594,841	1,773,332
GNMA, 4.50%, 1/15/40	1,066,597	1,177,635
GNMA, 5.00%, 2/20/40	1,059,276	1,174,155
GNMA, 4.50%, 4/15/40	964,573	1,072,526
GNMA, 4.00%, 11/20/40	2,177,598	2,390,100
GNMA, 4.00%, 2/15/41	1,846,334	2,027,322
GNMA, 4.50%, 7/20/41	2,970,321	3,268,186
GNMA, 3.50%, 6/20/42	3,393,366	3,692,623
GNMA, 3.50%, 7/20/42	2,196,072	2,389,742

		84,466,489

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $86,329,639)		88,539,397

COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 5.4%

Banc of America Commercial Mortgage, Inc., Series 2003-2, Class B, VRN, 5.18%, 1/1/13	200,000	205,831
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39	34,746	35,096
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	86,646	87,711
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 1/1/13	250,000	277,615
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 1/1/13	200,000	220,558
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36(1)	525,000	542,386
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4 SEQ, 4.72%, 2/11/41	100,000	103,102
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	230,000	240,081
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.22%, 1/1/13	150,000	152,662

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.22%, 1/1/13	780,000	860,035
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 1/1/13	725,000	761,573
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 1/1/13	47,816	47,771
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	520,543	521,888
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 1/1/13	300,000	321,465
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 1/1/13	664,000	702,876
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 1/1/13	750,000	793,266
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	680,700	734,791
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	950,000	1,026,248
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(1)	600,000	651,506
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	600,000	623,066
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	950,000	984,534
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.53%, 1/11/13	400,000	425,408
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 1/11/13	75,000	80,215
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	170,723	174,696
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 SEQ, 4.74%, 7/15/30	300,000	325,220
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/11/13	700,000	762,913
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 1/11/13	576,000	634,773
Morgan Stanley Capital I, Series 2004-T13, Class A4 SEQ, 4.66%, 9/13/45	725,000	746,186
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	126,558	127,573
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	561,000	598,630
Morgan Stanley Capital I Trust 2003-IQ6, Series 2003-IQ6, Class A4 SEQ, 4.97%, 12/15/41	628,121	646,495
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A3, VRN, 5.23%, 1/1/13	83,252	83,164
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	190,003	192,872
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,185,000	1,265,127
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, VRN, 5.18%, 1/1/13	624,000	685,135

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $16,432,657)		16,642,468

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 4.1%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	185,658	144,205
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	583,409	611,201
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	156,571	160,548
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 2A1, VRN, 2.80%, 1/1/13	529,844	519,042
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	450,000	475,655
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, 1/1/13	496,480	483,416
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	74,642	75,586
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.32%, 1/1/13	446,447	447,443
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	424,178	445,508
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	19,248	19,381
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	60,459	61,545
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.83%, 1/1/13	77,095	77,406
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35	43,097	43,573
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.06%, 1/1/13	87,113	86,434
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.03%, 1/1/13	956,308	856,708
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 6.82%, 1/1/13	132,949	134,402
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.63%, 1/1/13	350,000	363,869
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/1/13	341,952	351,682
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	244,664	252,311
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	247,545	260,268
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	17,017	16,996
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	105,868	111,266
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	216,067	224,303
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.66%, 1/1/13	802,831	815,107
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	77,071	77,697
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	382,149	397,443
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A19 SEQ, 6.00%, 8/25/36	100,035	100,878
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	786,747	811,451
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	219,877	214,001

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.63%, 1/1/13	632,321	617,382
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 5.25%, 1/1/13	234,876	208,243
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.37%, 1/1/13	163,086	163,273
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	120,482	124,731
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	766,415	772,714
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.06%, 1/1/13	245,295	251,243

		10,776,911

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
FHLMC, Series 2684, Class FP, VRN, 0.71%, 1/15/13	612,162	613,953
FHLMC, Series 3397, Class GF, VRN, 0.71%, 1/15/13	386,106	391,050
FNMA, Series 2006-43, Class FM, VRN, 0.51%, 1/25/13	154,604	155,124
FNMA, Series 2007-36, Class FB, VRN, 0.61%, 1/25/13	649,201	657,055

		1,817,182

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,125,542)		12,594,093

SOVEREIGN GOVERNMENTS AND AGENCIES — 2.6%

BRAZIL — 0.4%
Brazilian Government International Bond, 5.875%, 1/15/19	370,000	459,540
Brazilian Government International Bond, 4.875%, 1/22/21	430,000	520,300
Brazilian Government International Bond, 5.625%, 1/7/41	100,000	131,500

		1,111,340

CANADA — 0.1%
Province of Ontario Canada, 5.45%, 4/27/16	100,000	115,519
Province of Ontario Canada, 1.60%, 9/21/16	200,000	206,527

		322,046

CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	120,000	130,800
Chile Government International Bond, 3.625%, 10/30/42	200,000	198,500

		329,300

COLOMBIA — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	230,000	265,420

ITALY†
Republic of Italy, 6.875%, 9/27/23	80,000	94,109

MEXICO — 0.4%
United Mexican States, 5.625%, 1/15/17	70,000	81,550
United Mexican States, 5.95%, 3/19/19	250,000	308,750
United Mexican States, 5.125%, 1/15/20	470,000	564,000
United Mexican States, 6.05%, 1/11/40	100,000	134,600
United Mexican States, MTN, 4.75%, 3/8/44	100,000	113,250

		1,202,150

PERU — 0.1%
Republic of Peru, 6.55%, 3/14/37		60,000	87,000
Republic of Peru, 5.625%, 11/18/50		150,000	195,225

			282,225

POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15		40,000	43,050
Poland Government International Bond, 5.125%, 4/21/21		60,000	71,310
Poland Government International Bond, 3.00%, 3/17/23		130,000	130,000

			244,360

SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16		110,000	118,705
Korea Development Bank, 3.25%, 3/9/16		100,000	105,205
Korea Development Bank, 4.00%, 9/9/16		70,000	75,880

			299,790

UNITED KINGDOM — 1.2%
Government of United Kingdom, 4.50%, 12/7/42	GBP	1,875,000	3,886,612

URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	80,280

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $7,598,198)			8,117,632

MUNICIPAL SECURITIES — 1.4%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47		65,000	75,284
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50		150,000	204,043
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40		150,000	207,060
California GO, (Building Bonds), 6.65%, 3/1/22		40,000	50,270
California GO, (Building Bonds), 7.55%, 4/1/39		130,000	187,317
California GO, (Building Bonds), 7.30%, 10/1/39		10,000	13,915
California GO, (Building Bonds), 7.60%, 11/1/40		25,000	36,704
Illinois GO, 5.88%, 3/1/19		165,000	189,603
Illinois GO, (Building Bonds), 7.35%, 7/1/35		45,000	54,793
Illinois GO, (Taxable Pension), 5.10%, 6/1/33		220,000	217,870
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35		25,000	28,802
Kansas State Department of Transportation Highway Rev., Series 2010A, (Building Bonds), 4.60%, 9/1/35		45,000	51,007
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49		150,000	207,058
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39		10,000	12,540
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41		50,000	65,038
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40		80,000	102,839
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40		50,000	65,663
Missouri Highway & Transit Commission Rev., (Building Bonds), 5.45%, 5/1/33		50,000	61,493
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40		240,000	353,136
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41		40,000	56,970
New York City Municipal Water Finance Authority Rev., (Building Bonds), 5.95%, 6/15/42		80,000	110,355

New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	75,000	100,407
Ohio State University (The) Rev., Series 2011 A, 4.80%, 6/1/11	155,000	173,535
Ohio State University Riverwatch Tower Suite B Rev., (Building Bonds), 4.91%, 6/1/40	110,000	128,686
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	80,000	92,628
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	40,000	52,081
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	175,000	208,308
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	75,000	82,077
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	340,000	335,621
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	175,000	219,928
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	150,000	185,682
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	85,000	101,625
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	50,000	64,819
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	50,000	61,981
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	100,000	120,543
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	90,000	109,585

TOTAL MUNICIPAL SECURITIES (Cost $3,697,380)		4,389,266

U.S. GOVERNMENT AGENCY SECURITIES †

FHLMC, 2.375%, 1/13/22	70,000	73,193
FNMA, 6.625%, 11/15/30	50,000	76,232

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $145,319)		149,425

ASSET-BACKED SECURITIES(2)†

CNH Equipment Trust, Series 2011-B, Class A2 SEQ, 0.71%, 12/15/14 (Cost $118,132)	118,140	118,235

TEMPORARY CASH INVESTMENTS — 2.9%

BNP Paribas Finance, Inc., 0.06%, 1/2/13(4)	8,902,000	8,901,921
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 0.875%, 2/28/17 - 8/31/17, valued at $539), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $529)		529
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $270), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $264)		264
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $90), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $88)		88

TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,902,866)		8,902,802

TOTAL INVESTMENT SECURITIES — 105.9% (Cost $317,680,415)	328,927,728

OTHER ASSETS AND LIABILITIES(5) — (5.9)%	(18,340,814)

TOTAL NET ASSETS — 100.0%	$310,586,914

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

581,146	CAD for AUD	Deutsche Bank	1/25/13	583,977	3,991
2,377,137	SEK for NOK	Deutsche Bank	1/25/13	365,348	15,213
686,200	AUD for USD	Westpac Group	1/25/13	711,423	8,747
1,400	AUD for USD	Westpac Group	1/25/13	1,451	14
1,066,700	CAD for USD	Barclays Bank plc	1/25/13	1,071,895	406
61,200	CAD for USD	Westpac Group	1/25/13	61,498	546
6,800	CHF for USD	HSBC Holdings plc	1/25/13	7,438	210
196,800	CHF for USD	UBS AG	1/25/13	215,257	2,493
35,079,300	JPY for USD	Deutsche Bank	1/25/13	404,969	(23,842)
1,251,351,600	KRW for USD	HSBC Holdings plc	1/25/13	1,171,172	43,930
10,589,000	NOK for USD	Deutsche Bank	1/25/13	1,903,749	43,614
173,200	NOK for USD	UBS AG	1/25/13	31,139	1,081
241,600	NZD for USD	Westpac Group	1/25/13	199,386	2,968
9,900	NZD for USD	Westpac Group	1/25/13	8,170	185

				6,736,872	99,556

(Value on Settlement Date $6,637,316)

Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

560,600	AUD for CAD	Deutsche Bank	1/25/13	581,206	(1,220)
2,018,800	NOK for SEK	Deutsche Bank	1/25/13	362,951	(12,816)
30,400	EUR for USD	HSBC Holdings plc	1/25/13	40,134	(1,226)
724,861	EUR for USD	HSBC Holdings plc	1/25/13	956,960	(9,567)
1,586,215	GBP for USD	Barclays Bank plc	1/25/13	2,576,574	(37,599)
22,100	GBP for USD	HSBC Holdings plc	1/25/13	35,898	(839)
1,131,141	GBP for USD	UBS AG	1/25/13	1,837,373	(16,287)
10,985,500	JPY for USD	HSBC Holdings plc	1/25/13	126,821	8,717
178,997,700	JPY for USD	UBS AG	1/25/13	2,066,420	178,094
648,958,905	KRW for USD	HSBC Holdings plc	1/25/13	607,377	(11,209)
601,538,102	KRW for USD	HSBC Holdings plc	1/25/13	562,995	(16,415)
4,977,160	SEK for USD	Deutsche Bank	1/25/13	764,952	(12,467)
16,100	SEK for USD	UBS AG	1/25/13	2,475	(95)

				10,522,136	67,071

(Value on Settlement Date $10,589,207)

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)

Barclays Bank plc/CDX North America High Yield 11 Index	581,000	Sell*	5.00	12/20/13	(25,878)	48,389	22,511

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments

AUD	-	Australian Dollar
BB-UBS	-	Barclays Bank PLC - UBS Real Estate Securities, Inc.
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $11,216,677, which represented 3.6% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.
(3)	Forward commitment. Settlement date is indicated.
(4)	The rate indicated is the yield to maturity at purchase.
(5)	Amount relates primarily to receivable for investments sold and payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Corporate Bonds	—	95,904,261	—
U.S. Treasury Securities	—	93,570,149	—
U.S. Government Agency Mortgage-Backed Securities	—	88,539,397	—
Commercial Mortgage-Backed Securities	—	16,642,468	—
Collateralized Mortgage Obligations	—	12,594,093	—
Sovereign Governments and Agencies	—	8,117,632	—
Municipal Securities	—	4,389,266	—
U.S. Government Agency Securities	—	149,425	—
Asset-Backed Securities	—	118,235	—
Temporary Cash Investments	—	8,902,802	—

Total Value of Investment Securities	—	328,927,728	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	166,627	—
Swap Agreements	—	48,389	—

Total Unrealized Gain (Loss) on Other Financial Instruments	—	215,016	—

3. Federal Tax Information

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$317,696,416
Gross tax appreciation of investments	$11,538,340
Gross tax depreciation of investments	(307,028)
Net tax appreciation (depreciation) of investments	$11,231,312

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Diversified Bond Fund

December 31, 2012

Diversified Bond - Schedule of Investments
DECEMBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

U.S. TREASURY SECURITIES — 30.6%

U.S. Treasury Bonds, 10.625%, 8/15/15	19,570,000	24,815,680
U.S. Treasury Bonds, 8.125%, 8/15/21	9,735,000	15,029,925
U.S. Treasury Bonds, 6.75%, 8/15/26	6,000,000	9,255,936
U.S. Treasury Bonds, 6.125%, 11/15/27	13,206,000	19,584,089
U.S. Treasury Bonds, 5.50%, 8/15/28	8,000,000	11,286,248
U.S. Treasury Bonds, 5.25%, 2/15/29	12,500,000	17,279,300
U.S. Treasury Bonds, 5.375%, 2/15/31	55,600,000	79,186,576
U.S. Treasury Bonds, 4.375%, 11/15/39	36,250,000	47,006,064
U.S. Treasury Bonds, 4.625%, 2/15/40	34,250,000	46,125,126
U.S. Treasury Bonds, 4.375%, 5/15/41	20,000,000	25,975,000
U.S. Treasury Bonds, 2.75%, 11/15/42	14,800,000	14,214,941
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	53,986,296	55,690,266
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15	85,756,500	91,136,348
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	134,362,650	146,539,265
U.S. Treasury Notes, 1.375%, 1/15/13	30,000,000	30,017,580
U.S. Treasury Notes, 0.75%, 8/15/13	85,000,000	85,328,695
U.S. Treasury Notes, 0.50%, 10/15/13	97,000,000	97,265,295
U.S. Treasury Notes, 0.75%, 12/15/13	14,000,000	14,076,566
U.S. Treasury Notes, 1.25%, 2/15/14	12,000,000	12,141,096
U.S. Treasury Notes, 1.25%, 3/15/14	40,000,000	40,503,120
U.S. Treasury Notes, 1.25%, 4/15/14	45,000,000	45,601,200
U.S. Treasury Notes, 2.25%, 1/31/15	100,000,000	104,109,400
U.S. Treasury Notes, 0.375%, 11/15/15	22,000,000	22,022,352
U.S. Treasury Notes, 1.375%, 11/30/15	26,750,000	27,539,954
U.S. Treasury Notes, 2.125%, 12/31/15	26,000,000	27,362,972
U.S. Treasury Notes, 1.50%, 6/30/16	37,000,000	38,349,945
U.S. Treasury Notes, 1.50%, 7/31/16	71,000,000	73,612,587
U.S. Treasury Notes, 0.875%, 1/31/17	72,300,000	73,260,216
U.S. Treasury Notes, 0.875%, 2/28/17	60,000,000	60,778,140
U.S. Treasury Notes, 0.75%, 6/30/17	34,000,000	34,196,554
U.S. Treasury Notes, 0.50%, 7/31/17	93,000,000	92,418,750
U.S. Treasury Notes, 2.375%, 7/31/17	59,000,000	63,613,977
U.S. Treasury Notes, 0.75%, 10/31/17	45,550,000	45,688,791
U.S. Treasury Notes, 1.875%, 10/31/17	40,000,000	42,243,760
U.S. Treasury Notes, 0.75%, 12/31/17	12,000,000	12,016,872
U.S. Treasury Notes, 2.75%, 2/28/18	20,000,000	22,026,560
U.S. Treasury Notes, 2.625%, 4/30/18	7,700,000	8,435,111
U.S. Treasury Notes, 1.375%, 9/30/18	20,600,000	21,164,893
U.S. Treasury Notes, 1.375%, 11/30/18	60,000,000	61,565,640
U.S. Treasury Notes, 1.00%, 11/30/19	17,000,000	16,822,027
U.S. Treasury Notes, 2.625%, 8/15/20	10,000,000	10,970,310
U.S. Treasury Notes, 2.00%, 2/15/22	63,850,000	65,970,012
U.S. Treasury Notes, 1.625%, 8/15/22	18,500,000	18,361,250
U.S. Treasury Notes, 1.625%, 11/15/22	33,900,000	33,492,149

TOTAL U.S. TREASURY SECURITIES (Cost $1,851,337,546)	1,904,080,538

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 29.2%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.4%
FHLMC, VRN, 2.58%, 1/15/13	3,706,489	3,868,640
FHLMC, VRN, 2.90%, 1/15/13	2,513,016	2,644,912
FHLMC, VRN, 3.27%, 1/15/13	5,924,437	6,224,469
FHLMC, VRN, 3.55%, 1/15/13	4,739,765	5,019,334
FHLMC, VRN, 3.73%, 1/15/13	4,589,728	4,861,248
FHLMC, VRN, 4.05%, 1/15/13	9,671,832	10,294,493
FHLMC, VRN, 6.16%, 1/15/13	6,832,758	7,421,822
FNMA, VRN, 2.73%, 1/25/13	13,150,656	13,785,825
FNMA, VRN, 2.73%, 1/25/13	1,321,276	1,408,233
FNMA, VRN, 3.07%, 1/25/13	3,800,872	3,990,651
FNMA, VRN, 3.35%, 1/25/13	3,022,335	3,190,066
FNMA, VRN, 3.35%, 1/25/13	6,030,273	6,365,318
FNMA, VRN, 3.87%, 1/25/13	7,287,125	7,740,236
FNMA, VRN, 3.91%, 1/25/13	10,574,920	11,226,159
FNMA, VRN, 5.95%, 1/25/13	2,314,584	2,527,927

		90,569,333

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 27.8%
FHLMC, 7.00%, 11/1/13	2,193	2,225
FHLMC, 7.00%, 6/1/14	5,391	5,635
FHLMC, 6.50%, 6/1/16	38,634	41,355
FHLMC, 6.50%, 6/1/16	19,677	21,314
FHLMC, 5.00%, 11/1/17	362,543	390,110
FHLMC, 4.50%, 1/1/19	54,301	57,895
FHLMC, 5.00%, 1/1/21	3,169,654	3,459,199
FHLMC, 5.00%, 4/1/21	801,121	862,912
FHLMC, 7.00%, 9/1/27	6,442	7,677
FHLMC, 6.50%, 1/1/28	10,301	12,064
FHLMC, 7.00%, 2/1/28	1,736	2,069
FHLMC, 6.50%, 3/1/29	57,713	67,829
FHLMC, 6.50%, 6/1/29	50,155	57,152
FHLMC, 7.00%, 8/1/29	6,361	7,577
FHLMC, 7.50%, 8/1/29	24,048	26,093
FHLMC, 5.00%, 4/1/31	11,073,327	12,309,297
FHLMC, 5.00%, 5/1/31	12,651,694	14,063,837
FHLMC, 6.50%, 5/1/31	1,082	1,255
FHLMC, 6.50%, 5/1/31	27,309	31,678
FHLMC, 6.50%, 6/1/31	1,206	1,398
FHLMC, 6.50%, 6/1/31	745	864
FHLMC, 6.50%, 6/1/31	333	387
FHLMC, 6.50%, 6/1/31	2,222	2,577
FHLMC, 6.50%, 6/1/31	4,910	5,696
FHLMC, 5.50%, 12/1/33	931,192	1,044,214
FHLMC, 6.00%, 9/1/35	16,178,409	17,800,770
FHLMC, 5.50%, 12/1/37	1,333,706	1,440,983
FHLMC, 5.50%, 1/1/38	3,862,020	4,179,906
FHLMC, 6.00%, 2/1/38	12,391,331	13,486,779

FHLMC, 5.50%, 4/1/38	4,225,215	4,565,073
FHLMC, 6.00%, 8/1/38	345,407	377,345
FHLMC, 4.00%, 4/1/41	43,999,871	48,869,857
FHLMC, 6.50%, 7/1/47	53,484	59,365
FNMA, 3.00%, 1/14/13(2)	40,000,000	41,925,000
FNMA, 3.50%, 1/14/13(2)	150,000,000	159,966,795
FNMA, 4.00%, 1/14/13(2)	50,000,000	53,609,375
FNMA, 5.00%, 1/14/13(2)	45,000,000	48,747,668
FNMA, 6.00%, 5/1/13	1,528	1,545
FNMA, 6.00%, 5/1/13	365	365
FNMA, 6.00%, 7/1/13	4,352	4,399
FNMA, 6.00%, 12/1/13	4,139	4,184
FNMA, 6.00%, 1/1/14	4,421	4,516
FNMA, 6.00%, 2/1/14	5,669	5,730
FNMA, 6.00%, 4/1/14	9,866	9,973
FNMA, 5.50%, 12/1/16	183,101	196,680
FNMA, 5.50%, 12/1/16	50,753	54,517
FNMA, 5.00%, 6/1/18	3,288,371	3,574,117
FNMA, 4.50%, 5/1/19	1,022,961	1,103,541
FNMA, 6.50%, 1/1/26	36,960	42,894
FNMA, 7.00%, 12/1/27	6,808	8,107
FNMA, 6.50%, 1/1/28	5,027	5,884
FNMA, 7.50%, 4/1/28	23,412	28,455
FNMA, 7.00%, 5/1/28	22,720	27,163
FNMA, 7.00%, 6/1/28	1,610	1,925
FNMA, 6.50%, 1/1/29	9,331	10,959
FNMA, 6.50%, 4/1/29	26,880	31,074
FNMA, 7.00%, 7/1/29	29,650	35,460
FNMA, 7.50%, 7/1/29	63,709	77,849
FNMA, 7.50%, 9/1/30	19,407	23,687
FNMA, 5.00%, 6/1/31	9,691,011	10,789,299
FNMA, 5.00%, 7/1/31	16,277,529	18,122,271
FNMA, 7.00%, 9/1/31	88,937	106,262
FNMA, 6.50%, 1/1/32	57,416	67,833
FNMA, 6.50%, 8/1/32	6,669	7,597
FNMA, 6.50%, 8/1/32	163,980	185,030
FNMA, 5.50%, 2/1/33	11,894,562	13,074,330
FNMA, 5.00%, 6/1/33	10,807,325	11,757,132
FNMA, 5.50%, 6/1/33	587,460	648,793
FNMA, 5.50%, 7/1/33	3,602,029	3,958,675
FNMA, 5.00%, 8/1/33	1,622,900	1,768,400
FNMA, 5.50%, 8/1/33	1,138,465	1,251,384
FNMA, 5.50%, 9/1/33	1,534,137	1,743,831
FNMA, 5.00%, 11/1/33	6,371,177	6,942,381
FNMA, 6.00%, 12/1/33	4,831,431	5,397,454
FNMA, 5.50%, 1/1/34	1,530,256	1,682,036
FNMA, 5.50%, 2/1/34	5,320,672	5,989,736
FNMA, 5.00%, 3/1/34	3,794,598	4,134,800
FNMA, 4.50%, 1/1/35	18,673,001	20,276,585
FNMA, 5.00%, 4/1/35	9,803,731	10,658,169
FNMA, 5.00%, 6/1/35	7,351,539	8,025,568
FNMA, 5.00%, 7/1/35	13,486,034	14,722,928

FNMA, 5.00%, 8/1/35	474,824	515,614
FNMA, 4.50%, 9/1/35	1,896,475	2,052,227
FNMA, 5.00%, 10/1/35	4,077,652	4,427,940
FNMA, 5.50%, 12/1/35	20,387,827	22,308,065
FNMA, 5.00%, 2/1/36	2,753,552	2,995,141
FNMA, 5.50%, 4/1/36	3,174,517	3,469,543
FNMA, 5.50%, 5/1/36	6,598,370	7,211,593
FNMA, 5.50%, 7/1/36	1,767,030	1,922,415
FNMA, 6.50%, 10/1/36	54,170	64,309
FNMA, 5.50%, 2/1/37	988,389	1,075,303
FNMA, 5.50%, 5/1/37	2,236,445	2,430,662
FNMA, 6.00%, 8/1/37	2,892,300	3,223,192
FNMA, 6.50%, 8/1/37	560,023	620,557
FNMA, 6.00%, 9/1/37	15,106,996	16,541,660
FNMA, 6.00%, 11/1/37	17,551,349	19,602,081
FNMA, 5.50%, 12/1/37	8,365,909	9,092,420
FNMA, 5.50%, 2/1/38	1,961,665	2,131,713
FNMA, 5.50%, 6/1/38	3,230,952	3,531,929
FNMA, 6.00%, 9/1/38	884,526	957,608
FNMA, 6.00%, 11/1/38	761,181	824,072
FNMA, 5.50%, 12/1/38	6,523,547	7,204,633
FNMA, 5.00%, 1/1/39	4,837,128	5,357,563
FNMA, 5.50%, 1/1/39	43,406,307	47,175,790
FNMA, 4.50%, 2/1/39	5,804,327	6,273,764
FNMA, 5.00%, 2/1/39	15,154,251	16,417,992
FNMA, 4.50%, 4/1/39	7,908,768	8,899,358
FNMA, 4.50%, 5/1/39	20,208,851	22,165,717
FNMA, 6.50%, 5/1/39	10,694,049	12,000,095
FNMA, 4.50%, 6/1/39	39,267,230	43,731,506
FNMA, 5.00%, 8/1/39	10,092,053	11,204,998
FNMA, 4.50%, 10/1/39	28,863,950	32,479,221
FNMA, 4.00%, 10/1/40	26,204,587	29,200,000
FNMA, 4.50%, 11/1/40	25,294,674	28,091,370
FNMA, 4.00%, 12/1/40	31,320,154	34,156,466
FNMA, 4.50%, 4/1/41	18,406,882	20,286,724
FNMA, 4.50%, 7/1/41	41,445,967	45,678,724
FNMA, 4.00%, 8/1/41	24,227,406	26,731,822
FNMA, 4.00%, 9/1/41	26,910,806	29,583,284
FNMA, 4.50%, 9/1/41	19,454,604	21,368,492
FNMA, 3.50%, 10/1/41	33,403,902	35,652,220
FNMA, 4.00%, 12/1/41	22,899,870	25,174,027
FNMA, 4.00%, 1/1/42	23,170,936	25,160,653
FNMA, 4.00%, 1/1/42	25,013,798	26,856,907
FNMA, 3.50%, 6/1/42	46,552,689	50,238,826
FNMA, 6.50%, 6/1/47	133,524	147,164
FNMA, 6.50%, 8/1/47	217,878	240,135
FNMA, 6.50%, 8/1/47	204,236	225,100
FNMA, 6.50%, 9/1/47	502,718	554,073
FNMA, 6.50%, 9/1/47	18,205	20,065
FNMA, 6.50%, 9/1/47	184,568	203,423
FNMA, 6.50%, 9/1/47	157,117	173,167
FNMA, 6.50%, 9/1/47	127,433	140,450

GNMA, 4.00%, 1/22/13(2)	55,000,000	60,336,722
GNMA, 7.00%, 11/15/22	19,167	22,193
GNMA, 7.00%, 4/20/26	5,627	6,873
GNMA, 7.50%, 8/15/26	11,621	13,944
GNMA, 8.00%, 8/15/26	5,933	7,179
GNMA, 7.50%, 5/15/27	9,130	10,950
GNMA, 8.00%, 6/15/27	12,477	13,161
GNMA, 7.50%, 11/15/27	2,004	2,078
GNMA, 7.00%, 2/15/28	4,468	5,346
GNMA, 7.50%, 2/15/28	3,988	4,115
GNMA, 6.50%, 3/15/28	13,485	15,849
GNMA, 7.00%, 4/15/28	2,305	2,757
GNMA, 6.50%, 5/15/28	1,314	1,521
GNMA, 6.50%, 5/15/28	36,236	41,936
GNMA, 7.00%, 12/15/28	7,300	8,733
GNMA, 7.00%, 5/15/31	54,182	65,110
GNMA, 4.50%, 8/15/33	4,191,552	4,616,125
GNMA, 6.00%, 9/20/38	4,346,914	4,852,645
GNMA, 5.50%, 11/15/38	6,313,186	7,053,503
GNMA, 5.50%, 11/15/38	4,281,745	4,834,540
GNMA, 6.00%, 1/20/39	1,117,858	1,247,913
GNMA, 5.00%, 3/20/39	7,960,203	8,793,875
GNMA, 4.50%, 4/15/39	12,466,605	13,709,902
GNMA, 4.50%, 11/15/39	43,616,900	48,498,401
GNMA, 4.50%, 1/15/40	5,332,985	5,888,176
GNMA, 5.00%, 2/20/40	33,291,543	36,902,012
GNMA, 4.00%, 7/15/40	8,489,227	9,377,099
GNMA, 5.00%, 8/20/40	44,972,479	49,780,489
GNMA, 4.00%, 11/20/40	63,764,032	69,986,470
GNMA, 4.50%, 12/15/40	12,961,103	14,411,680
GNMA, 4.00%, 2/15/41	13,735,415	15,081,838
GNMA, 4.50%, 7/20/41	22,277,410	24,511,393
GNMA, 3.50%, 6/20/42	19,293,708	20,995,199
GNMA, 3.50%, 7/20/42	29,280,964	31,863,222

		1,724,829,465

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,749,955,718)		1,815,398,798

CORPORATE BONDS — 27.3%

AEROSPACE AND DEFENSE — 0.5%
L-3 Communications Corp., 5.20%, 10/15/19	290,000	330,888
L-3 Communications Corp., 4.75%, 7/15/20	2,150,000	2,398,153
Lockheed Martin Corp., 7.65%, 5/1/16	1,700,000	2,059,778
Lockheed Martin Corp., 4.25%, 11/15/19	3,980,000	4,490,702
Northrop Grumman Corp., 3.70%, 8/1/14	1,300,000	1,360,537
Raytheon Co., 4.40%, 2/15/20	100,000	114,523
Raytheon Co., 2.50%, 12/15/22	5,480,000	5,410,793
United Technologies Corp., 6.125%, 2/1/19	2,660,000	3,316,871
United Technologies Corp., 3.10%, 6/1/22	1,480,000	1,568,713
United Technologies Corp., 5.70%, 4/15/40	2,020,000	2,599,744

United Technologies Corp., 4.50%, 6/1/42	5,360,000	5,961,880

		29,612,582

AUTOMOBILES — 0.6%
American Honda Finance Corp., 2.375%, 3/18/13(3)	3,120,000	3,132,574
American Honda Finance Corp., 2.50%, 9/21/15(3)	5,960,000	6,218,753
American Honda Finance Corp., 1.50%, 9/11/17(3)	1,530,000	1,530,750
Daimler Finance North America LLC, 1.30%, 7/31/15(3)	4,520,000	4,548,770
Daimler Finance North America LLC, 2.625%, 9/15/16(3)	5,550,000	5,769,974
Ford Motor Credit Co. LLC, 7.00%, 10/1/13	500,000	523,800
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	3,040,000	3,336,251
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	6,290,000	6,953,708
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	4,310,000	5,022,960
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)	2,150,000	2,153,614

		39,191,154

BEVERAGES — 0.8%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	7,430,000	9,929,140
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	4,000,000	4,871,356
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	5,340,000	5,378,421
Brown-Forman Corp., 3.75%, 1/15/43	1,130,000	1,136,388
Coca-Cola Co. (The), 1.80%, 9/1/16	1,370,000	1,415,858
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	2,030,000	2,103,610
PepsiCo, Inc., 3.00%, 8/25/21	1,000,000	1,059,814
PepsiCo, Inc., 4.875%, 11/1/40	1,100,000	1,287,705
PepsiCo, Inc., 3.60%, 8/13/42	2,140,000	2,087,320
Pernod-Ricard SA, 2.95%, 1/15/17(3)	3,870,000	4,072,815
Pernod-Ricard SA, 4.45%, 1/15/22(3)	1,140,000	1,261,856
SABMiller Holdings, Inc., 2.45%, 1/15/17(3)	6,180,000	6,446,216
SABMiller Holdings, Inc., 3.75%, 1/15/22(3)	3,260,000	3,523,232
SABMiller plc, 5.50%, 8/15/13(3)	1,621,000	1,666,936
United Technologies Corp., 6.05%, 6/1/36	1,027,000	1,352,923

		47,593,590

BIOTECHNOLOGY — 0.4%
Amgen, Inc., 2.125%, 5/15/17	5,590,000	5,795,019
Amgen, Inc., 5.85%, 6/1/17	2,560,000	3,033,687
Amgen, Inc., 3.625%, 5/15/22	2,386,000	2,566,303
Amgen, Inc., 6.40%, 2/1/39	1,130,000	1,464,213
Celgene Corp., 3.25%, 8/15/22	2,480,000	2,530,362
Gilead Sciences, Inc., 4.40%, 12/1/21	5,470,000	6,240,608

		21,630,192

CAPITAL MARKETS — 0.4%
Ameriprise Financial, Inc., 5.30%, 3/15/20	1,900,000	2,250,548
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	8,977,000	10,789,034
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17	2,820,000	3,031,441
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	4,280,000	4,609,714
Jefferies Group, Inc., 5.125%, 4/13/18	2,860,000	3,017,300

		23,698,037

CHEMICALS — 0.6%
Ashland, Inc., 4.75%, 8/15/22(3)	2,270,000	2,372,150
CF Industries, Inc., 6.875%, 5/1/18	4,130,000	5,049,193

CF Industries, Inc., 7.125%, 5/1/20	2,460,000	3,098,023
Dow Chemical Co. (The), 5.90%, 2/15/15	3,751,000	4,140,046
Dow Chemical Co. (The), 2.50%, 2/15/16	2,960,000	3,078,829
Dow Chemical Co. (The), 4.25%, 11/15/20	2,200,000	2,451,720
Eastman Chemical Co., 2.40%, 6/1/17	3,830,000	3,960,136
Eastman Chemical Co., 3.60%, 8/15/22	3,920,000	4,109,097
Ecolab, Inc., 3.00%, 12/8/16	2,340,000	2,488,323
Ecolab, Inc., 4.35%, 12/8/21	5,480,000	6,121,708

		36,869,225

COMMERCIAL BANKS — 1.8%
Bank of America N.A., 5.30%, 3/15/17	8,840,000	9,948,872
Bank of Nova Scotia, 2.55%, 1/12/17	3,300,000	3,474,669
BB&T Corp., 5.70%, 4/30/14	1,680,000	1,791,130
BB&T Corp., 3.20%, 3/15/16	2,400,000	2,555,726
Capital One Financial Corp., 2.15%, 3/23/15	2,910,000	2,971,774
Capital One Financial Corp., 1.00%, 11/6/15	2,140,000	2,134,083
Capital One Financial Corp., 4.75%, 7/15/21	2,220,000	2,562,031
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22	2,270,000	2,326,639
Fifth Third Bancorp, 6.25%, 5/1/13	3,882,000	3,956,045
HSBC Bank plc, 3.50%, 6/28/15(3)	3,940,000	4,181,364
ING Bank NV, 2.00%, 9/25/15(3)	2,040,000	2,056,293
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	9,510,000	10,851,281
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14	5,020,000	5,351,762
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	6,840,000	7,154,373
Northern Trust Co. (The), 6.50%, 8/15/18	2,480,000	3,073,166
PNC Funding Corp., 3.625%, 2/8/15	2,800,000	2,965,430
PNC Funding Corp., 4.375%, 8/11/20	1,720,000	1,963,179
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	9,920,000	10,739,025
SunTrust Bank, 7.25%, 3/15/18	320,000	391,937
SunTrust Banks, Inc., 3.60%, 4/15/16	1,141,000	1,219,400
Toronto-Dominion Bank (The), 2.50%, 7/14/16	2,620,000	2,757,954
Toronto-Dominion Bank (The), 2.375%, 10/19/16	4,700,000	4,941,980
U.S. Bancorp., 3.44%, 2/1/16	2,760,000	2,907,889
U.S. Bancorp., MTN, 3.00%, 3/15/22	1,600,000	1,665,502
U.S. Bancorp., MTN, 2.95%, 7/15/22	1,310,000	1,324,592
Wachovia Bank N.A., 4.80%, 11/1/14	1,008,000	1,082,420
Wachovia Bank N.A., 5.85%, 2/1/37	1,770,000	2,197,910
Wells Fargo & Co., 1.50%, 7/1/15	1,750,000	1,781,241
Wells Fargo & Co., 3.68%, 6/15/16	3,300,000	3,569,623
Wells Fargo & Co., 2.10%, 5/8/17	5,280,000	5,462,699
Wells Fargo & Co., 5.625%, 12/11/17	550,000	656,478
Wells Fargo & Co., 4.60%, 4/1/21	2,100,000	2,417,358
Wells Fargo & Co., MTN, 3.50%, 3/8/22	310,000	330,949

		112,764,774

COMMERCIAL SERVICES AND SUPPLIES — 0.3%
Corrections Corp. of America, 7.75%, 6/1/17	2,760,000	2,946,300
Republic Services, Inc., 3.80%, 5/15/18	1,550,000	1,705,463
Republic Services, Inc., 5.50%, 9/15/19	2,381,000	2,821,459
Republic Services, Inc., 3.55%, 6/1/22	2,100,000	2,191,421
Waste Management, Inc., 2.60%, 9/1/16	3,400,000	3,563,853
Waste Management, Inc., 4.75%, 6/30/20	1,120,000	1,280,089

Waste Management, Inc., 6.125%, 11/30/39	2,070,000	2,622,914

		17,131,499

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39	1,000,000	1,302,613
Crown Castle International Corp., 5.25%, 1/15/23(3)	2,050,000	2,201,188

		3,503,801

COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 2.60%, 9/15/17	6,660,000	6,492,714

CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22	2,830,000	2,880,578

CONSUMER FINANCE — 0.5%
American Express Centurion Bank, 6.00%, 9/13/17	6,240,000	7,549,414
American Express Credit Corp., MTN, 2.75%, 9/15/15	4,800,000	5,035,128
American Express Credit Corp., MTN, 2.375%, 3/24/17	2,180,000	2,282,532
Capital One Bank USA N.A., 8.80%, 7/15/19	2,000,000	2,709,762
Credit Suisse (New York), 5.50%, 5/1/14	2,320,000	2,469,264
HSBC Finance Corp., 4.75%, 7/15/13	1,400,000	1,429,422
PNC Bank N.A., 6.00%, 12/7/17	3,215,000	3,872,712
SLM Corp., 6.25%, 1/25/16	1,790,000	1,955,575
SLM Corp., MTN, 5.00%, 10/1/13	4,050,000	4,166,438

		31,470,247

CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16	3,560,000	3,827,000
Ball Corp., 6.75%, 9/15/20	1,660,000	1,838,450

		5,665,450

DIVERSIFIED CONSUMER SERVICES — 0.1%
Catholic Health Initiatives, 1.60%, 11/1/17	1,065,000	1,077,643
Catholic Health Initiatives, 2.95%, 11/1/22	2,080,000	2,103,907

		3,181,550

DIVERSIFIED FINANCIAL SERVICES — 4.0%
Bank of America Corp., 4.50%, 4/1/15	7,370,000	7,859,589
Bank of America Corp., 3.75%, 7/12/16	3,620,000	3,871,695
Bank of America Corp., 6.50%, 8/1/16	6,910,000	7,983,786
Bank of America Corp., 5.75%, 12/1/17	6,390,000	7,453,660
Bank of America Corp., 5.625%, 7/1/20	5,080,000	6,027,130
Bank of America Corp., 5.70%, 1/24/22	1,530,000	1,841,373
Bank of America Corp., 5.875%, 2/7/42	2,400,000	2,996,990
Citigroup, Inc., 6.01%, 1/15/15	12,960,000	14,167,626
Citigroup, Inc., 4.75%, 5/19/15	1,420,000	1,531,575
Citigroup, Inc., 4.45%, 1/10/17	4,880,000	5,409,475
Citigroup, Inc., 5.50%, 2/15/17	2,103,000	2,332,717
Citigroup, Inc., 6.125%, 5/15/18	13,080,000	15,687,694
Citigroup, Inc., 4.50%, 1/14/22	4,230,000	4,723,324
Deutsche Bank AG (London), 3.875%, 8/18/14	3,180,000	3,339,337
General Electric Capital Corp., 3.75%, 11/14/14	9,460,000	9,979,685
General Electric Capital Corp., 2.25%, 11/9/15	5,220,000	5,394,051
General Electric Capital Corp., 5.625%, 9/15/17	5,480,000	6,469,507
General Electric Capital Corp., 2.10%, 12/11/19	930,000	933,289

General Electric Capital Corp., 4.375%, 9/16/20	6,970,000	7,784,493
General Electric Capital Corp., 5.30%, 2/11/21	2,820,000	3,275,822
General Electric Capital Corp., MTN, 2.30%, 4/27/17	3,500,000	3,631,618
General Electric Capital Corp., MTN, 6.00%, 8/7/19	8,480,000	10,322,797
General Electric Capital Corp., MTN, 4.65%, 10/17/21	4,180,000	4,773,376
General Electric Capital Corp., MTN, 5.875%, 1/14/38	2,150,000	2,595,643
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	3,520,000	3,783,102
Goldman Sachs Group, Inc. (The), 3.30%, 5/3/15	790,000	823,791
Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15	3,790,000	4,002,100
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	8,100,000	9,433,009
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	7,120,000	8,165,173
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	9,420,000	11,145,311
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41	2,210,000	2,713,867
HSBC Holdings plc, 5.10%, 4/5/21	2,800,000	3,308,970
HSBC Holdings plc, 6.80%, 6/1/38	1,620,000	2,073,446
JPMorgan Chase & Co., 6.00%, 1/15/18	13,980,000	16,749,312
JPMorgan Chase & Co., 4.25%, 10/15/20	4,735,000	5,269,795
Morgan Stanley, 6.00%, 4/28/15	6,310,000	6,876,209
Morgan Stanley, 4.75%, 3/22/17	5,200,000	5,676,705
Morgan Stanley, 6.625%, 4/1/18	5,770,000	6,805,600
Morgan Stanley, 5.625%, 9/23/19	4,780,000	5,409,459
Morgan Stanley, 5.50%, 7/24/20	70,000	78,805
Morgan Stanley, 5.75%, 1/25/21	2,950,000	3,371,434
Morgan Stanley, 4.875%, 11/1/22	1,120,000	1,160,636
Syngenta Finance NV, 3.125%, 3/28/22	2,370,000	2,494,435
UBS AG (Stamford Branch), 5.875%, 12/20/17	9,030,000	10,756,076

		250,483,487

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
AT&T, Inc., 5.10%, 9/15/14	1,000,000	1,074,642
AT&T, Inc., 3.875%, 8/15/21	3,160,000	3,524,715
AT&T, Inc., 2.625%, 12/1/22	3,000,000	3,007,806
AT&T, Inc., 6.55%, 2/15/39	9,690,000	12,744,588
AT&T, Inc., 5.55%, 8/15/41	1,110,000	1,333,379
British Telecommunications plc, 5.95%, 1/15/18	6,730,000	8,048,730
CenturyLink, Inc., 6.15%, 9/15/19	3,300,000	3,624,687
CenturyLink, Inc., 5.80%, 3/15/22	220,000	232,751
CenturyLink, Inc., Series P, 7.60%, 9/15/39	1,640,000	1,703,511
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)	2,220,000	2,278,122
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	4,800,000	5,965,162
France Telecom SA, 4.375%, 7/8/14	3,140,000	3,305,845
Telecom Italia Capital SA, 7.00%, 6/4/18	2,910,000	3,340,680
Telefonica Emisiones SAU, 5.88%, 7/15/19	2,690,000	2,945,550
Telefonica Emisiones SAU, 5.46%, 2/16/21	3,030,000	3,238,312
Verizon Communications, Inc., 6.10%, 4/15/18	1,854,000	2,281,453
Verizon Communications, Inc., 8.75%, 11/1/18	1,736,000	2,412,370
Verizon Communications, Inc., 7.35%, 4/1/39	3,660,000	5,430,133
Verizon Communications, Inc., 4.75%, 11/1/41	1,120,000	1,271,648
Verizon Communications, Inc., 3.85%, 11/1/42	2,110,000	2,077,510
Virgin Media Finance plc, 4.875%, 2/15/22	2,440,000	2,507,100
Windstream Corp., 7.875%, 11/1/17	1,110,000	1,254,300

		73,602,994

ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 8.00%, 10/15/17	3,600,000	4,176,000

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	3,484,000	4,111,120
Jabil Circuit, Inc., 5.625%, 12/15/20	1,310,000	1,460,650
Jabil Circuit, Inc., 4.70%, 9/15/22	1,740,000	1,837,875

		7,409,645

ENERGY EQUIPMENT AND SERVICES — 0.3%
Ensco plc, 3.25%, 3/15/16	2,580,000	2,737,241
Ensco plc, 4.70%, 3/15/21	3,005,000	3,384,261
Noble Holding International Ltd., 3.95%, 3/15/22	1,130,000	1,190,123
Pride International, Inc., 6.875%, 8/15/20	800,000	1,012,454
Transocean, Inc., 2.50%, 10/15/17	4,440,000	4,490,136
Transocean, Inc., 6.50%, 11/15/20	2,190,000	2,654,210
Transocean, Inc., 6.375%, 12/15/21	1,030,000	1,252,739
Weatherford International Ltd., 9.625%, 3/1/19	3,400,000	4,438,142

		21,159,306

FOOD AND STAPLES RETAILING — 0.4%
CVS Caremark Corp., 2.75%, 12/1/22	6,970,000	7,002,432
Delhaize Group SA, 6.50%, 6/15/17	550,000	624,737
Kroger Co. (The), 6.40%, 8/15/17	2,000,000	2,415,728
Safeway, Inc., 4.75%, 12/1/21	2,220,000	2,289,078
Target Corp., 4.00%, 7/1/42	1,570,000	1,614,671
Wal-Mart Stores, Inc., 5.875%, 4/5/27	1,060,000	1,420,848
Wal-Mart Stores, Inc., 5.625%, 4/1/40	940,000	1,220,352
Wal-Mart Stores, Inc., 4.875%, 7/8/40	3,440,000	4,069,004
Wal-Mart Stores, Inc., 5.00%, 10/25/40	1,150,000	1,392,801
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,420,000	1,861,374
Walgreen Co., 1.80%, 9/15/17	2,140,000	2,153,570

		26,064,595

FOOD PRODUCTS — 0.4%
General Mills, Inc., 3.15%, 12/15/21	2,850,000	2,981,568
Kellogg Co., 4.45%, 5/30/16	2,400,000	2,656,390
Kraft Foods, Inc., 6.125%, 8/23/18(3)	2,071,000	2,539,346
Kraft Foods, Inc., 5.375%, 2/10/20	1,740,000	2,102,031
Kraft Foods, Inc., 5.00%, 6/4/42(3)	2,540,000	2,858,996
Mead Johnson Nutrition Co., 3.50%, 11/1/14	1,900,000	1,986,648
Mead Johnson Nutrition Co., 5.90%, 11/1/39	1,160,000	1,407,720
Mondelez International, Inc., 6.125%, 2/1/18	729,000	887,701
Mondelez International, Inc., 6.50%, 2/9/40	3,010,000	4,047,032
Tyson Foods, Inc., 6.60%, 4/1/16	2,580,000	2,968,739
Tyson Foods, Inc., 4.50%, 6/15/22	800,000	869,094

		25,305,265

GAS UTILITIES — 1.2%
Access Midstream Partners LP / ACMP Finance Corp., 4.875%, 5/15/23	1,450,000	1,473,563
El Paso Corp., 7.25%, 6/1/18	4,040,000	4,688,085
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	3,360,000	4,110,335
Enbridge Energy Partners LP, 6.50%, 4/15/18	2,470,000	3,008,216

Enbridge Energy Partners LP, 5.20%, 3/15/20	1,010,000	1,139,975
Energy Transfer Partners LP, 5.20%, 2/1/22	1,610,000	1,838,000
Energy Transfer Partners LP, 6.50%, 2/1/42	1,830,000	2,242,467
Enterprise Products Operating LLC, 3.70%, 6/1/15	2,500,000	2,657,985
Enterprise Products Operating LLC, 6.30%, 9/15/17	3,485,000	4,218,554
Enterprise Products Operating LLC, 5.95%, 2/1/41	4,475,000	5,407,353
Enterprise Products Operating LLC, 4.45%, 2/15/43	2,120,000	2,148,637
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	4,030,000	5,080,810
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	2,340,000	2,729,353
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	1,530,000	1,637,382
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	3,270,000	4,022,342
Magellan Midstream Partners LP, 6.55%, 7/15/19	3,450,000	4,267,515
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	2,750,000	2,964,855
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19	1,760,000	2,395,680
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	3,830,000	4,058,088
TransCanada PipeLines Ltd., 2.50%, 8/1/22	3,500,000	3,510,360
Williams Cos., Inc. (The), 3.70%, 1/15/23	2,650,000	2,675,384
Williams Partners LP, 4.125%, 11/15/20	4,003,000	4,350,000
Williams Partners LP, 3.35%, 8/15/22	2,800,000	2,849,582

		73,474,521

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Covidien International Finance SA, 1.875%, 6/15/13	3,580,000	3,604,637
Covidien International Finance SA, 3.20%, 6/15/22	1,530,000	1,603,191

		5,207,828

HEALTH CARE PROVIDERS AND SERVICES — 0.7%
Aetna, Inc., 2.75%, 11/15/22	3,190,000	3,166,726
Express Scripts, Inc., 2.65%, 2/15/17(3)	7,660,000	7,966,998
Express Scripts, Inc., 7.25%, 6/15/19	8,020,000	10,284,383
HCA, Inc., 7.875%, 2/15/20	4,980,000	5,565,150
Mayo Clinic Rochester, 3.77%, 11/15/43	1,465,000	1,470,088
NYU Hospitals Center, 4.43%, 7/1/42	2,180,000	2,124,946
UnitedHealth Group, Inc., 3.95%, 10/15/42	1,420,000	1,415,501
Universal Health Services, Inc., 7.125%, 6/30/16	4,140,000	4,740,300
WellPoint, Inc., 3.125%, 5/15/22	2,120,000	2,144,049
WellPoint, Inc., 3.30%, 1/15/23	2,470,000	2,536,609
WellPoint, Inc., 5.80%, 8/15/40	1,470,000	1,726,712

		43,141,462

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Darden Restaurants, Inc., 3.35%, 11/1/22	2,140,000	2,072,605
McDonald's Corp., 5.35%, 3/1/18	1,550,000	1,871,044
Wyndham Worldwide Corp., 6.00%, 12/1/16	23,000	26,028
Wyndham Worldwide Corp., 2.95%, 3/1/17	2,340,000	2,394,365
Yum! Brands, Inc., 3.75%, 11/1/21	1,370,000	1,459,476

		7,823,518

HOUSEHOLD DURABLES — 0.1%
Toll Brothers Finance Corp., 6.75%, 11/1/19	2,620,000	3,125,259

HOUSEHOLD PRODUCTS — 0.1%
Clorox Co. (The), 3.05%, 9/15/22	1,890,000	1,950,423

Jarden Corp., 8.00%, 5/1/16	4,960,000	5,294,800

		7,245,223

INDUSTRIAL CONGLOMERATES — 0.2%
Bombardier, Inc., 5.75%, 3/15/22(3)	1,700,000	1,755,250
General Electric Co., 5.00%, 2/1/13	2,708,000	2,718,374
General Electric Co., 5.25%, 12/6/17	4,251,000	5,016,329
General Electric Co., 2.70%, 10/9/22	2,890,000	2,948,572
General Electric Co., 4.125%, 10/9/42	2,140,000	2,203,588

		14,642,113

INSURANCE — 1.2%
Allstate Corp. (The), 7.45%, 5/16/19	4,360,000	5,720,909
Allstate Corp. (The), 5.20%, 1/15/42	2,130,000	2,530,417
American International Group, Inc., 3.65%, 1/15/14	1,680,000	1,725,772
American International Group, Inc., 5.85%, 1/16/18	11,720,000	13,881,250
American International Group, Inc., 4.875%, 6/1/22	5,000,000	5,712,925
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	2,770,000	3,180,533
Berkshire Hathaway, Inc., 3.75%, 8/15/21	1,230,000	1,356,018
Berkshire Hathaway, Inc., 3.00%, 5/15/22	2,030,000	2,116,847
Genworth Financial, Inc., 7.20%, 2/15/21	1,680,000	1,817,207
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	2,070,000	2,318,280
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	2,420,000	2,885,356
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	2,690,000	3,106,428
ING U.S., Inc., 5.50%, 7/15/22(3)	1,640,000	1,781,204
International Lease Finance Corp., 4.875%, 4/1/15	700,000	727,181
International Lease Finance Corp., 5.75%, 5/15/16	1,520,000	1,609,425
Liberty Mutual Group, Inc., 4.95%, 5/1/22(3)	730,000	796,277
Liberty Mutual Group, Inc., 6.50%, 5/1/42(3)	1,590,000	1,790,303
Lincoln National Corp., 6.25%, 2/15/20	4,240,000	5,076,446
MetLife, Inc., 6.75%, 6/1/16	2,570,000	3,045,381
MetLife, Inc., 1.76%, 12/15/17	2,250,000	2,287,264
MetLife, Inc., 4.125%, 8/13/42	2,140,000	2,142,472
Principal Financial Group, Inc., 3.30%, 9/15/22	1,600,000	1,624,563
Prudential Financial, Inc., 7.375%, 6/15/19	3,690,000	4,688,555
Prudential Financial, Inc., 5.375%, 6/21/20	1,000,000	1,169,835
Prudential Financial, Inc., 5.625%, 5/12/41	1,640,000	1,871,150
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	1,275,000	1,453,464

		76,415,462

INTERNET SOFTWARE AND SERVICES†
IAC/InterActiveCorp, 4.75%, 12/15/22(3)	1,700,000	1,700,000

IT SERVICES — 0.2%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	2,520,000	2,715,300
International Business Machines Corp., 1.95%, 7/22/16	7,940,000	8,256,639

		10,971,939

LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	1,580,000	1,602,942
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	5,420,000	5,769,042

		7,371,984

MACHINERY — 0.2%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	4,900,000	5,016,047
Deere & Co., 5.375%, 10/16/29	3,450,000	4,419,553
Deere & Co., 3.90%, 6/9/42	2,780,000	2,844,260

		12,279,860

MEDIA — 2.2%
CBS Corp., 4.85%, 7/1/42	2,690,000	2,802,375
CC Holdings GS V LLC, 2.38%, 12/15/17(3)	3,870,000	3,891,993
CC Holdings GS V LLC, 3.85%, 4/15/23(3)	3,010,000	3,064,954
Comcast Corp., 5.90%, 3/15/16	8,444,000	9,706,488
Comcast Corp., 6.50%, 11/15/35	3,730,000	4,789,551
Comcast Corp., 6.40%, 5/15/38	3,700,000	4,731,523
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	2,630,000	2,809,290
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	6,200,000	6,960,225
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.80%, 3/15/22	1,240,000	1,280,342
Discovery Communications LLC, 5.625%, 8/15/19	2,803,000	3,350,087
DISH DBS Corp., 7.00%, 10/1/13	1,815,000	1,892,138
DISH DBS Corp., 7.125%, 2/1/16	5,130,000	5,771,250
DISH DBS Corp., 4.625%, 7/15/17	2,300,000	2,409,250
DISH DBS Corp., 6.75%, 6/1/21	1,820,000	2,083,900
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	3,140,000	3,446,150
Lamar Media Corp., 9.75%, 4/1/14	3,380,000	3,718,000
NBCUniversal Media LLC, 5.15%, 4/30/20	3,950,000	4,685,755
NBCUniversal Media LLC, 4.375%, 4/1/21	5,630,000	6,329,285
NBCUniversal Media LLC, 2.875%, 1/15/23	2,140,000	2,151,156
News America, Inc., 3.00%, 9/15/22(3)	3,070,000	3,086,658
News America, Inc., 6.90%, 8/15/39	4,090,000	5,359,368
Omnicom Group, Inc., 3.625%, 5/1/22	850,000	886,232
Qwest Corp., 7.50%, 10/1/14	800,000	875,955
SBA Telecommunications, Inc., 8.25%, 8/15/19	1,797,000	2,017,133
Time Warner Cable, Inc., 6.75%, 7/1/18	7,630,000	9,538,942
Time Warner Cable, Inc., 4.50%, 9/15/42	3,290,000	3,211,668
Time Warner, Inc., 3.15%, 7/15/15	3,500,000	3,703,227
Time Warner, Inc., 4.875%, 3/15/20	3,450,000	4,032,526
Time Warner, Inc., 3.40%, 6/15/22	1,520,000	1,586,891
Time Warner, Inc., 7.70%, 5/1/32	2,740,000	3,833,646
Time Warner, Inc., 4.90%, 6/15/42	2,070,000	2,222,720
Viacom, Inc., 4.375%, 9/15/14	3,580,000	3,794,632
Viacom, Inc., 4.50%, 3/1/21	2,500,000	2,814,870
Viacom, Inc., 3.125%, 6/15/22	2,630,000	2,695,011
Virgin Media Secured Finance plc, 6.50%, 1/15/18	7,440,000	8,044,500
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	3,320,000	3,353,741

		136,931,432

METALS AND MINING — 0.5%
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	1,480,000	1,528,460
ArcelorMittal, 5.75%, 8/5/20	2,710,000	2,717,265
Barrick North America Finance LLC, 4.40%, 5/30/21	3,250,000	3,566,849
Newmont Mining Corp., 3.50%, 3/15/22	2,240,000	2,312,204
Newmont Mining Corp., 6.25%, 10/1/39	2,640,000	3,182,164
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	1,660,000	1,760,956
Teck Resources Ltd., 5.375%, 10/1/15	1,589,000	1,751,694

Teck Resources Ltd., 3.15%, 1/15/17	2,620,000	2,747,712
Teck Resources Ltd., 3.85%, 8/15/17	800,000	857,668
Vale Overseas Ltd., 5.625%, 9/15/19	5,950,000	6,789,587
Vale Overseas Ltd., 4.625%, 9/15/20	4,470,000	4,847,791
Xstrata Canada Financial Corp., 2.85%, 11/10/14(3)	1,000,000	1,026,863

		33,089,213

MULTI-UTILITIES — 1.5%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	1,580,000	1,505,299
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	2,446,000	2,764,614
CMS Energy Corp., 4.25%, 9/30/15	1,210,000	1,289,832
CMS Energy Corp., 8.75%, 6/15/19	4,160,000	5,429,124
Constellation Energy Group, Inc., 5.15%, 12/1/20	2,700,000	3,088,665
Consumers Energy Co., 2.85%, 5/15/22	1,050,000	1,086,282
Dominion Resources, Inc., 6.40%, 6/15/18	4,350,000	5,410,104
Dominion Resources, Inc., 2.75%, 9/15/22	2,690,000	2,716,268
Dominion Resources, Inc., 4.90%, 8/1/41	4,820,000	5,405,943
DPL, Inc., 6.50%, 10/15/16	2,520,000	2,677,500
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18	1,670,000	2,187,338
Duke Energy Corp., 3.95%, 9/15/14	4,010,000	4,224,499
Duke Energy Corp., 1.625%, 8/15/17	4,120,000	4,133,876
Duke Energy Corp., 3.55%, 9/15/21	2,686,000	2,833,075
Edison International, 3.75%, 9/15/17	2,920,000	3,168,720
Exelon Generation Co. LLC, 5.20%, 10/1/19	3,000,000	3,403,083
FirstEnergy Solutions Corp., 6.05%, 8/15/21	2,170,000	2,485,475
Florida Power Corp., 6.35%, 9/15/37	1,307,000	1,756,468
Florida Power Corp., 3.85%, 11/15/42	2,670,000	2,592,308
Georgia Power Co., 4.30%, 3/15/42	1,590,000	1,669,398
Ipalco Enterprises, Inc., 5.00%, 5/1/18	1,180,000	1,241,950
Niagara Mohawk Power Corp., 4.88%, 8/15/19(3)	1,600,000	1,869,734
Nisource Finance Corp., 4.45%, 12/1/21	1,600,000	1,753,432
Nisource Finance Corp., 5.25%, 2/15/43	1,580,000	1,673,982
Northern States Power Co., 3.40%, 8/15/42	1,580,000	1,490,205
Pacific Gas & Electric Co., 5.80%, 3/1/37	2,247,000	2,782,206
Pacific Gas & Electric Co., 4.45%, 4/15/42	1,130,000	1,207,451
PacifiCorp, 6.00%, 1/15/39	2,340,000	3,107,408
Progress Energy, Inc., 3.15%, 4/1/22	2,690,000	2,725,548
Public Service Company of Colorado, 4.75%, 8/15/41	1,100,000	1,262,811
San Diego Gas & Electric Co., 3.00%, 8/15/21	2,470,000	2,617,316
Sempra Energy, 6.50%, 6/1/16	2,090,000	2,451,518
Sempra Energy, 9.80%, 2/15/19	1,840,000	2,577,639
Sempra Energy, 2.875%, 10/1/22	2,270,000	2,277,618
Southern California Edison Co., 5.625%, 2/1/36	780,000	987,924
Southern Power Co., 5.15%, 9/15/41	1,100,000	1,239,877
Xcel Energy, Inc., 4.80%, 9/15/41	1,210,000	1,359,117

		92,453,607

MULTILINE RETAIL†
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	1,127,000	1,325,042

OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13	1,370,000	1,393,615

OIL, GAS AND CONSUMABLE FUELS — 2.0%
Anadarko Petroleum Corp., 5.95%, 9/15/16	4,240,000	4,883,594
Anadarko Petroleum Corp., 6.45%, 9/15/36	2,120,000	2,657,992
Apache Corp., 2.625%, 1/15/23	3,580,000	3,576,731
Apache Corp., 4.75%, 4/15/43	1,530,000	1,667,215
BP Capital Markets plc, 3.20%, 3/11/16	820,000	875,165
BP Capital Markets plc, 2.25%, 11/1/16	4,290,000	4,466,032
BP Capital Markets plc, 4.50%, 10/1/20	2,260,000	2,606,465
Cenovus Energy, Inc., 4.50%, 9/15/14	2,260,000	2,398,669
ConocoPhillips, 5.75%, 2/1/19	4,200,000	5,168,663
ConocoPhillips Co., 2.40%, 12/15/22	2,840,000	2,833,721
ConocoPhillips Holding Co., 6.95%, 4/15/29	3,089,000	4,309,399
Devon Energy Corp., 1.875%, 5/15/17	1,360,000	1,387,390
Devon Energy Corp., 5.60%, 7/15/41	3,840,000	4,565,503
EOG Resources, Inc., 5.625%, 6/1/19	1,800,000	2,210,812
FMC Technologies, Inc., 2.00%, 10/1/17	1,920,000	1,939,198
Hess Corp., 6.00%, 1/15/40	2,100,000	2,564,110
Marathon Petroleum Corp., 3.50%, 3/1/16	2,660,000	2,833,041
Newfield Exploration Co., 6.875%, 2/1/20	3,570,000	3,837,750
Newfield Exploration Co., 5.625%, 7/1/24	1,950,000	2,110,875
Nexen, Inc., 6.20%, 7/30/19	2,850,000	3,502,123
Noble Energy, Inc., 4.15%, 12/15/21	4,080,000	4,507,727
Occidental Petroleum Corp., 2.70%, 2/15/23	3,510,000	3,584,914
Peabody Energy Corp., 7.375%, 11/1/16	1,580,000	1,817,000
Pemex Project Funding Master Trust, 6.625%, 6/15/35	2,000,000	2,550,000
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	4,120,000	4,706,770
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	7,580,000	8,563,702
Petroleos Mexicanos, 6.00%, 3/5/20	3,600,000	4,320,000
Petroleos Mexicanos, 4.875%, 1/24/22	2,090,000	2,363,790
Petroleos Mexicanos, 6.50%, 6/2/41	1,760,000	2,217,600
Petroleos Mexicanos, 5.50%, 6/27/44(3)	1,620,000	1,786,050
Phillips 66, 4.30%, 4/1/22(3)	3,190,000	3,567,594
Pioneer Natural Resources Co., 3.95%, 7/15/22	2,620,000	2,747,783
Shell International Finance BV, 2.375%, 8/21/22	3,100,000	3,117,444
Shell International Finance BV, 3.625%, 8/21/42	3,780,000	3,750,656
Statoil ASA, 2.45%, 1/17/23	4,670,000	4,663,602
Suncor Energy, Inc., 6.10%, 6/1/18	3,065,000	3,741,749
Suncor Energy, Inc., 6.85%, 6/1/39	1,100,000	1,520,994
Talisman Energy, Inc., 7.75%, 6/1/19	3,720,000	4,797,446
Tesoro Corp., 5.375%, 10/1/22	1,120,000	1,198,400

		125,917,669

PAPER AND FOREST PRODUCTS — 0.2%
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	8,100,000	9,642,961
International Paper Co., 4.75%, 2/15/22	1,600,000	1,811,920
International Paper Co., 6.00%, 11/15/41	1,600,000	1,896,286

		13,351,167

PERSONAL PRODUCTS†
Procter & Gamble Co. (The), 1.45%, 8/15/16	820,000	836,040

PHARMACEUTICALS — 0.9%
AbbVie, Inc., 1.20%, 11/6/15(3)	1,590,000	1,601,605

AbbVie, Inc., 1.75%, 11/6/17(3)	5,390,000	5,452,917
AbbVie, Inc., 4.40%, 11/6/42(3)	1,420,000	1,511,187
Bristol-Myers Squibb Co., 3.25%, 8/1/42	2,100,000	1,924,532
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	6,210,000	6,455,848
Merck & Co., Inc., 2.40%, 9/15/22	5,330,000	5,336,790
Merck & Co., Inc., 3.60%, 9/15/42	720,000	711,158
Mylan, Inc., 3.125%, 1/15/23(3)	2,840,000	2,818,152
Roche Holdings, Inc., 6.00%, 3/1/19(3)	8,173,000	10,179,635
Roche Holdings, Inc., 7.00%, 3/1/39(3)	3,820,000	5,760,747
Sanofi, 4.00%, 3/29/21	2,172,000	2,477,659
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	720,000	726,956
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	6,850,000	7,300,141
Watson Pharmaceuticals, Inc., 4.625%, 10/1/42	1,420,000	1,479,849

		53,737,176

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.2%
American Tower Corp., 4.625%, 4/1/15	4,400,000	4,679,224
American Tower Corp., 4.70%, 3/15/22	3,370,000	3,731,712
Boston Properties LP, 5.00%, 6/1/15	1,500,000	1,639,597
Boston Properties LP, 3.85%, 2/1/23	2,810,000	2,954,521
BRE Properties, Inc., 3.375%, 1/15/23	2,460,000	2,437,238
Developers Diversified Realty Corp., 4.75%, 4/15/18	7,620,000	8,451,807
Digital Realty Trust LP, 4.50%, 7/15/15	860,000	915,528
Essex Portfolio LP, 3.625%, 8/15/22(3)	2,670,000	2,667,771
HCP, Inc., 3.75%, 2/1/16	4,600,000	4,884,551
HCP, Inc., 2.625%, 2/1/20	3,550,000	3,538,640
Health Care REIT, Inc., 2.25%, 3/15/18	2,600,000	2,599,969
Health Care REIT, Inc., 3.75%, 3/15/23	4,760,000	4,773,247
Host Hotels & Resorts LP, 6.00%, 10/1/21	1,370,000	1,578,925
Reckson Operating Partnership LP, 6.00%, 3/31/16	1,660,000	1,820,997
Reckson Operating Partnership LP, 7.75%, 3/15/20	3,805,000	4,734,166
Simon Property Group LP, 5.10%, 6/15/15	60,000	66,125
Simon Property Group LP, 5.75%, 12/1/15	4,410,000	4,970,357
UDR, Inc., 4.25%, 6/1/18	2,540,000	2,770,467
Ventas Realty LP / Ventas Capital Corp., 2.00%, 2/15/18	2,130,000	2,133,142
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	4,560,000	4,810,257
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	3,030,000	3,259,013
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	730,000	798,911
WEA Finance LLC, 4.625%, 5/10/21(3)	2,040,000	2,285,973

		72,502,138

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
ProLogis LP, 6.625%, 12/1/19	3,340,000	3,982,249
ProLogis LP, 6.875%, 3/15/20	571,000	691,664

		4,673,913

ROAD AND RAIL — 0.4%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	4,310,000	4,671,445
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	1,480,000	1,681,734
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	2,520,000	2,844,919
CSX Corp., 5.75%, 3/15/13	1,680,000	1,697,400
CSX Corp., 4.25%, 6/1/21	900,000	1,012,611
CSX Corp., 4.75%, 5/30/42	2,420,000	2,608,373

Norfolk Southern Corp., 5.75%, 4/1/18	2,560,000	3,059,707
Norfolk Southern Corp., 3.25%, 12/1/21	2,000,000	2,094,706
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(3)	3,420,000	3,430,999
Union Pacific Corp., 2.95%, 1/15/23	1,750,000	1,811,057
Union Pacific Corp., 4.75%, 9/15/41	2,020,000	2,268,038

		27,180,989

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Intel Corp., 1.35%, 12/15/17	3,540,000	3,541,848

SOFTWARE — 0.2%
Intuit, Inc., 5.75%, 3/15/17	5,123,000	5,913,402
Oracle Corp., 2.50%, 10/15/22	7,080,000	7,150,574

		13,063,976

SPECIALTY RETAIL — 0.2%
Home Depot, Inc. (The), 5.95%, 4/1/41	4,720,000	6,379,264
Lowe's Cos., Inc., 4.65%, 4/15/42	2,910,000	3,243,218

		9,622,482

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21	2,600,000	2,976,667
Hanesbrands, Inc., 6.375%, 12/15/20	1,280,000	1,414,400
Ltd. Brands, Inc., 6.90%, 7/15/17	1,830,000	2,109,075

		6,500,142

TOBACCO — 0.2%
Altria Group, Inc., 9.25%, 8/6/19	1,194,000	1,661,987
Altria Group, Inc., 2.85%, 8/9/22	7,770,000	7,695,688
Philip Morris International, Inc., 4.125%, 5/17/21	4,240,000	4,796,818

		14,154,493

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Alltel Corp., 7.875%, 7/1/32	1,190,000	1,867,220
America Movil SAB de CV, 5.00%, 3/30/20	1,200,000	1,400,959
America Movil SAB de CV, 3.125%, 7/16/22	6,260,000	6,371,303
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	7,070,000	7,423,648
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	2,490,000	3,428,342
Vodafone Group plc, 5.00%, 12/16/13	3,970,000	4,140,559
Vodafone Group plc, 5.625%, 2/27/17	3,320,000	3,898,367
Vodafone Group plc, 2.50%, 9/26/22	1,540,000	1,535,348

		30,065,746

TOTAL CORPORATE BONDS (Cost $1,556,810,938)		1,693,626,542

COMMERCIAL MORTGAGE-BACKED SECURITIES(1) — 4.9%

Banc of America Commercial Mortgage, Inc., Series 2003-2, Class B, VRN, 5.18%, 1/1/13	5,000,000	5,145,785
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39	1,306,460	1,319,606
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	8,525,000	8,810,298
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	825,205	835,345

Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 1/1/13	4,025,000	4,469,603
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 1/1/13	4,550,000	5,017,692
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36(3)	10,900,000	11,260,959
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4 SEQ, 4.72%, 2/11/41	2,655,000	2,737,358
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	4,890,000	5,104,329
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.22%, 1/1/13	3,800,000	3,867,431
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.22%, 1/1/13	9,300,000	10,254,264
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 1/1/13	10,935,000	11,486,622
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.39%, 1/15/13(3)	2,059,213	1,957,770
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 1/1/13	1,450,409	1,449,065
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	2,251,351	2,257,167
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 1/1/13	8,700,000	9,322,481
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 1/1/13	4,050,000	4,287,117
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 1/1/13	12,875,000	13,617,727
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	18,096,000	19,533,971
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	14,215,000	15,355,903
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(3)	10,000,000	10,858,430
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	13,575,000	14,096,870
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	19,900,000	20,623,385
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.53%, 1/11/13	7,600,000	8,082,752
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 1/11/13	2,875,000	3,074,910
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	4,761,187	4,871,994
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 SEQ, 4.74%, 7/15/30	7,600,000	8,238,917
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/11/13	15,000,000	16,348,140
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 1/11/13	10,900,000	12,012,203
Morgan Stanley Capital I, Series 2004-T13, Class A4 SEQ, 4.66%, 9/13/45	14,875,000	15,309,685
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	3,417,063	3,444,467
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	13,925,000	14,859,047

Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	1,583,354	1,607,270
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	25,850,000	27,597,925
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, VRN, 5.18%, 1/1/13	4,614,000	5,066,043

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $298,931,912)		304,182,531

COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 3.3%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	2,216,823	1,721,859
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	4,376,034	4,487,196
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	7,000,000	7,399,080
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.86%, 1/1/13	7,260,491	7,051,277
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	500,102	506,428
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	3,164,788	3,309,059
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.32%, 1/1/13	4,774,834	4,785,487
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	1,341,275	1,392,781
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	5,655,705	5,940,102
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	2,333,971	2,419,207
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	827,646	833,388
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	2,125,212	2,163,379
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.83%, 1/1/13	1,541,903	1,548,121
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35	1,989,637	2,011,622
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	1,818,660	1,837,764
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.06%, 1/1/13	3,335,170	3,309,206
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.03%, 1/1/13	7,007,432	6,277,601
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.63%, 1/1/13	5,000,000	5,198,132
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.00%, 1/1/13	4,418,346	4,695,975
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/1/13	4,331,397	4,454,634
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	2,605,125	2,763,891
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.89%, 1/1/13	2,480,617	2,558,508
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	73,588	73,497
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	1,808,860	1,901,087

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-6, Class A1 SEQ, 5.25%, 8/25/35	361,734	361,196
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	5,372,235	5,738,262
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,769,695	1,837,151
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR8, Class 2A1, VRN, 2.74%, 1/1/13	2,465,921	2,527,979
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.33%, 1/1/13	3,438,349	3,479,815
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.66%, 1/1/13	17,516,303	17,784,145
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	2,842,232	2,865,317
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	2,947,442	2,980,956
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	9,957,105	10,355,589
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	7,080,722	7,303,056
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	4,007,227	3,900,144
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 5.25%, 1/1/13	2,110,906	1,871,549
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.37%, 1/1/13	1,048,410	1,049,610
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	3,373,502	3,492,462
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	7,095,569	7,401,231
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	4,107,424	4,141,181
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.06%, 1/1/13	5,081,111	5,204,325

		160,933,249

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
FHLB, Series 00-1239, Class 1, 4.81%, 8/20/15	757,387	801,340
FHLMC, Series 2684, Class FP, VRN, 0.71%, 1/15/13	12,966,712	13,004,626
FHLMC, Series 2840, Class VK, 5.50%, 7/15/15	1,167,216	1,219,926
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	2,054,041	2,276,342
FHLMC, Series 3397, Class GF, VRN, 0.71%, 1/15/13	3,603,658	3,649,803
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	11,973	13,666
FNMA, Series 2006-43, Class FM, VRN, 0.51%, 1/25/13	5,035,681	5,052,614
FNMA, Series 2007-36, Class FB, VRN, 0.61%, 1/25/13	9,007,662	9,116,637
GNMA, Series 2007-5, Class FA, VRN, 0.35%, 1/20/13	9,107,278	9,149,254

		44,284,208

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $198,312,571)		205,217,457

SOVEREIGN GOVERNMENTS AND AGENCIES — 2.8%

BRAZIL — 0.4%
Brazilian Government International Bond, 5.875%, 1/15/19		11,310,000	14,047,020
Brazilian Government International Bond, 4.875%, 1/22/21		5,020,000	6,074,200
Brazilian Government International Bond, 5.625%, 1/7/41		2,890,000	3,800,350

			23,921,570

CANADA — 0.1%
Hydro-Quebec, 8.40%, 1/15/22		246,000	353,216
Province of Ontario Canada, 5.45%, 4/27/16		3,630,000	4,193,322
Province of Ontario Canada, 1.60%, 9/21/16		3,900,000	4,027,284

			8,573,822

CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21		3,580,000	3,902,200
Chile Government International Bond, 3.625%, 10/30/42		2,050,000	2,034,625

			5,936,825

COLOMBIA — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		5,510,000	6,358,540

ITALY†
Republic of Italy, 6.875%, 9/27/23		1,920,000	2,258,602

MEXICO — 0.4%
United Mexican States, 5.625%, 1/15/17		2,435,000	2,836,775
United Mexican States, 5.95%, 3/19/19		9,100,000	11,238,500
United Mexican States, 5.125%, 1/15/20		3,290,000	3,948,000
United Mexican States, 6.05%, 1/11/40		2,810,000	3,782,260
United Mexican States, MTN, 4.75%, 3/8/44		2,260,000	2,559,450

			24,364,985

PERU — 0.1%
Republic of Peru, 6.55%, 3/14/37		1,620,000	2,349,000
Republic of Peru, 5.625%, 11/18/50		2,640,000	3,435,960

			5,784,960

POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15		1,260,000	1,356,075
Poland Government International Bond, 5.125%, 4/21/21		2,400,000	2,852,400
Poland Government International Bond, 3.00%, 3/17/23		2,210,000	2,210,000

			6,418,475

SOUTH KOREA — 0.2%
Export-Import Bank of Korea, 3.75%, 10/20/16		3,690,000	3,982,023
Korea Development Bank, 3.25%, 3/9/16		3,480,000	3,661,151
Korea Development Bank, 4.00%, 9/9/16		2,470,000	2,677,465

			10,320,639

UNITED KINGDOM — 1.3%
Government of United Kingdom, 4.50%, 12/7/42	GBP	39,325,000	81,515,213

URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45		$1,630,000	1,635,705

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $163,644,458)			177,089,336

MUNICIPAL SECURITIES — 1.6%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	1,610,000	1,864,718
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	2,100,000	2,856,609
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	1,694,000	2,338,398
California GO, (Building Bonds), 6.65%, 3/1/22	1,660,000	2,086,222
California GO, (Building Bonds), 7.55%, 4/1/39	1,325,000	1,909,193
California GO, (Building Bonds), 7.30%, 10/1/39	1,700,000	2,365,550
California GO, (Building Bonds), 7.60%, 11/1/40	665,000	976,326
Illinois GO, 5.88%, 3/1/19	5,495,000	6,314,359
Illinois GO, (Building Bonds), 7.35%, 7/1/35	920,000	1,120,210
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	5,602,000	5,547,773
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	1,055,000	1,215,423
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, (Taxable Issue 2), 2.61%, 3/15/14(4)	7,700,000	7,906,514
Kansas State Department of Transportation Highway Rev., Series 2010A, (Building Bonds), 4.60%, 9/1/35	1,665,000	1,887,244
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	3,100,000	4,279,209
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	1,900,000	2,461,507
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	620,000	777,505
Los Angeles Unified School District GO, Series 2010 J, (Election of 2005), 5.98%, 5/1/27	1,000,000	1,241,660
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	795,000	1,034,104
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	2,235,000	2,873,070
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	1,470,000	1,930,492
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	2,050,000	2,521,234
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	2,680,000	3,943,352
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	2,140,000	3,047,874
Ohio State University (The) Rev., (Building Bonds), 4.91%, 6/1/40	890,000	1,041,184
Ohio State University (The) Rev., Series 2011 A, 4.80%, 6/1/11	1,000,000	1,119,580
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	2,830,000	3,276,715
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	1,420,000	1,848,868
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	1,385,000	1,648,607
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,000,000	2,188,720
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	7,115,000	7,023,359
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	5,195,000	6,528,712
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	2,385,000	2,952,344
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	2,620,000	3,132,446
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	1,700,000	2,203,846

San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	2,375,000	2,944,098
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	2,990,000	3,604,236

TOTAL MUNICIPAL SECURITIES (Cost $85,582,220)		102,011,261

U.S. GOVERNMENT AGENCY SECURITIES — 0.2%

FHLMC, 2.375%, 1/13/22	5,300,000	5,541,733
FNMA, 6.625%, 11/15/30	3,000,000	4,573,947

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $9,812,971)		10,115,680

ASSET-BACKED SECURITIES(1) — 0.2%

CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	6,049,809	6,144,906
CNH Equipment Trust, Series 2011-B, Class A2 SEQ, 0.71%, 12/15/14	3,561,082	3,563,956

TOTAL ASSET-BACKED SECURITIES (Cost $9,610,558)		9,708,862

TEMPORARY CASH INVESTMENTS — 5.2%

BNP Paribas Finance, Inc., 0.06%, 1/2/13(5)	289,684,000	289,681,422
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 0.875%, 2/28/17 - 8/31/17, valued at $569), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $558)		558
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $285), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $279)		279
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $95), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $93)		93
U.S. Treasury Bills, 0.15%, 8/22/13(5)	32,000,000	31,973,728

TOTAL TEMPORARY CASH INVESTMENTS (Cost $321,653,899)		321,656,080

TOTAL INVESTMENT SECURITIES — 105.3% (Cost $6,245,652,791)		6,543,087,085

OTHER ASSETS AND LIABILITIES(6) — (5.3)%		(331,629,757)

TOTAL NET ASSETS — 100.0%		$6,211,457,328

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

972,363	EUR for USD	HSBC Holdings plc	1/25/13	1,283,712	12,833

(Value on Settlement Date $1,270,879)
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

23,722,525	GBP for USD	UBS AG	1/25/13	38,533,771	(341,573)
26,303,735	GBP for USD	UBS AG	1/25/13	42,726,568	(620,864)

				81,260,339	(962,437)

(Value on Settlement Date $80,297,902)

Notes to Schedule of Investments

BB-UBS	-	Barclays Bank PLC - UBS Real Estate Securities, Inc.
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
PHHMC	-	PHH Mortgage Corporation
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Final maturity date indicated, unless otherwise noted.
(2)	Forward commitment. Settlement date is indicated.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $162,325,933, which represented 2.6% of total net assets.

(4)	Escrowed to maturity in U.S. government securities or state and local government securities.
(5)	The rate indicated is the yield to maturity at purchase.
(6)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
U.S. Treasury Securities	—	1,904,080,538	—
U.S. Government Agency Mortgage-Backed Securities	—	1,815,398,798	—
Corporate Bonds	—	1,693,626,542	—
Commercial Mortgage-Backed Securities	—	304,182,531	—
Collateralized Mortgage Obligations	—	205,217,457	—
Sovereign Governments and Agencies	—	177,089,336	—
Municipal Securities	—	102,011,261	—
U.S. Government Agency Securities	—	10,115,680	—
Asset-Backed Securities	—	9,708,862	—
Temporary Cash Investments	—	321,656,080	—

Total Value of Investment Securities	—	6,543,087,085	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(949,604)	—

3. Federal Tax Information

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,245,837,346
Gross tax appreciation of investments	$301,317,367
Gross tax depreciation of investments	(4,067,628)
Net tax appreciation (depreciation) of investments	$297,249,739

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

High-Yield Fund

December 31, 2012

High-Yield - Schedule of Investments
DECEMBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

CORPORATE BONDS — 89.5%

AEROSPACE AND DEFENSE — 0.4%
B/E Aerospace, Inc., 5.25%, 4/1/22	1,225,000	1,304,625
Triumph Group, Inc., 8.00%, 11/15/17	1,200,000	1,302,000

		2,606,625

AIRLINES — 0.1%
United Air Lines, Inc., 9.875%, 8/1/13(1)	444,000	447,608

AUTO COMPONENTS — 1.8%
Allison Transmission, Inc., 7.125%, 5/15/19(1)	700,000	750,750
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17(1)	400,000	446,000
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,950,000	2,023,125
Dana Holding Corp., 6.75%, 2/15/21	975,000	1,053,000
Delphi Corp., 5.875%, 5/15/19	1,725,000	1,858,687
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	500,000	551,250
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	1,450,000	1,562,375
Tomkins LLC/Tomkins, Inc., 9.00%, 10/1/18	325,000	365,625
TRW Automotive, Inc., 8.875%, 12/1/17(1)	500,000	552,500
UCI International, Inc., 8.625%, 2/15/19	1,250,000	1,245,313
Visteon Corp., 6.75%, 4/15/19	729,000	780,030

		11,188,655

AUTOMOBILES — 0.9%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	2,150,000	2,354,250
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	600,000	663,311
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	1,000,000	1,284,123
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	1,000,000	1,152,766
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	170,000	198,121
Jaguar Land Rover plc, 8.125%, 5/15/21(1)	250,000	276,250

		5,928,821

BEVERAGES — 0.1%
Constellation Brands, Inc., 7.25%, 9/1/16	750,000	870,000

BUILDING PRODUCTS — 0.6%
Masco Corp., 6.125%, 10/3/16	1,000,000	1,105,176
Masco Corp., 5.95%, 3/15/22	1,200,000	1,331,240
Masonite International Corp., 8.25%, 4/15/21(1)	250,000	268,750
USG Corp., 8.375%, 10/15/18(1)	800,000	892,000
USG Corp., 7.875%, 3/30/20(1)	250,000	279,375

		3,876,541

CAPITAL MARKETS — 0.8%
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	2,000,000	1,981,000
E*TRADE Financial Corp., 6.75%, 6/1/16	1,000,000	1,057,500
E*TRADE Financial Corp., 6.00%, 11/15/17	200,000	205,500
HBOS Capital Funding No. 2 LP, VRN, 6.07%, 6/30/14(1)	1,000,000	880,000
Merrill Lynch & Co., Inc., MTN, 5.45%, 7/15/14	750,000	795,019

		4,919,019

CHEMICALS — 1.5%
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,200,000	1,239,000

Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 6.625%, 4/15/20	500,000	511,250
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	1,000,000	917,500
Huntsman International LLC, 8.625%, 3/15/21	500,000	573,750
Ineos Finance plc, 9.00%, 5/15/15(1)	1,200,000	1,281,000
Ineos Finance plc, 8.375%, 2/15/19(1)	600,000	648,750
Ineos Finance plc, 7.50%, 5/1/20(1)	950,000	999,875
LyondellBasell Industries NV, 5.00%, 4/15/19	950,000	1,054,500
LyondellBasell Industries NV, 6.00%, 11/15/21	750,000	883,125
Momentive Performance Materials, Inc., 9.00%, 1/15/21	1,000,000	735,000
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	475,000	493,406

		9,337,156

COMMERCIAL BANKS — 2.0%
LBG Capital No.1 plc, 7.875%, 11/1/20(1)	1,000,000	1,085,796
LBG Capital No.1 plc, VRN, 8.00%, 6/15/20(1)	1,000,000	1,042,500
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(1)	2,500,000	2,243,750
Regions Bank, 6.45%, 6/26/37	2,500,000	2,647,600
Regions Financial Corp., 5.75%, 6/15/15	750,000	812,812
Regions Financing Trust II, VRN, 6.625%, 5/15/27	500,000	501,250
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/29/17	2,600,000	2,366,000
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31	1,750,000	1,785,000

		12,484,708

COMMERCIAL SERVICES AND SUPPLIES — 1.6%
Brickman Group Holdings, Inc., 9.125%, 11/1/18(1)	850,000	894,625
Ceridian Corp., 8.875%, 7/15/19(1)	1,600,000	1,744,000
Clean Harbors, Inc., 5.25%, 8/1/20	1,100,000	1,152,250
Emergency Medical Services Corp., 8.125%, 6/1/19	1,750,000	1,930,469
Iron Mountain, Inc., 8.375%, 8/15/21	500,000	557,500
Iron Mountain, Inc., 5.75%, 8/15/24	1,500,000	1,526,250
Mead Products LLC / ACCO Brands Corp., 6.75%, 4/30/20(1)	450,000	474,750
PHH Corp., 9.25%, 3/1/16	500,000	586,250
ServiceMaster Co., 8.00%, 2/15/20	1,250,000	1,309,375

		10,175,469

COMMUNICATIONS EQUIPMENT — 1.0%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	751,000	574,515
Avaya, Inc., 7.00%, 4/1/19(1)	1,450,000	1,363,000
CommScope, Inc., 8.25%, 1/15/19(1)	1,000,000	1,100,000
Crown Castle International Corp., 5.25%, 1/15/23(1)	1,250,000	1,342,188
Nokia Oyj, 5.375%, 5/15/19	700,000	670,250
SBA Communications Corp., 5.625%, 10/1/19(1)	1,000,000	1,053,750

		6,103,703

COMPUTERS AND PERIPHERALS — 0.2%
NCR Corp., 5.00%, 7/15/22(1)	250,000	255,313
Seagate Technology HDD Holdings, 6.80%, 10/1/16	650,000	731,250

		986,563

CONSTRUCTION AND ENGINEERING — 0.2%
Tutor Perini Corp., 7.625%, 11/1/18	1,000,000	1,037,500

CONSTRUCTION MATERIALS — 1.5%
Associated Materials LLC, 9.125%, 11/1/17	700,000	714,000
Building Materials Corp. of America, 6.75%, 5/1/21(1)	1,060,000	1,173,950
Covanta Holding Corp., 7.25%, 12/1/20	800,000	885,113

HD Supply, Inc., 8.125%, 4/15/19(1)	950,000	1,085,375
HD Supply, Inc., PIK, 13.50%, 9/1/15	750,000	772,500
Headwaters, Inc., 7.625%, 4/1/19	500,000	533,750
Isabelle Acquisition Sub, Inc., PIK, 10.00%, 11/15/18(1)	1,100,000	1,199,000
Louisiana-Pacific Corp., 7.50%, 6/1/20	400,000	454,000
Nortek, Inc., 8.50%, 4/15/21	500,000	557,500
Summit Materials LLC/Summit Materials Finance Corp., 10.50%, 1/31/20(1)	1,000,000	1,080,000
Vulcan Materials Co., 7.00%, 6/15/18	800,000	888,000

		9,343,188

CONSUMER FINANCE — 1.5%
CIT Group, Inc., 4.75%, 2/15/15(1)	1,225,000	1,280,125
CIT Group, Inc., 4.25%, 8/15/17	3,500,000	3,619,290
CIT Group, Inc., 5.50%, 2/15/19(1)	1,000,000	1,095,000
Interactive Data Corp., 10.25%, 8/1/18	250,000	282,500
National Money Mart Co., 10.375%, 12/15/16	700,000	777,000
Springleaf Finance Corp., Series 1, MTN, 5.40%, 12/1/15	500,000	475,000
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	750,000	675,000
TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18	1,000,000	1,062,500

		9,266,415

CONTAINERS AND PACKAGING — 1.6%
AEP Industries, Inc., 8.25%, 4/15/19	1,975,000	2,123,125
Ardagh Packaging Finance plc, 7.375%, 10/15/17(1)	1,400,000	1,529,500
Ardagh Packaging Finance plc, 9.125%, 10/15/20(1)	1,200,000	1,308,000
Ball Corp., 5.00%, 3/15/22	950,000	1,021,250
Berry Plastics Corp., 9.75%, 1/15/21	600,000	694,500
Berry Plastics Corp., VRN, 4.18%, 3/15/13	950,000	954,750
BWAY Holding Co., 10.00%, 6/15/18	1,000,000	1,115,000
Consolidated Container Co., 10.125%, 7/15/20(1)	250,000	268,750
Packaging Dynamics Corp., 8.75%, 2/1/16(1)	1,100,000	1,155,000

		10,169,875

DIVERSIFIED CONSUMER SERVICES — 0.1%
Laureate Education, Inc., 9.25%, 9/1/19(1)	750,000	787,500

DIVERSIFIED FINANCIAL SERVICES — 3.9%
Ally Financial, Inc., 8.30%, 2/12/15	3,590,000	4,007,337
Ally Financial, Inc., 4.625%, 6/26/15	750,000	782,315
Ally Financial, Inc., 5.50%, 2/15/17	2,000,000	2,148,756
Ally Financial, Inc., 6.25%, 12/1/17	2,650,000	2,943,063
Ally Financial, Inc., 8.00%, 3/15/20	1,000,000	1,230,000
Ally Financial, Inc., 8.00%, 11/1/31	750,000	953,438
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16	2,000,000	2,125,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	950,000	989,188
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	950,000	1,024,812
Morgan Stanley, 4.20%, 11/20/14	750,000	782,897
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20(1)	500,000	541,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 8.25%, 9/1/17	1,000,000	1,070,000
Serta Simmons Holdings LLC, 8.125%, 10/1/20(1)	500,000	502,500
Societe Generale SA, VRN, 5.92%, 4/5/17(1)	750,000	693,556
UBS AG, 7.625%, 8/17/22	1,600,000	1,768,605
UBS AG, MTN, VRN, 7.25%, 2/22/17	1,000,000	1,059,747

UPCB Finance III Ltd., 6.625%, 7/1/20(1)	1,500,000	1,614,375

		24,237,639

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.9%
Cincinnati Bell, Inc., 8.75%, 3/15/18	1,750,000	1,815,625
Frontier Communications Corp., 6.25%, 1/15/13	461,000	461,864
Frontier Communications Corp., 8.25%, 4/15/17	1,000,000	1,160,000
Frontier Communications Corp., 7.125%, 3/15/19	1,775,000	1,939,187
Frontier Communications Corp., 8.50%, 4/15/20	500,000	577,500
Frontier Communications Corp., 7.125%, 1/15/23	250,000	265,938
Hughes Satellite Systems Corp., 6.50%, 6/15/19	1,000,000	1,107,500
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	2,860,000	3,088,800
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	950,000	1,036,688
Intelsat Jackson Holdings SA, 6.625%, 12/15/22(1)	500,000	518,125
Intelsat Luxembourg SA, 11.25%, 2/4/17	2,950,000	3,130,687
Level 3 Financing, Inc., 10.00%, 2/1/18	1,200,000	1,344,000
Level 3 Financing, Inc., 7.00%, 6/1/20(1)	750,000	786,563
Level 3 Financing, Inc., 8.625%, 7/15/20	3,350,000	3,731,062
Sprint Capital Corp., 6.90%, 5/1/19	2,600,000	2,847,000
Sprint Capital Corp., 8.75%, 3/15/32	1,000,000	1,227,500
Telecom Italia Capital SA, 4.95%, 9/30/14	750,000	784,875
Virgin Media Finance plc, 8.375%, 10/15/19	902,000	1,028,280
Virgin Media Finance plc, 4.875%, 2/15/22	500,000	513,750
Windstream Corp., 7.875%, 11/1/17	1,750,000	1,977,500
Windstream Corp., 7.75%, 10/15/20	1,200,000	1,302,000

		30,644,444

ELECTRIC UTILITIES — 0.9%
AES Corp. (The), 9.75%, 4/15/16	500,000	600,000
AES Corp. (The), 8.00%, 10/15/17	2,850,000	3,306,000
Atlantic Power Corp., 9.00%, 11/15/18	1,000,000	1,050,000
Edison Mission Energy, 7.00%, 5/15/17(2)(3)	1,550,000	829,250

		5,785,250

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
Jabil Circuit, Inc., 5.625%, 12/15/20	750,000	836,250
NXP BV / NXP Funding LLC, 9.75%, 8/1/18(1)	129,000	150,124
Sanmina-SCI Corp., 7.00%, 5/15/19(1)	2,400,000	2,460,000
Viasystems, Inc., 7.875%, 5/1/19(1)	700,000	689,500

		4,135,874

ENERGY EQUIPMENT AND SERVICES — 0.9%
Basic Energy Services, Inc., 7.75%, 2/15/19	2,200,000	2,200,000
Parker Drilling Co., 9.125%, 4/1/18	500,000	536,250
Petroleum Geo-Services ASA, 7.375%, 12/15/18(1)	1,000,000	1,085,000
Pioneer Drilling Co., 9.875%, 3/15/18	775,000	846,688
SESI LLC, 6.375%, 5/1/19	750,000	806,250

		5,474,188

FOOD AND STAPLES RETAILING — 1.6%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(1)	1,500,000	1,612,500
Ingles Markets, Inc., 8.875%, 5/15/17	1,000,000	1,071,250
Rite Aid Corp., 7.50%, 3/1/17	1,700,000	1,755,250
Rite Aid Corp., 9.25%, 3/15/20	1,700,000	1,819,000

SUPERVALU, Inc., 8.00%, 5/1/16	3,040,000	2,910,800
Susser Holdings LLC / Susser Finance Corp., 8.50%, 5/15/16	1,000,000	1,067,500

		10,236,300

FOOD PRODUCTS — 1.3%
Del Monte Corp., 7.625%, 2/15/19	1,550,000	1,623,625
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(1)	450,000	479,250
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21(1)	750,000	755,625
Michael Foods Group, Inc., 9.75%, 7/15/18	1,603,000	1,779,330
Post Holdings, Inc., 7.375%, 2/15/22(1)	900,000	990,563
Smithfield Foods, Inc., 7.75%, 7/1/17	1,350,000	1,579,500
Smithfield Foods, Inc., 6.625%, 8/15/22	750,000	830,625

		8,038,518

GAS UTILITIES — 1.9%
Atlas Pipeline Escrow LLC, 6.625%, 10/1/20(1)	500,000	520,000
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 6.625%, 10/1/20(1)	250,000	260,000
Chesapeake Midstream Partners LP / CHKM Finance Corp., 6.125%, 7/15/22	750,000	811,875
El Paso Corp., 7.25%, 6/1/18	700,000	812,292
Energy Transfer Equity LP, 7.50%, 10/15/20	1,200,000	1,392,000
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(1)	2,600,000	2,869,771
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	295,000	325,237
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	500,000	552,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.50%, 2/15/23	500,000	545,000
NGPL PipeCo LLC, 7.12%, 12/15/17(1)	750,000	821,250
NGPL PipeCo LLC, 9.625%, 6/1/19(1)	250,000	288,750
Rockies Express Pipeline LLC, 6.25%, 7/15/13(1)	1,000,000	1,027,500
Rockies Express Pipeline LLC, 3.90%, 4/15/15(1)	1,000,000	1,000,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22(1)	750,000	821,250

		12,047,425

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.8%
Alere, Inc., 9.00%, 5/15/16	1,450,000	1,537,000
Biomet, Inc., 6.50%, 8/1/20(1)	650,000	693,063
DJO Finance LLC / DJO Finance Corp., 9.75%, 10/15/17	250,000	223,750
Hologic, Inc., 6.25%, 8/1/20(1)	250,000	270,625
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(1)	1,750,000	1,844,062
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19(1)	650,000	624,813

		5,193,313

HEALTH CARE PROVIDERS AND SERVICES — 5.1%
AMERIGROUP Corp., 7.50%, 11/15/19	650,000	783,250
Apria Healthcare Group, Inc., 11.25%, 11/1/14	750,000	777,187
Capella Healthcare, Inc., 9.25%, 7/1/17	1,100,000	1,185,250
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	1,500,000	1,631,250
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	450,000	480,938
DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	650,000	698,750
DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	600,000	655,500
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	850,000	899,937
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,350,000	1,471,500
Gentiva Health Services, Inc., 11.50%, 9/1/18	1,000,000	950,000
HCA Holdings, Inc., 7.75%, 5/15/21	1,500,000	1,635,000
HCA, Inc., 5.75%, 3/15/14	750,000	787,500
HCA, Inc., 6.50%, 2/15/16	1,350,000	1,474,875

HCA, Inc., 8.50%, 4/15/19	1,500,000	1,680,000
HCA, Inc., 7.875%, 2/15/20	210,000	234,675
HCA, Inc., 7.25%, 9/15/20	1,000,000	1,112,500
HCA, Inc., 7.50%, 2/15/22	1,750,000	2,012,500
HCA, Inc., 5.875%, 3/15/22	500,000	546,250
HCA, Inc., 7.69%, 6/15/25	2,400,000	2,466,000
Health Management Associates, Inc., 7.375%, 1/15/20	1,450,000	1,573,250
Healthsouth Corp., 8.125%, 2/15/20	700,000	774,375
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	1,700,000	1,615,000
Radiation Therapy Services, Inc., 8.875%, 1/15/17	950,000	935,750
Radiation Therapy Services, Inc., 9.875%, 4/15/17	305,000	216,550
Tenet Healthcare Corp., 8.875%, 7/1/19	1,000,000	1,125,000
Tenet Healthcare Corp., 8.00%, 8/1/20	1,600,000	1,731,000
Universal Health Services, Inc., 7.00%, 10/1/18	1,300,000	1,439,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19	1,050,000	1,092,000

		31,985,537

HOTELS, RESTAURANTS AND LEISURE — 4.6%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18(1)	1,000,000	1,050,000
American Casino & Entertainment Properties LLC, 11.00%, 6/15/14	1,402,000	1,447,565
Ameristar Casinos, Inc., 7.50%, 4/15/21	2,600,000	2,830,750
Boyd Gaming Corp., 9.125%, 12/1/18	850,000	871,250
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	2,250,000	2,421,562
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	2,900,000	1,935,750
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	1,000,000	995,625
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	750,000	795,000
Chester Downs & Marina LLC, 9.25%, 2/1/20(1)	1,500,000	1,481,250
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16	1,450,000	1,558,750
Dave & Buster's, Inc., 11.00%, 6/1/18	700,000	787,500
DineEquity, Inc., 9.50%, 10/30/18	1,000,000	1,141,250
Fiesta Restaurant Group, Inc., 8.875%, 8/15/16	250,000	268,438
Graton Economic Development Authority, 9.625%, 9/1/19(1)	100,000	107,625
Marina District Finance Co., Inc., 9.50%, 10/15/15	850,000	828,750
Marina District Finance Co., Inc., 9.875%, 8/15/18	350,000	337,750
MGM Resorts International, 6.625%, 7/15/15	500,000	538,750
MGM Resorts International, 7.625%, 1/15/17	3,850,000	4,138,750
MGM Resorts International, 8.625%, 2/1/19(1)	750,000	840,000
MGM Resorts International, 7.75%, 3/15/22	250,000	268,750
Royal Caribbean Cruises Ltd., 7.25%, 6/15/16	950,000	1,078,250
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	800,000	850,000
Station Casinos LLC, 3.66%, 6/18/18	750,000	652,500
Wyndham Worldwide Corp., 5.625%, 3/1/21	500,000	558,468
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	1,100,000	1,259,500

		29,043,783

HOUSEHOLD DURABLES — 2.0%
Beazer Homes USA, Inc., 6.875%, 7/15/15	950,000	957,125
Beazer Homes USA, Inc., 8.125%, 6/15/16	750,000	802,500
KB Home, 8.00%, 3/15/20	500,000	570,000
Lennar Corp., 6.95%, 6/1/18	800,000	898,000
Lennar Corp., Series B, 5.60%, 5/31/15	250,000	267,500
Lennar Corp., Series B, 6.50%, 4/15/16	500,000	556,250
Libbey Glass, Inc., 6.875%, 5/15/20	250,000	270,000

Meritage Homes Corp., 7.00%, 4/1/22	750,000	819,375
Ryland Group, Inc. (The), 5.375%, 10/1/22	500,000	513,125
Sealy Mattress Co., 10.875%, 4/15/16(1)	737,000	783,062
Standard Pacific Corp., 8.375%, 5/15/18	2,250,000	2,621,250
Taylor Morrison, Inc., 7.75%, 4/15/20(1)	1,500,000	1,597,500
Toll Brothers Finance Corp., 6.75%, 11/1/19	680,000	811,136
William Lyon Homes, Inc., 8.50%, 11/15/20(1)	1,000,000	1,045,000

		12,511,823

HOUSEHOLD PRODUCTS — 1.8%
American Achievement Corp., 10.875%, 4/15/16(1)	1,000,000	860,000
Central Garden and Pet Co., 8.25%, 3/1/18	2,720,000	2,890,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.50%, 5/15/18	1,000,000	1,030,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19	400,000	432,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.00%, 4/15/19	750,000	783,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 8/15/19	975,000	1,089,562
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19	1,450,000	1,558,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20(1)	1,250,000	1,293,750
Spectrum Brands Escrow Corp., 6.375%, 11/15/20(1)	350,000	368,375
Spectrum Brands, Inc., 6.75%, 3/15/20(1)	625,000	671,875
YCC Holdings LLC / Yankee Finance, Inc., PIK, 10.25%, 2/15/16	500,000	518,800

		11,496,862

INDUSTRIAL CONGLOMERATES — 0.8%
Bombardier, Inc., 7.50%, 3/15/18(1)	900,000	1,006,875
Bombardier, Inc., 5.75%, 3/15/22(1)	750,000	774,375
Harland Clarke Holdings Corp., 9.50%, 5/15/15	1,405,000	1,303,138
Harland Clarke Holdings Corp., VRN, 6.00%, 2/15/13	250,000	216,875
Schaeffler Finance BV, 7.75%, 2/15/17(1)	750,000	836,250
SPX Corp., 7.625%, 12/15/14	650,000	715,000

		4,852,513

INSURANCE — 3.3%
Aircastle Ltd., 6.75%, 4/15/17	1,225,000	1,316,875
American General Institutional Capital, Inc., 7.57%, 12/1/45(1)	500,000	595,000
American International Group, Inc., 6.82%, 11/15/37(1)	1,025,000	1,384,675
American International Group, Inc., VRN, 8.18%, 5/15/38	1,000,000	1,307,500
AXA SA, VRN, 6.46%, 12/14/18(1)	1,000,000	990,000
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 1/2/13(1)	1,000,000	1,045,000
Capital One Capital IV, VRN, 6.75%, 1/2/13	1,200,000	1,200,000
Genworth Financial, Inc., VRN, 6.15%, 11/15/16	1,400,000	1,044,750
Hub International Ltd., 8.125%, 10/15/18(1)	750,000	772,500
International Lease Finance Corp., 6.625%, 11/15/13	1,000,000	1,042,500
International Lease Finance Corp., 5.75%, 5/15/16	2,000,000	2,117,664
International Lease Finance Corp., 8.75%, 3/15/17	2,200,000	2,552,000
International Lease Finance Corp., 6.25%, 5/15/19	1,000,000	1,070,000
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(1)	2,400,000	2,397,000
Onex USI Aquisition Corp., 7.75%, 1/15/21(1)	500,000	495,000

QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/21(1)	500,000	518,311
Swiss Re Capital I LP, VRN, 6.85%, 5/25/16(1)	1,000,000	1,048,640

		20,897,415

INTERNET SOFTWARE AND SERVICES — 0.3%
Equinix, Inc., 7.00%, 7/15/21	500,000	556,875
IAC/InterActiveCorp, 4.75%, 12/15/22(1)	1,000,000	1,000,000
Zayo Group LLC / Zayo Capital, Inc., 8.125%, 1/1/20	250,000	279,375

		1,836,250

IT SERVICES — 2.0%
Fidelity National Information Services, Inc., 7.625%, 7/15/17	1,750,000	1,911,875
First Data Corp., 9.875%, 9/24/15	752,000	770,800
First Data Corp., 11.25%, 3/31/16	1,500,000	1,477,500
First Data Corp., 7.375%, 6/15/19(1)	1,500,000	1,560,000
First Data Corp., 8.875%, 8/15/20(1)	1,000,000	1,095,000
First Data Corp., 8.25%, 1/15/21(1)	2,999,000	3,013,995
First Data Corp., 12.625%, 1/15/21	1,599,000	1,690,942
j2 Global, Inc., 8.00%, 8/1/20	200,000	209,000
SunGard Data Systems, Inc., 7.375%, 11/15/18	1,000,000	1,076,250

		12,805,362

MACHINERY — 0.9%
Case New Holand, Inc., 7.875%, 12/1/17	1,700,000	2,018,750
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	950,000	1,037,875
Navistar International Corp., 8.25%, 11/1/21	774,000	750,780
Oshkosh Corp., 8.25%, 3/1/17	850,000	937,125
Oshkosh Corp., 8.50%, 3/1/20	350,000	389,375
Terex Corp., 6.50%, 4/1/20	500,000	532,500
Terex Corp., 6.00%, 5/15/21	250,000	264,375

		5,930,780

MARINE — 0.1%
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc., 8.125%, 2/15/19	500,000	437,500

MEDIA — 9.2%
AMC Entertainment, Inc., 9.75%, 12/1/20	1,000,000	1,160,000
AMC Networks, Inc., 7.75%, 7/15/21	200,000	230,000
Cablevision Systems Corp., 8.625%, 9/15/17	1,500,000	1,756,875
Cablevision Systems Corp., 5.875%, 9/15/22	500,000	503,125
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	35,000	38,325
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	1,000,000	1,081,250
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	2,900,000	3,142,875
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	500,000	557,500
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,150,000	2,187,625
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(1)	1,129,000	389,505
Cenveo Corp., 7.875%, 12/1/13	1,147,000	1,152,964
Cinemark USA, Inc., 5.125%, 12/15/22(1)	350,000	356,125
Clear Channel Communications, Inc., 10.75%, 8/1/16	1,750,000	1,330,000
Clear Channel Communications, Inc., 9.00%, 3/1/21	750,000	673,125
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	375,000	375,937
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	875,000	885,937
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22(1)	270,000	278,775
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22(1)	730,000	761,025

Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(1)	1,200,000	1,290,000
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(1)	500,000	540,000
Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16(1)	500,000	688,750
CSC Holdings LLC, 6.75%, 11/15/21(1)	1,200,000	1,336,500
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	1,100,000	1,086,250
DISH DBS Corp., 7.125%, 2/1/16	1,950,000	2,193,750
DISH DBS Corp., 4.625%, 7/15/17	1,000,000	1,047,500
DISH DBS Corp., 6.75%, 6/1/21	1,950,000	2,232,750
Griffey Intermediate, Inc. / Griffey Finance Sub LLC, 7.00%, 10/15/20(1)	850,000	873,375
Lamar Media Corp., 7.875%, 4/15/18	300,000	333,000
Lamar Media Corp., 5.875%, 2/1/22	1,200,000	1,308,000
Lamar Media Corp., 5.00%, 5/1/23(1)	1,400,000	1,445,500
Mediacom LLC / Mediacom Capital Corp., 9.125%, 8/15/19	750,000	834,375
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	500,000	540,000
Nara Cable Funding Ltd., 8.875%, 12/1/18(1)	1,000,000	1,022,500
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 4/15/17	1,200,000	1,323,000
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20(1)	1,028,000	1,028,000
PAETEC Holding Corp., 8.875%, 6/30/17	750,000	808,125
RR Donnelley & Sons Co., 7.25%, 5/15/18	1,250,000	1,212,500
RR Donnelley & Sons Co., 8.25%, 3/15/19	1,050,000	1,065,750
Sable International Finance Ltd., 8.75%, 2/1/20(1)	1,450,000	1,667,500
Salem Communications Corp., 9.625%, 12/15/16	241,000	268,113
SBA Telecommunications, Inc., 8.25%, 8/15/19	650,000	729,625
SBA Telecommunications, Inc., 5.75%, 7/15/20(1)	250,000	266,563
Sinclair Television Group, Inc., 9.25%, 11/1/17(1)	950,000	1,049,750
Sinclair Television Group, Inc., 8.375%, 10/15/18	1,000,000	1,122,500
Sinclair Television Group, Inc., 6.125%, 10/1/22(1)	250,000	266,563
Sirius XM Radio, Inc., 8.75%, 4/1/15(1)	930,000	1,057,875
Sirius XM Radio, Inc., 5.25%, 8/15/22(1)	400,000	406,000
Starz LLC / Starz Finance Corp., 5.00%, 9/15/19(1)	500,000	515,000
Univision Communications, Inc., 6.875%, 5/15/19(1)	1,750,000	1,828,750
Univision Communications, Inc., 8.50%, 5/15/21(1)	1,100,000	1,141,250
UPCB Finance VI Ltd., 6.875%, 1/15/22(1)	500,000	543,750
Valassis Communications, Inc., 6.625%, 2/1/21	1,000,000	1,065,000
Videotron Ltee, 9.125%, 4/15/18	500,000	533,750
Videotron Ltee, 5.00%, 7/15/22	750,000	790,312
Visant Corp., 10.00%, 10/1/17	1,450,000	1,308,625
Wind Acquisition Finance SA, 11.75%, 7/15/17(1)	2,250,000	2,368,125
Wind Acquisition Finance SA, 7.25%, 2/15/18(1)	1,200,000	1,221,000
WMG Acquisition Corp., 6.00%, 1/15/21(1)	250,000	265,000

		57,485,644

METALS AND MINING — 2.6%
AK Steel Corp., 7.625%, 5/15/20	500,000	437,500
Aleris International, Inc., 7.625%, 2/15/18	700,000	715,750
ArcelorMittal, 4.25%, 8/5/15	2,000,000	2,021,230
ArcelorMittal, 5.00%, 2/25/17	2,000,000	2,020,064
ArcelorMittal, 6.125%, 6/1/18	2,000,000	2,028,572
ArcelorMittal, 7.25%, 3/1/41	1,400,000	1,299,389
Dynacast International LLC / Dynacast Finance, Inc., 9.25%, 7/15/19	500,000	537,500
FMG Resources Pty Ltd., 7.00%, 11/1/15(1)	1,250,000	1,318,750
FMG Resources Pty Ltd., 6.875%, 2/1/18(1)	1,000,000	1,036,250
FMG Resources Pty Ltd., 8.25%, 11/1/19(1)	1,200,000	1,284,000
Inmet Mining Corp., 8.75%, 6/1/20(1)	700,000	768,250

Inmet Mining Corp., 7.50%, 6/1/21(1)	250,000	260,625
Novelis, Inc., 8.375%, 12/15/17	1,000,000	1,107,500
Ryerson, Inc., / Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17(1)	100,000	102,375
Steel Dynamics, Inc., 7.625%, 3/15/20	400,000	444,000
United States Steel Corp., 7.375%, 4/1/20	500,000	536,250
Vulcan Materials Co., 6.50%, 12/1/16	500,000	553,750

		16,471,755

MULTI-UTILITIES — 3.0%
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(1)	600,000	640,500
Calpine Corp., 7.25%, 10/15/17(1)	1,013,000	1,083,910
Calpine Corp., 7.875%, 7/31/20(1)	450,000	507,375
Calpine Corp., 7.50%, 2/15/21(1)	975,000	1,082,250
EDP Finance BV, 6.00%, 2/2/18(1)	1,000,000	1,053,488
Energy Future Holdings Corp., 10.875%, 11/1/17	393,000	367,455
Energy Future Holdings Corp., 10.00%, 1/15/20	1,000,000	1,122,500
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	1,976,000	2,237,820
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.75%, 3/1/22(1)	500,000	557,500
GenOn Energy, Inc., 9.50%, 10/15/18	2,000,000	2,370,000
Ipalco Enterprises, Inc., 5.00%, 5/1/18	1,000,000	1,052,500
NRG Energy, Inc., 7.625%, 1/15/18	2,595,000	2,893,425
NRG Energy, Inc., 7.625%, 5/15/19	2,625,000	2,821,875
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.25%, 11/1/15	1,000,000	297,500
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(1)	1,000,000	787,500

		18,875,598

MULTILINE RETAIL — 0.3%
J.C. Penney Corp., Inc., 7.65%, 8/15/16	750,000	727,500
J.C. Penney Corp., Inc., 5.75%, 2/15/18	500,000	442,500
Macy's Retail Holdings, Inc., 6.375%, 3/15/37	450,000	542,135

		1,712,135

OFFICE ELECTRONICS — 0.2%
CDW LLC / CDW Finance Corp., 8.00%, 12/15/18	1,000,000	1,111,250

OIL, GAS AND CONSUMABLE FUELS — 8.1%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	1,000,000	925,000
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	1,200,000	1,323,000
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	750,000	806,250
Antero Resources Finance Corp., 7.25%, 8/1/19	1,000,000	1,095,000
Arch Coal, Inc., 8.75%, 8/1/16	500,000	522,500
Arch Coal, Inc., 7.00%, 6/15/19	500,000	467,500
Arch Coal, Inc., 7.25%, 10/1/20	600,000	559,500
Bill Barrett Corp., 9.875%, 7/15/16	2,000,000	2,180,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 5/1/19	100,000	109,000
Chesapeake Energy Corp., 7.625%, 7/15/13	500,000	517,500
Chesapeake Energy Corp., 9.50%, 2/15/15	950,000	1,078,250
Chesapeake Energy Corp., 6.625%, 8/15/20	2,150,000	2,316,625
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(1)	955,000	904,862
Concho Resources, Inc., 5.50%, 10/1/22	1,450,000	1,537,000

Consol Energy, Inc., 8.00%, 4/1/17	1,700,000	1,848,750
Continental Resources, Inc., 5.00%, 9/15/22	950,000	1,028,375
Denbury Resources, Inc., 8.25%, 2/15/20	1,096,000	1,238,480
Denbury Resources, Inc., 6.375%, 8/15/21	100,000	110,500
Encore Acquisition Co., 9.50%, 5/1/16	750,000	810,000
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	500,000	573,750
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	950,000	1,042,625
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20	1,000,000	1,132,500
EP Energy LLC / Everest Acquisition Finance, Inc., 7.75%, 9/1/22	250,000	266,250
Forest Oil Corp., 8.50%, 2/15/14	450,000	479,250
Forest Oil Corp., 7.50%, 9/15/20(1)	1,000,000	1,055,000
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 5/15/19	1,725,000	1,750,875
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	1,500,000	1,642,500
MEG Energy Corp., 6.50%, 3/15/21(1)	500,000	528,750
Newfield Exploration Co., 5.625%, 7/1/24	950,000	1,028,375
Peabody Energy Corp., 7.375%, 11/1/16	500,000	575,000
Peabody Energy Corp., 6.00%, 11/15/18	1,960,000	2,092,300
Peabody Energy Corp., 6.50%, 9/15/20	100,000	107,750
Plains Exploration & Production Co., 8.625%, 10/15/19	730,000	834,025
Plains Exploration & Production Co., 6.50%, 11/15/20	1,500,000	1,668,750
Plains Exploration & Production Co., 6.625%, 5/1/21	1,000,000	1,106,250
Plains Exploration & Production Co., 6.75%, 2/1/22	900,000	1,014,750
Quicksilver Resources, Inc., 8.25%, 8/1/15	500,000	465,000
Range Resources Corp., 5.75%, 6/1/21	1,000,000	1,075,000
Range Resources Corp., 5.00%, 8/15/22	250,000	262,500
Sabine Pass LNG LP, 7.50%, 11/30/16	2,250,000	2,491,875
Sabine Pass LNG LP, 6.50%, 11/1/20(1)	250,000	255,625
Samson Investment Co., 9.75%, 2/15/20(1)	1,200,000	1,275,000
SandRidge Energy, Inc., 7.50%, 3/15/21	2,500,000	2,687,500
SandRidge Energy, Inc., 7.50%, 2/15/23	100,000	107,500
SM Energy Co., 6.50%, 1/1/23	250,000	268,750
Stone Energy Corp., 8.625%, 2/1/17	750,000	809,063
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/1/18	1,044,000	1,130,130
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	350,000	380,625
Tesoro Corp., 4.25%, 10/1/17	1,000,000	1,040,000
Venoco, Inc., 8.875%, 2/15/19	1,450,000	1,366,625
WPX Energy, Inc., 5.25%, 1/15/17	1,000,000	1,065,000

		50,956,985

PAPER AND FOREST PRODUCTS — 0.4%
Resolute Forest Products, 10.25%, 10/15/18	294,000	338,100
Sappi Papier Holding GmbH, 7.75%, 7/15/17(1)	500,000	546,875
Sappi Papier Holding GmbH, 6.625%, 4/15/21(1)	1,500,000	1,488,750
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	500,000	195,000

		2,568,725

PERSONAL PRODUCTS — 0.3%
Elizabeth Arden, Inc., 7.375%, 3/15/21	1,500,000	1,683,750

PHARMACEUTICALS — 1.2%
Catalent Pharma Solutions, Inc., 7.875%, 10/15/18(1)	250,000	253,125
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	950,000	1,017,687
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	300,000	321,375
Mylan, Inc., 6.00%, 11/15/18(1)	1,000,000	1,104,779
Sky Growth Acquisition Corp., 7.375%, 10/15/20(1)	250,000	250,000

Valeant Pharmaceuticals International, 6.50%, 7/15/16(1)	650,000	686,563
Valeant Pharmaceuticals International, 6.875%, 12/1/18(1)	1,000,000	1,082,500
Valeant Pharmaceuticals International, 7.00%, 10/1/20(1)	500,000	546,250
Valeant Pharmaceuticals International, 6.375%, 10/15/20(1)	800,000	860,000
Valeant Pharmaceuticals International, 6.75%, 8/15/21(1)	250,000	269,375
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	1,200,000	1,284,000

		7,675,654

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.2%
Host Hotels & Resorts LP, 6.75%, 6/1/16	687,000	705,893
Host Hotels & Resorts LP, 5.875%, 6/15/19	600,000	657,000
iStar Financial, Inc., 5.95%, 10/15/13	750,000	769,687
iStar Financial, Inc., 9.00%, 6/1/17	100,000	109,500
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	1,500,000	1,635,000
Omega Healthcare Investors, Inc., 5.875%, 3/15/24	250,000	266,250
Reckson Operating Partnership LP, 7.75%, 3/15/20	750,000	933,147
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18	1,500,000	1,606,875
Weyerhaeuser Co., 7.375%, 3/15/32	750,000	945,693

		7,629,045

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
CB Richard Ellis Services, Inc., 11.625%, 6/15/17	800,000	884,000
CB Richard Ellis Services, Inc., 6.625%, 10/15/20	800,000	879,000
Realogy Corp., 11.50%, 4/15/17	750,000	815,625
Realogy Corp., 7.875%, 2/15/19(1)	500,000	547,500

		3,126,125

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	1,980,000	1,816,650
Freescale Semiconductor, Inc., 8.875%, 12/15/14	31,000	31,349
Freescale Semiconductor, Inc., 10.125%, 3/15/18(1)	413,000	458,430
Freescale Semiconductor, Inc., 9.25%, 4/15/18(1)	1,050,000	1,152,375
Freescale Semiconductor, Inc., 8.05%, 2/1/20	1,750,000	1,750,000
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 10.50%, 4/15/18	1,000,000	1,125,000
MEMC Electronic Materials, Inc., 7.75%, 4/1/19	1,000,000	845,000

		7,178,804

SOFTWARE — 0.4%
Infor US, Inc., 9.375%, 4/1/19	850,000	958,375
Nuance Communications, Inc., 5.375%, 8/15/20(1)	500,000	525,000
Sabre, Inc., 8.50%, 5/15/19(1)	750,000	801,563

		2,284,938

SPECIALTY RETAIL — 3.0%
Asbury Automotive Group, Inc., 7.625%, 3/15/17	250,000	258,750
Asbury Automotive Group, Inc., 8.375%, 11/15/20	500,000	557,500
Ashtead Capital Inc., 6.50%, 7/15/22(1)	250,000	272,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	800,000	896,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	1,200,000	1,332,000
Claire's Stores, Inc., 9.00%, 3/15/19(1)	100,000	107,750
HDTFS, Inc., 5.875%, 10/15/20(1)	450,000	472,500
Hertz Corp. (The), 6.75%, 4/15/19	500,000	548,125
Hertz Corp. (The), 7.375%, 1/15/21	1,550,000	1,712,750
Michaels Stores, Inc., 7.75%, 11/1/18	500,000	551,250

Party City Holdings, Inc., 8.875%, 8/1/20(1)	200,000	215,500
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,000,000	1,115,000
Petco Holdings, Inc., PIK, 8.50%, 10/15/17(1)	500,000	516,250
Rent-A-Center, Inc., 6.625%, 11/15/20	700,000	766,500
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	1,350,000	1,498,500
Sonic Automotive, Inc., 9.00%, 3/15/18	250,000	275,625
Sonic Automotive, Inc., 7.00%, 7/15/22(1)	800,000	880,000
Stewart Enterprises, Inc., 6.50%, 4/15/19	600,000	645,000
Toys "R" Us Delaware, Inc., 7.375%, 9/1/16(1)	200,000	205,500
Toys "R" Us Property Co. I LLC, 10.75%, 7/15/17	1,000,000	1,082,500
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	900,000	958,500
United Rentals (North America), Inc., 8.375%, 9/15/20	1,950,000	2,169,375
UR Financing Escrow Corp., 5.75%, 7/15/18(1)	1,000,000	1,082,500
UR Financing Escrow Corp., 7.375%, 5/15/20(1)	250,000	275,625
UR Financing Escrow Corp., 7.625%, 4/15/22(1)	250,000	280,625

		18,676,125

TEXTILES, APPAREL AND LUXURY GOODS — 2.0%
Burlington Coat Factory Warehouse Corp., 10.00%, 2/15/19	1,700,000	1,844,500
Fifth & Pacific Cos., Inc., 10.50%, 4/15/19(1)	100,000	111,250
Gymboree Corp., 9.125%, 12/1/18	1,950,000	1,745,250
Hanesbrands, Inc., 8.00%, 12/15/16	250,000	275,000
Hanesbrands, Inc., 6.375%, 12/15/20	1,500,000	1,657,500
Ltd. Brands, Inc., 6.90%, 7/15/17	1,000,000	1,152,500
Ltd. Brands, Inc., 7.00%, 5/1/20	500,000	577,500
Ltd. Brands, Inc., 6.625%, 4/1/21	750,000	862,500
Ltd. Brands, Inc., 5.625%, 2/15/22	1,500,000	1,638,750
Phillips-Van Heusen Corp., 7.375%, 5/15/20	200,000	225,250
Polymer Group, Inc., 7.75%, 2/1/19	1,360,000	1,465,400
PVH Corp., 4.50%, 12/15/22	500,000	507,500
Wolverine World Wide, Inc., 6.125%, 10/15/20(1)	250,000	263,750

		12,326,650

TRANSPORTATION INFRASTRUCTURE — 0.1%
CEVA Group plc, 8.375%, 12/1/17(1)	500,000	497,500
CEVA Group plc, 12.75%, 3/31/20(1)	500,000	370,000

		867,500

WIRELESS TELECOMMUNICATION SERVICES — 2.2%
Cricket Communications, Inc., 7.75%, 10/15/20	2,760,000	2,829,000
MetroPCS Wireless, Inc., 7.875%, 9/1/18	1,000,000	1,087,500
MetroPCS Wireless, Inc., 6.625%, 11/15/20	1,250,000	1,332,812
NII Capital Corp., 7.625%, 4/1/21	500,000	381,250
Sprint Nextel Corp., 6.00%, 12/1/16	3,230,000	3,528,775
Sprint Nextel Corp., 9.125%, 3/1/17	250,000	295,625
Sprint Nextel Corp., 9.00%, 11/15/18(1)	1,000,000	1,237,500
Sprint Nextel Corp., 7.00%, 3/1/20(1)	1,100,000	1,281,500
Sprint Nextel Corp., 6.00%, 11/15/22	1,000,000	1,032,500
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 6.49%, 2/2/16(1)	250,000	270,625
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(1)	700,000	810,250

		14,087,337

TOTAL CORPORATE BONDS (Cost $527,979,496)		561,838,142

EXCHANGE-TRADED FUNDS — 1.0%

iShares iBoxx $ High Yield Corporate Bond Fund	10,600	989,510
SPDR Barclays Capital High Yield Bond ETF	125,000	5,087,500

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,726,976)		6,077,010

COMMON STOCKS — 0.3%

BUILDING PRODUCTS†
Nortek, Inc.(2)	650	43,063

COMMERCIAL BANKS — 0.1%
CIT Group, Inc.(2)	9,111	352,049

HEALTH CARE PROVIDERS AND SERVICES — 0.1%
Express Scripts Holding Co.(2)	10,800	583,200

MEDIA — 0.1%
Charter Communications, Inc., Class A(2)	6,913	527,047

TOTAL COMMON STOCKS (Cost $2,016,409)		1,505,359

ASSET-BACKED SECURITIES(4) — 0.4%

UAL 2007-1 Pass Through Trust, Series 071A, 6.64%, 1/2/24	1,322,859	1,422,073
American Airlines Pass-Through Trust, 7.00%, 7/31/19(1)	894,747	926,063

TOTAL ASSET-BACKED SECURITIES (Cost $2,206,769)		2,348,136

PREFERRED STOCKS†

DIVERSIFIED FINANCIAL SERVICES†
Ally Financial, Inc., 7.00%(1) (Cost $164,281)	175	171,888

COMMERCIAL MORTGAGE-BACKED SECURITIES(4)†

Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A2B SEQ, 5.25%, 12/10/46 (Cost $100,272)	100,211	100,782

TEMPORARY CASH INVESTMENTS — 6.8%

BNP Paribas Finance, Inc., 0.06%, 1/2/13(5)	10,000,000	9,999,911
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 0.875%, 2/28/17 - 8/31/17, valued at $17,834,327), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $17,478,592)		17,478,475
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $8,923,548), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $8,739,311)		8,739,238
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $2,969,541), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $2,913,098)		2,913,079
SSgA U.S. Government Money Market Fund	3,799,060	3,799,060

TOTAL TEMPORARY CASH INVESTMENTS (Cost $42,929,836)		42,929,763

TOTAL INVESTMENT SECURITIES — 98.0% (Cost $581,124,039)	614,971,080

OTHER ASSETS AND LIABILITIES — 2.0%	12,748,711

TOTAL NET ASSETS — 100.0%	$627,719,791

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

1,198,056	CAD for AUD	Deutsche Bank	1/25/13	1,203,892	8,227
5,472,785	SEK for NOK	Deutsche Bank	1/25/13	841,125	35,023
1,405,900	AUD for USD	Westpac Group	1/25/13	1,457,577	17,921
2,185,600	CAD for USD	Barclays Bank plc	1/25/13	2,196,245	832
403,300	CHF for USD	UBS AG	1/25/13	441,123	5,109
10,400	EUR for USD	HSBC Holdings plc	1/25/13	13,730	419
2,600	GBP for USD	HSBC Holdings plc	1/25/13	4,223	99
70,119,800	JPY for USD	Deutsche Bank	1/25/13	809,491	(47,657)
2,670,494,203	KRW for USD	HSBC Holdings plc	1/25/13	2,499,384	93,750
21,693,900	NOK for USD	Deutsche Bank	1/25/13	3,900,248	89,353
20,500	NOK for USD	UBS AG	1/25/13	3,686	128
495,000	NZD for USD	Westpac Group	1/25/13	408,511	6,081

				13,779,235	209,285

(Value on Settlement Date $13,569,950)
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

1,155,700	AUD for CAD	Deutsche Bank	1/25/13	1,198,180	(2,515)
4,647,800	NOK for SEK	Deutsche Bank	1/25/13	835,607	(29,505)
2,000	AUD for USD	Westpac Group	1/25/13	2,074	(20)
47,700	CAD for USD	Westpac Group	1/25/13	47,932	(426)
5,900	CHF for USD	HSBC Holdings plc	1/25/13	6,453	(182)
1,484,544	EUR for USD	HSBC Holdings plc	1/25/13	1,959,892	(19,593)
664,100	GBP for USD	Barclays Bank plc	1/25/13	1,078,733	(15,742)
4,092,200	JPY for USD	HSBC Holdings plc	1/25/13	47,242	3,247
366,754,800	JPY for USD	UBS AG	1/25/13	4,233,962	364,902
1,306,307,504	KRW for USD	HSBC Holdings plc	1/25/13	1,222,607	(22,563)
1,362,624,698	KRW for USD	HSBC Holdings plc	1/25/13	1,275,315	(37,185)
4,100	NZD for USD	Westpac Group	1/25/13	3,384	(77)
10,195,886	SEK for USD	Deutsche Bank	1/25/13	1,567,030	(25,538)
385,900	SEK for USD	UBS AG	1/25/13	59,310	(2,270)

				13,537,721	212,533

(Value on Settlement Date $13,750,254)

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)

Bank of America N.A./CDX North America High Yield 14 Index(6)	5,760,000	Sell*	5.00	6/20/15	(91,412)	434,998	343,586
Barclays Bank plc/CDX North America High Yield 11 Index	1,660,000	Sell*	5.00	12/20/13	(73,938)	138,254	64,316

					(165,350)	573,252	407,902

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
ETF	-	Exchange-Traded Fund
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
OJSC	-	Open Joint Stock Company
PIK	-	Payment in Kind
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SPDR	-	Standard & Poor's Depositary Receipts
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $148,129,655, which represented 23.6% of total net assets. None of these securities were considered illiquid.

(2)	Non-income producing.
(3)	Security is in default.
(4)	Final maturity date indicated, unless otherwise noted.
(5)	The rate indicated is the yield to maturity at purchase.
(6)	Collateral has been received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of securities received was $1,072,443.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Corporate Bonds	—	561,838,142	—
Exchange-Traded Funds	6,077,010	—	—
Common Stocks	1,505,359	—	—
Asset-Backed Securities	—	2,348,136	—
Preferred Stocks	—	171,888	—
Commercial Mortgage-Backed Securities	—	100,782	—
Temporary Cash Investments	3,799,060	39,130,703	—

Total Value of Investment Securities	11,381,429	603,589,651	—

Other Financial Instruments
Swap Agreements	—	573,252	—
Forward Foreign Currency Exchange Contracts	—	421,818	—

Total Unrealized Gain (Loss) on Other Financial Instruments	—	995,070	—

3. Federal Tax Information

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$581,127,843
Gross tax appreciation of investments	$40,392,182
Gross tax depreciation of investments	(6,548,945)
Net tax appreciation (depreciation) of investments	$33,843,237

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Diversified Bond Fund

December 31, 2012

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

U.S. TREASURY SECURITIES — 36.2%

U.S. Treasury Bonds, 10.625%, 8/15/15	1,580,000	2,003,514
U.S. Treasury Bonds, 8.125%, 8/15/21	955,000	1,474,430
U.S. Treasury Bonds, 6.75%, 8/15/26	600,000	925,594
U.S. Treasury Bonds, 5.50%, 8/15/28	3,250,000	4,585,038
U.S. Treasury Bonds, 5.25%, 2/15/29	5,227,000	7,225,512
U.S. Treasury Bonds, 5.375%, 2/15/31	13,600,000	19,369,379
U.S. Treasury Bonds, 4.375%, 11/15/39	12,100,000	15,690,300
U.S. Treasury Bonds, 4.375%, 5/15/41	3,600,000	4,675,500
U.S. Treasury Bonds, 3.125%, 11/15/41	350,000	365,039
U.S. Treasury Bonds, 2.75%, 11/15/42	8,150,000	7,827,822
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	11,693,388	12,062,467
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15	17,926,500	19,051,101
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	28,537,200	31,123,384
U.S. Treasury Notes, 1.375%, 1/15/13	28,300,000	28,316,584
U.S. Treasury Notes, 3.50%, 5/31/13	10,000,000	10,140,630
U.S. Treasury Notes, 0.75%, 8/15/13	14,500,000	14,556,072
U.S. Treasury Notes, 0.50%, 10/15/13	23,000,000	23,062,905
U.S. Treasury Notes, 0.75%, 12/15/13	10,000,000	10,054,690
U.S. Treasury Notes, 0.50%, 10/15/14	25,000,000	25,116,225
U.S. Treasury Notes, 2.25%, 1/31/15	15,000,000	15,616,410
U.S. Treasury Notes, 0.375%, 11/15/15	39,000,000	39,039,624
U.S. Treasury Notes, 0.25%, 12/15/15	17,000,000	16,950,870
U.S. Treasury Notes, 2.125%, 12/31/15	3,993,000	4,202,321
U.S. Treasury Notes, 1.50%, 6/30/16	7,500,000	7,773,638
U.S. Treasury Notes, 1.50%, 7/31/16	9,200,000	9,538,532
U.S. Treasury Notes, 0.875%, 1/31/17	8,100,000	8,207,576
U.S. Treasury Notes, 0.75%, 6/30/17	13,000,000	13,075,153
U.S. Treasury Notes, 0.50%, 7/31/17	7,000,000	6,956,250
U.S. Treasury Notes, 4.75%, 8/15/17	1,092,000	1,296,324
U.S. Treasury Notes, 0.75%, 10/31/17	26,000,000	26,079,222
U.S. Treasury Notes, 1.875%, 10/31/17	5,100,000	5,386,079
U.S. Treasury Notes, 0.75%, 12/31/17	30,000,000	30,042,180
U.S. Treasury Notes, 2.75%, 2/28/18	6,000,000	6,607,968
U.S. Treasury Notes, 2.625%, 4/30/18	8,355,000	9,152,644
U.S. Treasury Notes, 1.375%, 9/30/18	2,200,000	2,260,328
U.S. Treasury Notes, 1.375%, 11/30/18	23,500,000	24,113,209
U.S. Treasury Notes, 1.00%, 11/30/19	20,000,000	19,790,620
U.S. Treasury Notes, 3.625%, 2/15/20	700,000	817,141
U.S. Treasury Notes, 2.625%, 8/15/20	650,000	713,070
U.S. Treasury Notes, 2.125%, 8/15/21	1,000,000	1,050,469
U.S. Treasury Notes, 2.00%, 2/15/22	3,400,000	3,512,890
U.S. Treasury Notes, 1.625%, 8/15/22	4,400,000	4,367,000
U.S. Treasury Notes, 1.625%, 11/15/22	9,800,000	9,682,096

TOTAL U.S. TREASURY SECURITIES (Cost $495,304,082)		503,857,800

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 27.4%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.4%
FHLMC, VRN, 2.58%, 1/15/13	741,298	773,728
FHLMC, VRN, 2.90%, 1/15/13	1,489,195	1,567,355
FHLMC, VRN, 3.27%, 1/15/13	1,215,864	1,277,439
FHLMC, VRN, 3.55%, 1/15/13	947,953	1,003,867
FHLMC, VRN, 3.73%, 1/15/13	882,634	934,849
FHLMC, VRN, 4.05%, 1/15/13	2,149,296	2,287,665
FHLMC, VRN, 6.16%, 1/15/13	1,665,442	1,809,022
FNMA, VRN, 2.73%, 1/25/13	2,711,917	2,842,901
FNMA, VRN, 3.07%, 1/25/13	803,007	843,102
FNMA, VRN, 3.35%, 1/25/13	755,584	797,516
FNMA, VRN, 3.35%, 1/25/13	1,154,367	1,218,504
FNMA, VRN, 3.87%, 1/25/13	1,447,421	1,537,421
FNMA, VRN, 3.91%, 1/25/13	2,231,353	2,368,768
FNMA, VRN, 5.95%, 1/25/13	551,091	601,887

		19,864,024

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 26.0%
FHLMC, 7.00%, 11/1/13	255	259
FHLMC, 7.00%, 6/1/14	632	661
FHLMC, 6.50%, 6/1/16	4,532	4,851
FHLMC, 6.50%, 6/1/16	2,309	2,501
FHLMC, 5.00%, 4/1/19	1,832,111	1,962,158
FHLMC, 7.00%, 9/1/27	751	895
FHLMC, 6.50%, 1/1/28	1,207	1,414
FHLMC, 7.00%, 2/1/28	207	246
FHLMC, 6.50%, 3/1/29	6,753	7,936
FHLMC, 6.50%, 6/1/29	5,866	6,684
FHLMC, 7.00%, 8/1/29	746	889
FHLMC, 7.50%, 8/1/29	2,813	3,052
FHLMC, 6.50%, 5/1/31	124	143
FHLMC, 6.50%, 5/1/31	3,194	3,705
FHLMC, 6.50%, 6/1/31	140	163
FHLMC, 6.50%, 6/1/31	91	106
FHLMC, 6.50%, 6/1/31	603	699
FHLMC, 5.50%, 12/1/33	108,955	122,179
FHLMC, 6.00%, 2/1/38	1,432,524	1,559,165
FHLMC, 5.50%, 4/1/38	845,043	913,015
FHLMC, 6.00%, 5/1/38	1,369,964	1,505,545
FHLMC, 6.00%, 8/1/38	79,443	86,789
FHLMC, 5.50%, 9/1/38	3,838,353	4,189,368
FHLMC, 4.00%, 4/1/41	7,611,978	8,454,485
FHLMC, 6.50%, 7/1/47	12,457	13,827
FNMA, 3.00%, 1/14/13(2)	13,000,000	13,625,625
FNMA, 3.50%, 1/14/13(2)	28,000,000	29,860,468
FNMA, 4.00%, 1/14/13(2)	13,000,000	13,938,437
FNMA, 5.00%, 1/14/13(2)	13,000,000	14,082,659
FNMA, 6.00%, 5/1/13	174	176
FNMA, 6.00%, 5/1/13	42	42

FNMA, 6.00%, 7/1/13	511	516
FNMA, 6.00%, 12/1/13	486	491
FNMA, 6.00%, 1/1/14	517	528
FNMA, 6.00%, 2/1/14	662	670
FNMA, 6.00%, 4/1/14	1,155	1,168
FNMA, 5.50%, 12/1/16	21,414	23,002
FNMA, 5.50%, 12/1/16	5,938	6,379
FNMA, 6.50%, 1/1/26	4,327	5,022
FNMA, 7.00%, 12/1/27	799	952
FNMA, 6.50%, 1/1/28	588	689
FNMA, 7.50%, 4/1/28	2,742	3,333
FNMA, 7.00%, 5/1/28	2,664	3,185
FNMA, 7.00%, 6/1/28	190	227
FNMA, 6.50%, 1/1/29	1,090	1,280
FNMA, 6.50%, 4/1/29	3,155	3,647
FNMA, 7.00%, 7/1/29	3,477	4,159
FNMA, 7.50%, 7/1/29	7,467	9,125
FNMA, 7.50%, 9/1/30	2,270	2,771
FNMA, 5.00%, 7/1/31	7,517,318	8,369,261
FNMA, 7.00%, 9/1/31	10,406	12,433
FNMA, 6.50%, 1/1/32	6,722	7,941
FNMA, 6.50%, 8/1/32	19,197	21,661
FNMA, 5.50%, 6/1/33	68,710	75,884
FNMA, 5.50%, 7/1/33	421,632	463,379
FNMA, 5.50%, 8/1/33	133,168	146,377
FNMA, 5.50%, 9/1/33	179,652	204,208
FNMA, 5.00%, 11/1/33	835,392	910,289
FNMA, 6.00%, 12/1/33	2,959,710	3,306,453
FNMA, 5.50%, 1/1/34	179,050	196,809
FNMA, 5.50%, 12/1/34	691,653	756,797
FNMA, 4.50%, 1/1/35	518,694	563,238
FNMA, 5.00%, 8/1/35	409,090	444,233
FNMA, 5.00%, 2/1/36	3,217,965	3,500,301
FNMA, 5.50%, 7/1/36	236,697	257,511
FNMA, 5.50%, 2/1/37	107,075	116,491
FNMA, 6.00%, 4/1/37	652,118	728,313
FNMA, 6.00%, 7/1/37	2,031,235	2,263,617
FNMA, 6.00%, 8/1/37	1,868,583	2,082,357
FNMA, 6.50%, 8/1/37	130,437	144,537
FNMA, 6.00%, 9/1/37	2,275,647	2,491,758
FNMA, 6.00%, 11/1/37	754,760	842,947
FNMA, 5.50%, 2/1/38	4,768,939	5,204,692
FNMA, 5.50%, 2/1/38	807,745	877,764
FNMA, 5.50%, 6/1/38	1,401,989	1,532,591
FNMA, 5.00%, 1/1/39	1,021,146	1,131,013
FNMA, 4.50%, 2/1/39	2,018,216	2,181,444
FNMA, 5.50%, 3/1/39	4,832,005	5,251,625
FNMA, 4.50%, 4/1/39	1,112,817	1,252,200
FNMA, 4.50%, 5/1/39	2,856,380	3,132,970
FNMA, 6.50%, 5/1/39	1,023,934	1,148,985
FNMA, 4.50%, 6/1/39	12,281,462	13,677,737
FNMA, 4.50%, 6/1/39	2,061,391	2,289,308
FNMA, 5.00%, 8/1/39	1,664,020	1,847,527

FNMA, 4.50%, 9/1/39	3,780,274	4,253,762
FNMA, 4.50%, 10/1/39	4,075,974	4,586,498
FNMA, 5.00%, 4/1/40	6,172,514	6,692,472
FNMA, 5.00%, 4/1/40	3,273,284	3,707,908
FNMA, 4.00%, 10/1/40	3,838,857	4,277,672
FNMA, 4.50%, 11/1/40	3,593,384	3,990,686
FNMA, 4.00%, 12/1/40	5,053,992	5,511,676
FNMA, 4.50%, 4/1/41	10,353,871	11,411,282
FNMA, 4.00%, 5/1/41	7,173,821	7,700,172
FNMA, 4.50%, 7/1/41	8,289,193	9,135,745
FNMA, 4.00%, 8/1/41	6,629,488	7,314,786
FNMA, 4.00%, 9/1/41	7,992,125	8,785,812
FNMA, 4.50%, 9/1/41	4,323,245	4,748,554
FNMA, 3.50%, 10/1/41	5,898,929	6,295,969
FNMA, 4.00%, 12/1/41	4,550,611	5,002,526
FNMA, 4.00%, 1/1/42	5,149,097	5,591,256
FNMA, 4.00%, 1/1/42	8,337,933	8,952,302
FNMA, 3.50%, 5/1/42	3,873,843	4,166,055
FNMA, 3.50%, 6/1/42	3,438,411	3,710,671
FNMA, 3.50%, 9/1/42	7,518,924	8,086,091
FNMA, 6.50%, 6/1/47	31,100	34,277
FNMA, 6.50%, 8/1/47	50,747	55,931
FNMA, 6.50%, 8/1/47	47,570	52,429
FNMA, 6.50%, 9/1/47	117,090	129,052
FNMA, 6.50%, 9/1/47	4,240	4,673
FNMA, 6.50%, 9/1/47	42,989	47,380
FNMA, 6.50%, 9/1/47	36,595	40,333
FNMA, 6.50%, 9/1/47	29,681	32,713
GNMA, 4.00%, 1/22/13(2)	12,000,000	13,164,376
GNMA, 7.00%, 11/15/22	2,238	2,591
GNMA, 7.00%, 4/20/26	653	798
GNMA, 7.50%, 8/15/26	1,355	1,626
GNMA, 8.00%, 8/15/26	692	838
GNMA, 7.50%, 5/15/27	1,073	1,287
GNMA, 8.00%, 6/15/27	1,465	1,545
GNMA, 7.50%, 11/15/27	233	241
GNMA, 7.00%, 2/15/28	524	627
GNMA, 7.50%, 2/15/28	469	484
GNMA, 6.50%, 3/15/28	1,574	1,850
GNMA, 7.00%, 4/15/28	269	322
GNMA, 6.50%, 5/15/28	4,249	4,917
GNMA, 7.00%, 12/15/28	851	1,019
GNMA, 7.00%, 5/15/31	6,344	7,624
GNMA, 6.00%, 7/15/33	1,881,392	2,125,265
GNMA, 4.50%, 8/15/33	2,494,319	2,746,975
GNMA, 5.00%, 3/20/36	377,730	416,110
GNMA, 5.00%, 4/20/36	830,938	914,327
GNMA, 5.00%, 5/20/36	1,213,655	1,335,451
GNMA, 5.50%, 1/15/39	1,861,732	2,115,472
GNMA, 6.00%, 1/20/39	176,504	197,039
GNMA, 6.00%, 2/20/39	979,320	1,093,257
GNMA, 4.50%, 6/15/39	6,606,479	7,345,861
GNMA, 5.50%, 9/15/39	315,038	347,441

GNMA, 5.00%, 10/15/39	3,352,859	3,725,483
GNMA, 4.50%, 1/15/40	4,533,037	5,004,949
GNMA, 5.00%, 8/20/40	6,356,938	7,036,559
GNMA, 4.00%, 11/20/40	9,007,338	9,886,322
GNMA, 4.00%, 12/15/40	2,900,498	3,203,856
GNMA, 4.00%, 2/15/41	3,692,668	4,054,644
GNMA, 4.50%, 6/15/41	1,812,871	2,021,429
GNMA, 4.50%, 7/20/41	4,455,482	4,902,279
GNMA, 3.50%, 6/20/42	969,533	1,055,035
GNMA, 3.50%, 7/20/42	6,344,209	6,903,698

		361,790,217

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $370,063,514)		381,654,241

CORPORATE BONDS — 25.5%

AEROSPACE AND DEFENSE — 0.5%
L-3 Communications Corp., 5.20%, 10/15/19	60,000	68,460
L-3 Communications Corp., 4.75%, 7/15/20	420,000	468,476
Lockheed Martin Corp., 7.65%, 5/1/16	220,000	266,559
Lockheed Martin Corp., 4.25%, 11/15/19	1,100,000	1,241,149
Northrop Grumman Corp., 3.70%, 8/1/14	170,000	177,916
Raytheon Co., 4.40%, 2/15/20	490,000	561,166
Raytheon Co., 2.50%, 12/15/22	900,000	888,634
United Technologies Corp., 6.125%, 2/1/19	410,000	511,247
United Technologies Corp., 3.10%, 6/1/22	330,000	349,780
United Technologies Corp., 5.70%, 4/15/40	830,000	1,068,212
United Technologies Corp., 4.50%, 6/1/42	1,000,000	1,112,291

		6,713,890

AUTOMOBILES — 0.6%
American Honda Finance Corp., 2.375%, 3/18/13(3)	430,000	431,733
American Honda Finance Corp., 2.50%, 9/21/15(3)	1,090,000	1,137,322
American Honda Finance Corp., 1.50%, 9/11/17(3)	330,000	330,162
Daimler Finance North America LLC, 1.30%, 7/31/15(3)	900,000	905,729
Daimler Finance North America LLC, 2.625%, 9/15/16(3)	950,000	987,653
Ford Motor Credit Co. LLC, 7.00%, 10/1/13	150,000	157,140
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	730,000	801,139
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	1,230,000	1,359,787
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	890,000	1,037,224
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)	290,000	290,487
Volkswagen International Finance NV, 1.625%, 3/22/15(3)	1,000,000	1,014,192

		8,452,568

BEVERAGES — 0.9%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	2,270,000	3,033,533
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	900,000	1,096,055
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	1,330,000	1,339,569
Brown-Forman Corp., 3.75%, 1/15/43	240,000	241,357
Coca-Cola Co. (The), 1.80%, 9/1/16	770,000	795,774
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	410,000	432,221
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	980,000	1,015,536
PepsiCo, Inc., 4.875%, 11/1/40	410,000	479,963
PepsiCo, Inc., 3.60%, 8/13/42	400,000	390,153

Pernod-Ricard SA, 2.95%, 1/15/17(3)	810,000	852,450
Pernod-Ricard SA, 4.45%, 1/15/22(3)	220,000	243,516
SABMiller Holdings, Inc., 2.45%, 1/15/17(3)	1,000,000	1,043,077
SABMiller Holdings, Inc., 3.75%, 1/15/22(3)	1,050,000	1,134,783
SABMiller plc, 5.50%, 8/15/13(3)	250,000	257,084
United Technologies Corp., 6.05%, 6/1/36	230,000	302,992

		12,658,063

BIOTECHNOLOGY — 0.3%
Amgen, Inc., 2.125%, 5/15/17	1,240,000	1,285,478
Amgen, Inc., 5.85%, 6/1/17	400,000	474,014
Amgen, Inc., 3.625%, 5/15/22	120,000	129,068
Amgen, Inc., 6.40%, 2/1/39	240,000	310,983
Celgene Corp., 3.25%, 8/15/22	480,000	489,747
Gilead Sciences, Inc., 4.40%, 12/1/21	1,070,000	1,220,741

		3,910,031

CAPITAL MARKETS — 0.4%
Ameriprise Financial, Inc., 5.30%, 3/15/20	350,000	414,574
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	1,830,000	2,199,391
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17	900,000	967,481
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	800,000	861,629
Jefferies Group, Inc., 5.125%, 4/13/18	510,000	538,050

		4,981,125

CHEMICALS — 0.6%
Ashland, Inc., 4.75%, 8/15/22(3)	400,000	418,000
CF Industries, Inc., 6.875%, 5/1/18	1,110,000	1,357,047
CF Industries, Inc., 7.125%, 5/1/20	350,000	440,776
Dow Chemical Co. (The), 5.90%, 2/15/15	540,000	596,008
Dow Chemical Co. (The), 2.50%, 2/15/16	890,000	925,729
Dow Chemical Co. (The), 4.25%, 11/15/20	480,000	534,920
Eastman Chemical Co., 2.40%, 6/1/17	810,000	837,522
Eastman Chemical Co., 3.60%, 8/15/22	950,000	995,827
Ecolab, Inc., 3.00%, 12/8/16	450,000	478,524
Ecolab, Inc., 4.35%, 12/8/21	1,680,000	1,876,728

		8,461,081

COMMERCIAL BANKS — 1.6%
Bank of America N.A., 5.30%, 3/15/17	1,500,000	1,688,157
Bank of Nova Scotia, 2.55%, 1/12/17	900,000	947,637
BB&T Corp., 5.70%, 4/30/14	250,000	266,537
BB&T Corp., 3.20%, 3/15/16	650,000	692,176
Capital One Financial Corp., 2.15%, 3/23/15	700,000	714,860
Capital One Financial Corp., 1.00%, 11/6/15	450,000	448,756
Capital One Financial Corp., 4.75%, 7/15/21	710,000	819,388
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22	480,000	491,976
Fifth Third Bancorp, 6.25%, 5/1/13	720,000	733,733
HSBC Bank plc, 3.50%, 6/28/15(3)	780,000	827,783
ING Bank NV, 2.00%, 9/25/15(3)	420,000	423,355
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	2,070,000	2,361,951
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14	690,000	735,601
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	1,600,000	1,673,538
Northern Trust Co. (The), 6.50%, 8/15/18	430,000	532,847
PNC Funding Corp., 3.625%, 2/8/15	420,000	444,814

PNC Funding Corp., 4.375%, 8/11/20	230,000	262,518
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	1,950,000	2,110,998
SunTrust Bank, 7.25%, 3/15/18	100,000	122,480
SunTrust Banks, Inc., 3.60%, 4/15/16	196,000	209,468
Toronto-Dominion Bank (The), 2.50%, 7/14/16	460,000	484,221
Toronto-Dominion Bank (The), 2.375%, 10/19/16	1,160,000	1,219,723
U.S. Bancorp., 3.44%, 2/1/16	450,000	474,112
U.S. Bancorp., MTN, 3.00%, 3/15/22	650,000	676,610
U.S. Bancorp., MTN, 2.95%, 7/15/22	290,000	293,230
Wachovia Bank N.A., 4.80%, 11/1/14	228,000	244,833
Wachovia Bank N.A., 5.85%, 2/1/37	380,000	471,868
Wells Fargo & Co., 1.50%, 7/1/15	300,000	305,356
Wells Fargo & Co., 3.68%, 6/15/16	560,000	605,754
Wells Fargo & Co., 2.10%, 5/8/17	500,000	517,301
Wells Fargo & Co., 5.625%, 12/11/17	190,000	226,783
Wells Fargo & Co., 4.60%, 4/1/21	380,000	437,427
Wells Fargo & Co., MTN, 3.50%, 3/8/22	390,000	416,355

		22,882,146

COMMERCIAL SERVICES AND SUPPLIES — 0.3%
Corrections Corp. of America, 7.75%, 6/1/17	550,000	587,125
Republic Services, Inc., 3.80%, 5/15/18	270,000	297,081
Republic Services, Inc., 5.50%, 9/15/19	393,000	465,701
Republic Services, Inc., 3.55%, 6/1/22	710,000	740,909
Waste Management, Inc., 2.60%, 9/1/16	860,000	901,445
Waste Management, Inc., 4.75%, 6/30/20	360,000	411,457
Waste Management, Inc., 6.125%, 11/30/39	280,000	354,790

		3,758,508

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39	300,000	390,784
Crown Castle International Corp., 5.25%, 1/15/23(3)	440,000	472,450

		863,234

COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 2.60%, 9/15/17	1,380,000	1,345,337

CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22	600,000	610,723

CONSUMER FINANCE — 0.4%
American Express Centurion Bank, 6.00%, 9/13/17	1,450,000	1,754,271
American Express Credit Corp., MTN, 2.75%, 9/15/15	330,000	346,165
American Express Credit Corp., MTN, 2.375%, 3/24/17	470,000	492,106
Capital One Bank USA N.A., 8.80%, 7/15/19	200,000	270,976
Credit Suisse (New York), 5.50%, 5/1/14	590,000	627,960
HSBC Finance Corp., 4.75%, 7/15/13	200,000	204,203
John Deere Capital Corp., MTN, 3.15%, 10/15/21	370,000	390,497
PNC Bank N.A., 6.00%, 12/7/17	860,000	1,035,935
SLM Corp., 6.25%, 1/25/16	370,000	404,225
SLM Corp., MTN, 5.00%, 10/1/13	640,000	658,400

		6,184,738

CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16	730,000	784,750

Ball Corp., 6.75%, 9/15/20	840,000	930,300

		1,715,050

DIVERSIFIED CONSUMER SERVICES — 0.1%
Catholic Health Initiatives, 1.60%, 11/1/17	225,000	227,671
Catholic Health Initiatives, 2.95%, 11/1/22	440,000	445,057

		672,728

DIVERSIFIED FINANCIAL SERVICES — 3.9%
Bank of America Corp., 4.50%, 4/1/15	1,410,000	1,503,666
Bank of America Corp., 3.75%, 7/12/16	960,000	1,026,748
Bank of America Corp., 6.50%, 8/1/16	1,050,000	1,213,166
Bank of America Corp., 5.75%, 12/1/17	1,790,000	2,087,958
Bank of America Corp., 5.625%, 7/1/20	1,100,000	1,305,087
Bank of America Corp., 5.70%, 1/24/22	900,000	1,083,161
Bank of America Corp., 5.875%, 2/7/42	490,000	611,886
Citigroup, Inc., 6.01%, 1/15/15	1,470,000	1,606,976
Citigroup, Inc., 4.75%, 5/19/15	210,000	226,501
Citigroup, Inc., 4.45%, 1/10/17	1,250,000	1,385,624
Citigroup, Inc., 5.50%, 2/15/17	400,000	443,693
Citigroup, Inc., 6.125%, 5/15/18	2,860,000	3,430,184
Citigroup, Inc., 4.50%, 1/14/22	1,400,000	1,563,275
Deutsche Bank AG (London), 3.875%, 8/18/14	490,000	514,552
General Electric Capital Corp., 3.75%, 11/14/14	1,500,000	1,582,402
General Electric Capital Corp., 2.25%, 11/9/15	710,000	733,673
General Electric Capital Corp., 5.625%, 9/15/17	250,000	295,142
General Electric Capital Corp., 2.10%, 12/11/19	200,000	200,707
General Electric Capital Corp., 4.375%, 9/16/20	3,670,000	4,098,865
General Electric Capital Corp., 5.30%, 2/11/21	610,000	708,600
General Electric Capital Corp., MTN, 4.65%, 10/17/21	2,880,000	3,288,833
General Electric Capital Corp., MTN, 5.875%, 1/14/38	350,000	422,547
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	840,000	902,786
Goldman Sachs Group, Inc. (The), 3.30%, 5/3/15	180,000	187,699
Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15	520,000	549,101
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	2,850,000	3,319,022
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	650,000	745,416
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	2,640,000	3,123,527
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41	360,000	442,078
HSBC Holdings plc, 5.10%, 4/5/21	700,000	827,242
HSBC Holdings plc, 6.80%, 6/1/38	230,000	294,378
JPMorgan Chase & Co., 6.00%, 1/15/18	2,550,000	3,055,132
JPMorgan Chase & Co., 4.25%, 10/15/20	1,440,000	1,602,641
JPMorgan Chase & Co., 4.625%, 5/10/21	360,000	410,778
Morgan Stanley, 6.00%, 4/28/15	1,000,000	1,089,732
Morgan Stanley, 4.75%, 3/22/17	1,830,000	1,997,763
Morgan Stanley, 6.625%, 4/1/18	750,000	884,610
Morgan Stanley, 5.625%, 9/23/19	1,160,000	1,312,756
Morgan Stanley, 5.75%, 1/25/21	800,000	914,287
Morgan Stanley, 4.875%, 11/1/22	240,000	248,708
Syngenta Finance NV, 3.125%, 3/28/22	510,000	536,777
UBS AG (Stamford Branch), 5.875%, 12/20/17	2,000,000	2,382,298

		54,159,977

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
AT&T, Inc., 5.10%, 9/15/14	100,000	107,464
AT&T, Inc., 3.875%, 8/15/21	1,780,000	1,985,440
AT&T, Inc., 2.625%, 12/1/22	890,000	892,316
AT&T, Inc., 6.55%, 2/15/39	1,430,000	1,880,780
AT&T, Inc., 5.55%, 8/15/41	400,000	480,497
British Telecommunications plc, 5.95%, 1/15/18	1,220,000	1,459,057
CenturyLink, Inc., 6.15%, 9/15/19	620,000	681,002
CenturyLink, Inc., 5.80%, 3/15/22	60,000	63,477
CenturyLink, Inc., Series P, 7.60%, 9/15/39	290,000	301,231
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)	1,540,000	1,580,319
France Telecom SA, 4.375%, 7/8/14	540,000	568,521
Telecom Italia Capital SA, 7.00%, 6/4/18	525,000	602,700
Telefonica Emisiones SAU, 5.88%, 7/15/19	400,000	438,000
Telefonica Emisiones SAU, 5.46%, 2/16/21	580,000	619,875
Verizon Communications, Inc., 6.10%, 4/15/18	395,000	486,070
Verizon Communications, Inc., 8.75%, 11/1/18	436,000	605,872
Verizon Communications, Inc., 3.50%, 11/1/21	500,000	547,468
Verizon Communications, Inc., 7.35%, 4/1/39	500,000	741,821
Verizon Communications, Inc., 4.75%, 11/1/41	400,000	454,160
Verizon Communications, Inc., 3.85%, 11/1/42	550,000	541,531
Virgin Media Finance plc, 4.875%, 2/15/22	560,000	575,400
Windstream Corp., 7.875%, 11/1/17	230,000	259,900

		15,872,901

ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 8.00%, 10/15/17	570,000	661,200

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	690,000	814,200
Jabil Circuit, Inc., 5.625%, 12/15/20	190,000	211,850
Jabil Circuit, Inc., 4.70%, 9/15/22	300,000	316,875

		1,342,925

ENERGY EQUIPMENT AND SERVICES — 0.3%
Ensco plc, 3.25%, 3/15/16	540,000	572,911
Ensco plc, 4.70%, 3/15/21	650,000	732,036
Noble Holding International Ltd., 3.95%, 3/15/22	230,000	242,237
Pride International, Inc., 6.875%, 8/15/20	100,000	126,557
Transocean, Inc., 2.50%, 10/15/17	1,040,000	1,051,744
Transocean, Inc., 6.50%, 11/15/20	300,000	363,590
Transocean, Inc., 6.375%, 12/15/21	230,000	279,738
Weatherford International Ltd., 9.625%, 3/1/19	600,000	783,202

		4,152,015

FOOD AND STAPLES RETAILING — 0.5%
CVS Caremark Corp., 2.75%, 12/1/22	1,600,000	1,607,445
Delhaize Group SA, 6.50%, 6/15/17	150,000	170,383
Kroger Co. (The), 6.40%, 8/15/17	530,000	640,168
Safeway, Inc., 4.75%, 12/1/21	660,000	680,537
Target Corp., 4.00%, 7/1/42	350,000	359,959
Wal-Mart Stores, Inc., 5.875%, 4/5/27	235,000	314,999
Wal-Mart Stores, Inc., 5.625%, 4/1/40	410,000	532,281
Wal-Mart Stores, Inc., 4.875%, 7/8/40	970,000	1,147,364

Wal-Mart Stores, Inc., 5.625%, 4/15/41	650,000	852,037
Walgreen Co., 1.80%, 9/15/17	430,000	432,727

		6,737,900

FOOD PRODUCTS — 0.4%
General Mills, Inc., 3.15%, 12/15/21	1,020,000	1,067,087
Kellogg Co., 4.45%, 5/30/16	320,000	354,185
Kraft Foods, Inc., 6.125%, 8/23/18(3)	414,000	507,624
Kraft Foods, Inc., 5.00%, 6/4/42(3)	730,000	821,680
Mead Johnson Nutrition Co., 3.50%, 11/1/14	395,000	413,014
Mead Johnson Nutrition Co., 5.90%, 11/1/39	270,000	327,659
Mondelez International, Inc., 6.125%, 2/1/18	146,000	177,784
Mondelez International, Inc., 6.50%, 2/9/40	1,020,000	1,371,420
Tyson Foods, Inc., 6.60%, 4/1/16	300,000	345,202
Tyson Foods, Inc., 4.50%, 6/15/22	240,000	260,728

		5,646,383

GAS UTILITIES — 1.1%
Access Midstream Partners LP / ACMP Finance Corp., 4.875%, 5/15/23	300,000	304,875
El Paso Corp., 7.25%, 6/1/18	710,000	823,896
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	660,000	807,387
Enbridge Energy Partners LP, 6.50%, 4/15/18	540,000	657,667
Enbridge Energy Partners LP, 5.20%, 3/15/20	220,000	248,311
Energy Transfer Partners LP, 5.20%, 2/1/22	340,000	388,149
Energy Transfer Partners LP, 6.50%, 2/1/42	420,000	514,665
Enterprise Products Operating LLC, 3.70%, 6/1/15	420,000	446,541
Enterprise Products Operating LLC, 6.30%, 9/15/17	520,000	629,454
Enterprise Products Operating LLC, 5.20%, 9/1/20	100,000	119,446
Enterprise Products Operating LLC, 5.95%, 2/1/41	930,000	1,123,763
Enterprise Products Operating LLC, 4.45%, 2/15/43	410,000	415,538
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	610,000	769,056
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	550,000	641,515
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	660,000	706,321
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	620,000	762,646
Magellan Midstream Partners LP, 6.55%, 7/15/19	640,000	791,655
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	400,000	431,252
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19	260,000	353,907
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	1,020,000	1,080,744
TransCanada PipeLines Ltd., 2.50%, 8/1/22	680,000	682,013
Williams Cos., Inc. (The), 3.70%, 1/15/23	630,000	636,035
Williams Partners LP, 4.125%, 11/15/20	1,050,000	1,141,019
Williams Partners LP, 3.35%, 8/15/22	400,000	407,083

		14,882,938

HEALTH CARE EQUIPMENT AND SUPPLIES†
Covidien International Finance SA, 3.20%, 6/15/22	340,000	356,265

HEALTH CARE PROVIDERS AND SERVICES — 0.6%
Aetna, Inc., 2.75%, 11/15/22	670,000	665,112
Express Scripts, Inc., 2.65%, 2/15/17(3)	1,640,000	1,705,728
Express Scripts, Inc., 7.25%, 6/15/19	1,490,000	1,910,690
HCA, Inc., 7.875%, 2/15/20	920,000	1,028,100
Mayo Clinic Rochester, 3.77%, 11/15/43	305,000	306,059
NYU Hospitals Center, 4.43%, 7/1/42	400,000	389,898
UnitedHealth Group, Inc., 3.95%, 10/15/42	300,000	299,050

Universal Health Services, Inc., 7.125%, 6/30/16	630,000	721,350
WellPoint, Inc., 3.125%, 5/15/22	630,000	637,147
WellPoint, Inc., 3.30%, 1/15/23	500,000	513,483
WellPoint, Inc., 5.80%, 8/15/40	210,000	246,673

		8,423,290

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Darden Restaurants, Inc., 3.35%, 11/1/22	430,000	416,458
Wyndham Worldwide Corp., 6.00%, 12/1/16	5,000	5,658
Wyndham Worldwide Corp., 2.95%, 3/1/17	600,000	613,940

		1,036,056

HOUSEHOLD DURABLES†
Toll Brothers Finance Corp., 6.75%, 11/1/19	465,000	554,674

HOUSEHOLD PRODUCTS — 0.1%
Clorox Co. (The), 3.05%, 9/15/22	380,000	392,149
Jarden Corp., 8.00%, 5/1/16	960,000	1,024,800

		1,416,949

INDUSTRIAL CONGLOMERATES — 0.2%
Bombardier, Inc., 5.75%, 3/15/22(3)	360,000	371,700
General Electric Co., 5.25%, 12/6/17	900,000	1,062,031
General Electric Co., 2.70%, 10/9/22	590,000	601,958
General Electric Co., 4.125%, 10/9/42	430,000	442,777

		2,478,466

INSURANCE — 1.2%
Allstate Corp. (The), 7.45%, 5/16/19	810,000	1,062,829
Allstate Corp. (The), 5.20%, 1/15/42	420,000	498,956
American International Group, Inc., 3.65%, 1/15/14	230,000	236,266
American International Group, Inc., 5.85%, 1/16/18	2,570,000	3,043,926
American International Group, Inc., 4.875%, 6/1/22	1,340,000	1,531,064
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	655,000	752,076
Berkshire Hathaway, Inc., 3.75%, 8/15/21	190,000	209,466
Berkshire Hathaway, Inc., 3.00%, 5/15/22	430,000	448,396
Genworth Financial, Inc., 7.20%, 2/15/21	230,000	248,784
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	430,000	481,575
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	470,000	560,379
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	550,000	635,143
ING U.S., Inc., 5.50%, 7/15/22(3)	340,000	369,274
International Lease Finance Corp., 4.875%, 4/1/15	200,000	207,766
International Lease Finance Corp., 5.75%, 5/15/16	320,000	338,826
Liberty Mutual Group, Inc., 4.95%, 5/1/22(3)	240,000	261,790
Liberty Mutual Group, Inc., 6.50%, 5/1/42(3)	330,000	371,573
Lincoln National Corp., 6.25%, 2/15/20	780,000	933,875
MetLife, Inc., 6.75%, 6/1/16	520,000	616,186
MetLife, Inc., 1.76%, 12/15/17	470,000	477,784
MetLife, Inc., 4.125%, 8/13/42	450,000	450,520
Principal Financial Group, Inc., 3.30%, 9/15/22	330,000	335,066
Prudential Financial, Inc., 7.375%, 6/15/19	660,000	838,603
Prudential Financial, Inc., 5.375%, 6/21/20	730,000	853,980
Prudential Financial, Inc., 5.625%, 5/12/41	290,000	330,874
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	170,000	193,795

		16,288,772

INTERNET SOFTWARE AND SERVICES†
IAC/InterActiveCorp, 4.75%, 12/15/22(3)	370,000	370,000

IT SERVICES — 0.2%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	550,000	592,625
International Business Machines Corp., 1.95%, 7/22/16	1,750,000	1,819,788

		2,412,413

LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	330,000	334,792
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	980,000	1,043,111

		1,377,903

MACHINERY — 0.2%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	1,090,000	1,115,815
Deere & Co., 5.375%, 10/16/29	480,000	614,894
Deere & Co., 3.90%, 6/9/42	410,000	419,477

		2,150,186

MEDIA — 2.0%
CBS Corp., 4.85%, 7/1/42	530,000	552,141
CC Holdings GS V LLC, 2.38%, 12/15/17(3)	830,000	834,717
CC Holdings GS V LLC, 3.85%, 4/15/23(3)	650,000	661,867
Comcast Corp., 5.90%, 3/15/16	1,000,000	1,149,513
Comcast Corp., 3.125%, 7/15/22	1,000,000	1,042,780
Comcast Corp., 6.50%, 11/15/35	660,000	847,481
Comcast Corp., 6.40%, 5/15/38	350,000	447,576
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	560,000	598,176
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	1,230,000	1,380,819
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.80%, 3/15/22	210,000	216,832
Discovery Communications LLC, 5.625%, 8/15/19	640,000	764,915
DISH DBS Corp., 7.00%, 10/1/13	200,000	208,500
DISH DBS Corp., 7.125%, 2/1/16	1,040,000	1,170,000
DISH DBS Corp., 4.625%, 7/15/17	500,000	523,750
DISH DBS Corp., 6.75%, 6/1/21	430,000	492,350
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	840,000	921,900
Lamar Media Corp., 9.75%, 4/1/14	420,000	462,000
NBCUniversal Media LLC, 5.15%, 4/30/20	670,000	794,799
NBCUniversal Media LLC, 4.375%, 4/1/21	1,800,000	2,023,573
NBCUniversal Media LLC, 2.875%, 1/15/23	600,000	603,128
News America, Inc., 3.00%, 9/15/22(3)	970,000	975,263
News America, Inc., 6.90%, 8/15/39	710,000	930,355
Omnicom Group, Inc., 3.625%, 5/1/22	240,000	250,230
Qwest Corp., 7.50%, 10/1/14	120,000	131,393
SBA Telecommunications, Inc., 8.25%, 8/15/19	260,000	291,850
Time Warner Cable, Inc., 6.75%, 7/1/18	1,290,000	1,612,744
Time Warner Cable, Inc., 4.50%, 9/15/42	850,000	829,762
Time Warner, Inc., 3.15%, 7/15/15	540,000	571,355
Time Warner, Inc., 4.875%, 3/15/20	920,000	1,075,340
Time Warner, Inc., 3.40%, 6/15/22	330,000	344,522
Time Warner, Inc., 7.70%, 5/1/32	440,000	615,622
Time Warner, Inc., 4.90%, 6/15/42	650,000	697,956
Viacom, Inc., 4.375%, 9/15/14	640,000	678,370
Viacom, Inc., 4.50%, 3/1/21	720,000	810,682
Viacom, Inc., 3.125%, 6/15/22	460,000	471,371

Virgin Media Secured Finance plc, 6.50%, 1/15/18	1,440,000	1,557,000
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	710,000	717,216

		28,257,848

METALS AND MINING — 0.5%
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	320,000	330,478
ArcelorMittal, 5.75%, 8/5/20	455,000	456,220
Barrick North America Finance LLC, 4.40%, 5/30/21	670,000	735,320
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	500,000	538,585
Newmont Mining Corp., 3.50%, 3/15/22	800,000	825,787
Newmont Mining Corp., 6.25%, 10/1/39	290,000	349,556
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	240,000	254,596
Teck Resources Ltd., 5.375%, 10/1/15	210,000	231,501
Teck Resources Ltd., 3.15%, 1/15/17	460,000	482,423
Teck Resources Ltd., 3.85%, 8/15/17	100,000	107,208
Vale Overseas Ltd., 5.625%, 9/15/19	1,205,000	1,375,034
Vale Overseas Ltd., 4.625%, 9/15/20	820,000	889,304
Xstrata Canada Financial Corp., 2.85%, 11/10/14(3)	1,000,000	1,026,863

		7,602,875

MULTI-UTILITIES — 1.3%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	300,000	285,816
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	455,000	514,268
CMS Energy Corp., 4.25%, 9/30/15	290,000	309,133
CMS Energy Corp., 8.75%, 6/15/19	890,000	1,161,519
Constellation Energy Group, Inc., 5.15%, 12/1/20	750,000	857,962
Consumers Energy Co., 2.85%, 5/15/22	230,000	237,947
Dominion Resources, Inc., 6.40%, 6/15/18	810,000	1,007,399
Dominion Resources, Inc., 2.75%, 9/15/22	540,000	545,273
Dominion Resources, Inc., 4.90%, 8/1/41	940,000	1,054,271
DPL, Inc., 6.50%, 10/15/16	830,000	881,875
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18	520,000	681,087
Duke Energy Corp., 3.95%, 9/15/14	260,000	273,908
Duke Energy Corp., 1.625%, 8/15/17	500,000	501,684
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,318,445
Edison International, 3.75%, 9/15/17	390,000	423,219
Exelon Generation Co. LLC, 5.20%, 10/1/19	330,000	374,339
FirstEnergy Solutions Corp., 6.05%, 8/15/21	360,000	412,337
Florida Power Corp., 6.35%, 9/15/37	263,000	353,444
Florida Power Corp., 3.85%, 11/15/42	760,000	737,886
Georgia Power Co., 4.30%, 3/15/42	410,000	430,474
Ipalco Enterprises, Inc., 5.00%, 5/1/18	210,000	221,025
Niagara Mohawk Power Corp., 4.88%, 8/15/19(3)	200,000	233,717
Nisource Finance Corp., 4.45%, 12/1/21	310,000	339,727
Nisource Finance Corp., 5.25%, 2/15/43	320,000	339,034
Northern States Power Co., 3.40%, 8/15/42	320,000	301,814
Pacific Gas & Electric Co., 5.80%, 3/1/37	521,000	645,095
Pacific Gas & Electric Co., 4.45%, 4/15/42	250,000	267,135
PacifiCorp, 6.00%, 1/15/39	570,000	756,933
Progress Energy, Inc., 3.15%, 4/1/22	320,000	324,229
Public Service Company of Colorado, 4.75%, 8/15/41	190,000	218,122
San Diego Gas & Electric Co., 3.00%, 8/15/21	390,000	413,260
Sempra Energy, 6.50%, 6/1/16	660,000	774,164
Sempra Energy, 9.80%, 2/15/19	130,000	182,116

Sempra Energy, 2.875%, 10/1/22	600,000	602,014
Southern California Edison Co., 5.625%, 2/1/36	179,000	226,716
Southern Power Co., 5.15%, 9/15/41	190,000	214,161
Xcel Energy, Inc., 4.80%, 9/15/41	190,000	213,415

		18,634,963

MULTILINE RETAIL†
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	166,000	195,170

OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13	190,000	193,275

OIL, GAS AND CONSUMABLE FUELS — 1.9%
Anadarko Petroleum Corp., 5.95%, 9/15/16	910,000	1,048,130
Anadarko Petroleum Corp., 6.45%, 9/15/36	380,000	476,433
Apache Corp., 2.625%, 1/15/23	1,060,000	1,059,032
Apache Corp., 4.75%, 4/15/43	320,000	348,699
BP Capital Markets plc, 3.20%, 3/11/16	560,000	597,674
BP Capital Markets plc, 2.25%, 11/1/16	810,000	843,237
BP Capital Markets plc, 4.50%, 10/1/20	360,000	415,189
Cenovus Energy, Inc., 4.50%, 9/15/14	560,000	594,360
ConocoPhillips, 5.75%, 2/1/19	710,000	873,750
ConocoPhillips Co., 2.40%, 12/15/22	610,000	608,651
ConocoPhillips Holding Co., 6.95%, 4/15/29	708,000	987,716
Devon Energy Corp., 1.875%, 5/15/17	330,000	336,646
Devon Energy Corp., 5.60%, 7/15/41	800,000	951,146
EOG Resources, Inc., 5.625%, 6/1/19	390,000	479,009
FMC Technologies, Inc., 2.00%, 10/1/17	360,000	363,600
Hess Corp., 6.00%, 1/15/40	450,000	549,452
Marathon Petroleum Corp., 3.50%, 3/1/16	670,000	713,586
Newfield Exploration Co., 6.875%, 2/1/20	585,000	628,875
Newfield Exploration Co., 5.625%, 7/1/24	360,000	389,700
Nexen, Inc., 6.20%, 7/30/19	500,000	614,408
Noble Energy, Inc., 4.15%, 12/15/21	1,070,000	1,182,173
Occidental Petroleum Corp., 2.70%, 2/15/23	730,000	745,580
Peabody Energy Corp., 7.375%, 11/1/16	270,000	310,500
Pemex Project Funding Master Trust, 6.625%, 6/15/35	230,000	293,250
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	760,000	868,239
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	1,660,000	1,875,428
Petroleos Mexicanos, 6.00%, 3/5/20	480,000	576,000
Petroleos Mexicanos, 4.875%, 1/24/22	670,000	757,770
Petroleos Mexicanos, 6.50%, 6/2/41	320,000	403,200
Petroleos Mexicanos, 5.50%, 6/27/44(3)	440,000	485,100
Phillips 66, 4.30%, 4/1/22(3)	680,000	760,490
Pioneer Natural Resources Co., 3.95%, 7/15/22	550,000	576,825
Shell International Finance BV, 2.375%, 8/21/22	830,000	834,670
Shell International Finance BV, 3.625%, 8/21/42	730,000	724,333
Statoil ASA, 2.45%, 1/17/23	1,060,000	1,058,548
Suncor Energy, Inc., 6.10%, 6/1/18	713,000	870,430
Suncor Energy, Inc., 6.85%, 6/1/39	210,000	290,372
Talisman Energy, Inc., 7.75%, 6/1/19	830,000	1,070,398
Tesoro Corp., 5.375%, 10/1/22	230,000	246,100

		26,808,699

PAPER AND FOREST PRODUCTS — 0.2%
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	1,720,000	2,047,641
International Paper Co., 4.75%, 2/15/22	310,000	351,059
International Paper Co., 6.00%, 11/15/41	350,000	414,813

		2,813,513

PERSONAL PRODUCTS†
Procter & Gamble Co. (The), 1.45%, 8/15/16	600,000	611,737

PHARMACEUTICALS — 0.8%
AbbVie, Inc., 1.20%, 11/6/15(3)	330,000	332,409
AbbVie, Inc., 1.75%, 11/6/17(3)	1,250,000	1,264,591
AbbVie, Inc., 4.40%, 11/6/42(3)	300,000	319,265
Bristol-Myers Squibb Co., 3.25%, 8/1/42	400,000	366,578
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	1,000,000	1,039,589
Merck & Co., Inc., 2.40%, 9/15/22	1,030,000	1,031,312
Merck & Co., Inc., 3.60%, 9/15/42	140,000	138,281
Mylan, Inc., 3.125%, 1/15/23(3)	610,000	605,307
Roche Holdings, Inc., 6.00%, 3/1/19(3)	1,225,000	1,525,762
Roche Holdings, Inc., 7.00%, 3/1/39(3)	670,000	1,010,393
Sanofi, 4.00%, 3/29/21	436,000	497,357
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	160,000	161,546
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	2,236,000	2,382,936
Watson Pharmaceuticals, Inc., 4.625%, 10/1/42	300,000	312,644

		10,987,970

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.1%
American Tower Corp., 4.625%, 4/1/15	860,000	914,576
American Tower Corp., 4.70%, 3/15/22	980,000	1,085,186
Boston Properties LP, 5.00%, 6/1/15	300,000	327,920
Boston Properties LP, 3.85%, 2/1/23	760,000	799,088
BRE Properties, Inc., 3.375%, 1/15/23	500,000	495,374
Developers Diversified Realty Corp., 4.75%, 4/15/18	1,520,000	1,685,925
Digital Realty Trust LP, 4.50%, 7/15/15	270,000	287,433
Essex Portfolio LP, 3.625%, 8/15/22(3)	540,000	539,549
HCP, Inc., 3.75%, 2/1/16	990,000	1,051,240
HCP, Inc., 2.625%, 2/1/20	750,000	747,600
Health Care REIT, Inc., 2.25%, 3/15/18	580,000	579,993
Health Care REIT, Inc., 3.75%, 3/15/23	1,090,000	1,093,033
Host Hotels & Resorts LP, 6.00%, 10/1/21	290,000	334,225
Reckson Operating Partnership LP, 6.00%, 3/31/16	500,000	548,493
Reckson Operating Partnership LP, 7.75%, 3/15/20	540,000	671,866
Simon Property Group LP, 5.10%, 6/15/15	200,000	220,416
Simon Property Group LP, 5.75%, 12/1/15	990,000	1,115,794
UDR, Inc., 4.25%, 6/1/18	450,000	490,831
Ventas Realty LP / Ventas Capital Corp., 2.00%, 2/15/18	460,000	460,679
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	790,000	833,356
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	640,000	688,372
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	320,000	350,207
WEA Finance LLC, 4.625%, 5/10/21(3)	460,000	515,465

		15,836,621

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
ProLogis LP, 6.625%, 12/1/19	590,000	703,451

ProLogis LP, 6.875%, 3/15/20	100,000	121,132

		824,583

ROAD AND RAIL — 0.4%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	764,000	828,071
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	200,000	227,261
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	400,000	451,574
CSX Corp., 5.75%, 3/15/13	263,000	265,724
CSX Corp., 4.25%, 6/1/21	400,000	450,050
CSX Corp., 4.75%, 5/30/42	750,000	808,380
Norfolk Southern Corp., 5.75%, 4/1/18	300,000	358,559
Norfolk Southern Corp., 3.25%, 12/1/21	606,000	634,696
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(3)	670,000	672,155
Union Pacific Corp., 4.75%, 9/15/41	790,000	887,005

		5,583,475

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Intel Corp., 1.35%, 12/15/17	760,000	760,397

SOFTWARE — 0.2%
Intuit, Inc., 5.75%, 3/15/17	1,000,000	1,154,285
Oracle Corp., 2.50%, 10/15/22	1,640,000	1,656,347

		2,810,632

SPECIALTY RETAIL — 0.2%
Home Depot, Inc. (The), 5.95%, 4/1/41	1,150,000	1,554,270
Lowe's Cos., Inc., 4.65%, 4/15/42	590,000	657,560

		2,211,830

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21	490,000	560,987
Hanesbrands, Inc., 6.375%, 12/15/20	450,000	497,250
Ltd. Brands, Inc., 6.90%, 7/15/17	450,000	518,625

		1,576,862

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Alltel Corp., 7.875%, 7/1/32	180,000	282,437
America Movil SAB de CV, 5.00%, 3/30/20	370,000	431,962
America Movil SAB de CV, 3.125%, 7/16/22	1,210,000	1,231,514
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	1,290,000	1,354,527
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	220,000	302,906
Vodafone Group plc, 5.00%, 12/16/13	720,000	750,933
Vodafone Group plc, 5.625%, 2/27/17	870,000	1,021,560
Vodafone Group plc, 2.50%, 9/26/22	320,000	319,033

		5,694,872

TOTAL CORPORATE BONDS (Cost $329,250,022)		354,935,757

COMMERCIAL MORTGAGE-BACKED SECURITIES(1) — 4.3%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39	248,489	250,989
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	1,500,000	1,550,199
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 1/1/13	600,000	666,276

Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 1/1/13	1,125,000	1,240,638
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36(3)	2,300,000	2,376,166
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4 SEQ, 4.72%, 2/11/41	500,000	515,510
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	960,000	1,002,077
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.22%, 1/1/13	740,000	753,131
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.22%, 1/1/13	1,611,000	1,776,303
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 1/1/13	3,100,000	3,256,381
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.39%, 1/15/13(3)	439,299	417,658
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 1/1/13	239,078	238,857
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	1,691,766	1,696,137
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 1/1/13	800,000	857,240
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 1/1/13	800,000	846,838
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 1/1/13	2,400,000	2,538,450
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	3,055,000	3,297,761
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	4,075,000	4,402,062
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(3)	2,000,000	2,171,686
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	2,500,000	2,596,109
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A3 SEQ, 3.97%, 3/15/29	1,069,931	1,088,189
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	4,400,000	4,559,944
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.53%, 1/11/13	1,150,000	1,223,048
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 1/11/13	500,000	534,767
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	2,381,954	2,437,389
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 SEQ, 4.74%, 7/15/30	1,475,000	1,599,000
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/11/13	3,225,000	3,514,850
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 1/11/13	1,775,000	1,956,116
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 SEQ, 2.86%, 11/15/45	1,900,000	1,974,397
Morgan Stanley Capital I, Series 2004-T13, Class A4 SEQ, 4.66%, 9/13/45	3,200,000	3,293,512
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	616,843	621,790

Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	2,750,000	2,934,462
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	253,337	257,163
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, VRN, 5.18%, 1/1/13	900,000	988,175

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $58,618,848)		59,433,270

COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 3.1%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 2.3%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	471,075	365,895
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 3.04%, 1/1/13	1,653,406	1,658,582
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	481,756	493,994
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	800,000	845,609
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.86%, 1/1/13	1,134,452	1,101,762
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	44,785	45,352
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	584,268	610,903
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.32%, 1/1/13	1,119,102	1,121,598
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	460,486	477,303
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	111,208	111,980
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	310,931	316,515
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.83%, 1/1/13	269,833	270,921
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35	272,947	275,963
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	242,488	245,035
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.03%, 1/1/13	1,022,261	915,791
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.63%, 1/1/13	2,000,000	2,079,253
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	242,506	256,395
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.00%, 1/1/13	1,039,611	1,104,935
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/1/13	1,329,815	1,367,651
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	416,820	442,222
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.89%, 1/1/13	354,374	365,501
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	43,693	43,639
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	381,125	400,557
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	959,328	1,024,690
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,275,826	1,324,458

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.33%, 1/1/13	783,944	793,398
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.66%, 1/1/13	4,671,014	4,742,438
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	385,357	388,487
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	982,481	993,652
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	2,123,050	2,208,015
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	2,967,160	3,060,328
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	702,566	683,791
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	663,857	687,267
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	988,824	996,951
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.06%, 1/1/13	630,759	646,054

		32,466,885

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
FHLMC, Series 2684, Class FP, VRN, 0.71%, 1/15/13	2,838,207	2,846,506
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	470,802	521,755
FHLMC, Series 3397, Class GF, VRN, 0.71%, 1/15/13	6,048,997	6,126,455
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	1,400	1,598
FNMA, Series 2006-43, Class FM, VRN, 0.51%, 1/25/13	883,453	886,423
FNMA, Series 2007-36, Class FB, VRN, 0.61%, 1/25/13	622,151	629,678

		11,012,415

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $42,060,503)		43,479,300

SOVEREIGN GOVERNMENTS AND AGENCIES — 2.6%

BRAZIL — 0.4%
Brazilian Government International Bond, 5.875%, 1/15/19	2,020,000	2,508,840
Brazilian Government International Bond, 4.875%, 1/22/21	1,800,000	2,178,000
Brazilian Government International Bond, 5.625%, 1/7/41	390,000	512,850

		5,199,690

CANADA — 0.1%
Hydro-Quebec, 8.40%, 1/15/22	29,000	41,639
Province of Ontario Canada, 5.45%, 4/27/16	550,000	635,352
Province of Ontario Canada, 1.60%, 9/21/16	720,000	743,499

		1,420,490

CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	620,000	675,800
Chile Government International Bond, 3.625%, 10/30/42	600,000	595,500

		1,271,300

COLOMBIA — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	1,170,000	1,350,180

ITALY†
Republic of Italy, 6.875%, 9/27/23		400,000	470,542

MEXICO — 0.3%
United Mexican States, 5.625%, 1/15/17		300,000	349,500
United Mexican States, 5.95%, 3/19/19		1,450,000	1,790,750
United Mexican States, 5.125%, 1/15/20		1,000,000	1,200,000
United Mexican States, 6.05%, 1/11/40		650,000	874,900
United Mexican States, MTN, 4.75%, 3/8/44		470,000	532,275

			4,747,425

PERU — 0.1%
Republic of Peru, 6.55%, 3/14/37		310,000	449,500
Republic of Peru, 5.625%, 11/18/50		650,000	845,975

			1,295,475

POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15		170,000	182,962
Poland Government International Bond, 5.125%, 4/21/21		450,000	534,825
Poland Government International Bond, 3.00%, 3/17/23		550,000	550,000

			1,267,787

SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16		750,000	809,354
Korea Development Bank, 3.25%, 3/9/16		540,000	568,110
Korea Development Bank, 4.00%, 9/9/16		710,000	769,636

			2,147,100

UNITED KINGDOM — 1.3%
Government of United Kingdom, 4.50%, 12/7/42	GBP	8,450,000	17,515,665

URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45		$340,000	341,190

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $34,426,139)			37,026,844

MUNICIPAL SECURITIES — 1.5%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47		195,000	225,851
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50		360,000	489,704
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40		380,000	524,552
California GO, (Building Bonds), 6.65%, 3/1/22		240,000	301,622
California GO, (Building Bonds), 7.55%, 4/1/39		300,000	432,270
California GO, (Building Bonds), 7.30%, 10/1/39		510,000	709,665
California GO, (Building Bonds), 7.60%, 11/1/40		95,000	139,475
Illinois GO, 5.88%, 3/1/19		940,000	1,080,163
Illinois GO, (Building Bonds), 7.35%, 7/1/35		115,000	140,026
Illinois GO, (Taxable Pension), 5.10%, 6/1/33		1,253,000	1,240,871
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35		155,000	178,569
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, (Taxable Issue 2), 2.61%, 3/15/14(4)		1,900,000	1,950,958
Kansas State Department of Transportation Highway Rev., Series 2010A, (Building Bonds), 4.60%, 9/1/35		230,000	260,700
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49		400,000	552,156
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36		530,000	686,631

Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	70,000	87,783
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	275,000	357,709
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	305,000	392,074
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	470,000	617,232
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	555,000	682,578
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	450,000	662,130
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	530,000	754,847
New York City Municipal Water Finance Authority Rev., (Building Bonds), 5.95%, 6/15/42	325,000	448,318
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	335,000	448,485
Ohio State University (The) Rev., (Building Bonds), 4.91%, 6/1/40	45,000	52,644
Ohio State University (The) Rev., Series 2011 A, 4.80%, 6/1/11	655,000	733,325
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	390,000	451,562
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	200,000	260,404
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	420,000	499,939
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	250,000	273,590
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	1,480,000	1,460,938
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	715,000	898,562
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	375,000	464,205
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	350,000	418,457
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	250,000	324,095
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	440,000	545,433
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	420,000	506,281
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	630,000	767,094

TOTAL MUNICIPAL SECURITIES (Cost $17,995,774)		21,020,898

U.S. GOVERNMENT AGENCY SECURITIES — 0.2%

FHLMC, 2.375%, 1/13/22	1,600,000	1,672,976
FNMA, 6.625%, 11/15/30	600,000	914,789

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,499,723)		2,587,765

ASSET-BACKED SECURITIES(1) — 0.1%

CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	827,324	840,329
CNH Equipment Trust, Series 2011-B, Class A2 SEQ, 0.71%, 12/15/14	624,455	624,959

TOTAL ASSET-BACKED SECURITIES (Cost $1,451,724)		1,465,288

TEMPORARY CASH INVESTMENTS — 4.6%

BNP Paribas Finance, Inc., 0.06%, 1/2/13(5)	58,518,000	58,517,479
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 0.875%, 2/28/17 - 8/31/17, valued at $524), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $514)		514
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $262), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $257)		257
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $87), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $86)		86
U.S. Treasury Bills, 0.15%, 8/22/13(5)	5,000,000	4,995,895

TOTAL TEMPORARY CASH INVESTMENTS (Cost $63,513,986)		63,514,231

TOTAL INVESTMENT SECURITIES — 105.5% (Cost $1,415,184,315)		1,468,975,394

OTHER ASSETS AND LIABILITIES(6) — (5.5)%		(76,161,699)

TOTAL NET ASSETS — 100.0%		$1,392,813,695

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

1,759,195	CAD for AUD	Deutsche Bank	1/25/13	1,767,763	12,080
6,585,875	SEK for NOK	Deutsche Bank	1/25/13	1,012,199	42,147
2,086,600	AUD for USD	Westpac Group	1/25/13	2,163,297	26,598
6,300	AUD for USD	Westpac Group	1/25/13	6,531	64
3,244,700	CAD for USD	Barclays Bank plc	1/25/13	3,260,503	1,235
331,300	CAD for USD	Westpac Group	1/25/13	332,914	2,956
36,900	CHF for USD	HSBC Holdings plc	1/25/13	40,361	1,139
598,600	CHF for USD	UBS AG	1/25/13	654,739	7,583
105,919,700	JPY for USD	Deutsche Bank	1/25/13	1,222,779	(71,988)
3,853,626,295	KRW for USD	HSBC Holdings plc	1/25/13	3,606,708	135,285
32,201,900	NOK for USD	Deutsche Bank	1/25/13	5,789,434	132,634
676,400	NOK for USD	UBS AG	1/25/13	121,607	4,219
734,600	NZD for USD	Westpac Group	1/25/13	606,247	9,024
50,200	NZD for USD	Westpac Group	1/25/13	41,429	940
386,500	SEK for USD	UBS AG	1/25/13	59,402	2,274

				20,685,913	306,190

(Value on Settlement Date $20,379,723)
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

1,697,000	AUD for CAD	Deutsche Bank	1/25/13	1,759,377	(3,693)
5,593,100	NOK for SEK	Deutsche Bank	1/25/13	1,005,558	(35,506)
152,900	EUR for USD	HSBC Holdings plc	1/25/13	201,858	(6,164)
2,204,558	EUR for USD	HSBC Holdings plc	1/25/13	2,910,454	(29,096)
6,238,003	GBP for USD	Barclays Bank plc	1/25/13	10,132,723	(147,864)
97,100	GBP for USD	HSBC Holdings plc	1/25/13	157,725	(3,688)
5,539,636	GBP for USD	UBS AG	1/25/13	8,998,328	(79,763)

48,855,500	JPY for USD	HSBC Holdings plc	1/25/13	564,007	38,768
544,255,400	JPY for USD	UBS AG	1/25/13	6,283,098	541,506
2,009,513,101	KRW for USD	HSBC Holdings plc	1/25/13	1,880,755	(34,709)
1,838,973,795	KRW for USD	HSBC Holdings plc	1/25/13	1,721,143	(50,184)
15,134,624	SEK for USD	Deutsche Bank	1/25/13	2,326,076	(37,909)

				37,941,102	151,698

(Value on Settlement Date $38,092,800)

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)

Bank of America, N.A./CDX North America Investment Grade 15 Index	7,500,000	Sell*	1.00	12/20/15	32,575	65,064	97,639

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments

AUD	-	Australian Dollar
BB-UBS	-	Barclays Bank PLC - UBS Real Estate Securities, Inc.
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note

NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHHMC	-	PHH Mortgage Corporation
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Final maturity date indicated, unless otherwise noted.
(2)	Forward commitment. Settlement date is indicated.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $35,905,528, which represented 2.6% of total net assets.

(4)	Escrowed to maturity in U.S. government securities or state and local government securities.
(5)	The rate indicated is the yield to maturity at purchase.
(6)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
U.S. Treasury Securities	—	503,857,800	—
U.S. Government Agency Mortgage-Backed Securities	—	381,654,241	—
Corporate Bonds	—	354,935,757	—
Commercial Mortgage-Backed Securities	—	59,433,270	—
Collateralized Mortgage Obligations	—	43,479,300	—
Sovereign Governments and Agencies	—	37,026,844	—
Municipal Securities	—	21,020,898	—
U.S. Government Agency Securities	—	2,587,765	—
Asset-Backed Securities	—	1,465,288	—
Temporary Cash Investments	—	63,514,231	—

Total Value of Investment Securities	—	1,468,975,394	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	457,888	—
Swap Agreements	—	65,064	—

Total Unrealized Gain (Loss) on Other Financial Instruments	—	522,952	—

3. Federal Tax Information

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,415,436,829
Gross tax appreciation of investments	$54,541,630
Gross tax depreciation of investments	(1,003,065)
Net tax appreciation (depreciation) of investments	$53,538,565

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Premium Money Market Fund

December 31, 2012

Premium Money Market - Schedule of Investments
DECEMBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUNICIPAL SECURITIES — 49.5%

ABAG Finance Authority for Nonprofit Corps. Rev., Series 2002 A, (Fine Arts Building), VRDN, 0.21%, 1/3/13 (LOC: FNMA)	1,485,000	1,485,000
Alabama Industrial Development Authority (Simcala, Inc.), VRDN, 0.30%, 1/3/13 (LOC: JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
Alameda County Industrial Development Authority Rev., (Malberg Engineering, Inc.), VRDN, 0.21%, 1/3/13 (LOC: Comerica Bank)	2,015,000	2,015,000
Alameda County Industrial Development Authority Rev., (White Brothers), VRDN, 0.21%, 1/3/13 (LOC: Comerica Bank)	2,235,000	2,235,000
Alameda County Industrial Development Authority Rev., Series 2004 A, (Bema Electronic Manufacturing), VRDN, 0.21%, 1/3/13 (LOC: Comerica Bank)	3,020,000	3,020,000
Alameda Public Financing Authority Rev., Series 2003-B, (Alameda Point), VRDN, 0.24%, 1/2/13 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)	1,450,000	1,450,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.16%, 1/2/13	2,100,000	2,100,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.16%, 1/2/13	3,900,000	3,900,000
Arlington County Industrial Development Authority Rev., (Gates Ballston Apartments), VRDN, 0.16%, 1/2/13 (LOC: PNC Bank N.A.)	3,400,000	3,400,000
Arlington County Industrial Development Authority Rev., Series 2005 B, (Woodbury), VRDN, 0.27%, 1/3/13 (LOC: FHLMC)	765,000	765,000
Baltimore Industrial Development Authority Rev., (Baltimore Cap Acquisition), VRDN, 0.22%, 1/2/13 (LOC: Bayerische Landesbank)	24,700,000	24,700,000
Bowie County Industrial Development Corp. Rev., (Texarkana Newspaper, Inc.), VRDN, 0.19%, 1/2/13 (LOC: JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.25%, 1/2/13	2,000,000	2,000,000
Brazos River Authority, Series 2001 I, (Texas Competitive Electric), VRDN, 0.40%, 1/2/13 (LOC: Citibank N.A.)	12,090,000	12,090,000
Brevard County Housing Finance Authority Rev., Series 2004 A, (Wickham Club Apartments), VRDN, 0.14%, 1/2/13 (LOC: FNMA)	4,235,000	4,235,000
California Infrastructure & Economic Development Bank (Bay Photo, Inc.), VRDN, 0.41%, 1/3/13 (LOC: Comerica Bank)	995,000	995,000
California Infrastructure & Economic Development Bank (iWorks, Inc.), VRDN, 0.27%, 1/3/13 (LOC: City National Bank and FHLB)	1,665,000	1,665,000
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (Bay Photo, Inc.), VRDN, 0.23%, 1/3/13 (LOC: Comerica Bank)	1,000,000	1,000,000
California Municipal Finance Authority Rev., (High Desert), VRDN, 0.41%, 1/3/13 (LOC: Union Bank N.A.)	400,000	400,000
California Pollution Control Financing Authority Rev., (Milk Time Dairy Farms), VRDN, 0.23%, 1/3/13 (LOC: Rabobank Nederland N.V.)	1,400,000	1,400,000
California Pollution Control Financing Authority Rev., (Ratto Group, Inc.), VRDN, 0.19%, 1/2/13 (LOC: Union Bank N.A.)	5,500,000	5,500,000
California State Enterprise Development Authority, Series 2008 B, (Pocino Foods), VRDN, 0.36%, 1/3/13 (LOC: City National Bank and FHLB)	605,000	605,000
California State Enterprise Development Authority, Series 2008 B, (Ramar International Corp.), VRDN, 0.41%, 1/3/13 (LOC: Bank of the West)	75,000	75,000
California State Enterprise Development Authority, Series 2008 B, (Sconza Candy), VRDN, 0.32%, 1/3/13 (LOC: Wells Fargo Bank N.A.)	2,820,000	2,820,000

California Statewide Communities Development Authority Rev., (Canyon Springs Apartments), VRDN, 0.17%, 1/3/13 (LOC: FNMA)	1,000,000	1,000,000
California Statewide Communities Development Authority Rev., (Encanto Homes), VRDN, 0.23%, 1/3/13 (LOC: FHLB)	1,200,000	1,200,000
Charles K Blandin Foundation Rev., Series 2004 B, VRDN, 0.19%, 1/2/13 (LOC: Wells Fargo Bank N.A.)	1,030,000	1,030,000
City of Brooklyn Rev., (Brookdale Corp.), VRDN, 0.14%, 1/2/13 (LOC: U.S. Bank N.A.)	2,475,000	2,475,000
City of Chicago (Greetings, Inc.), VRDN, 0.18%, 1/3/13 (LOC: JPMorgan Chase Bank N.A.)	2,155,000	2,155,000
City of Chicago Rev., (Uptown Preservation Apartments), VRDN, 0.21%, 1/3/13 (LOC: Bank of America N.A.)	1,985,000	1,985,000
City of Forsyth Rev., (PacifiCorp), VRDN, 0.16%, 1/2/13 (LOC: JPMorgan Chase Bank N.A.)	3,000,000	3,000,000
City of Gary (Chemcoaters LLC), VRDN, 0.41%, 1/3/13 (LOC: American Bank & Trust and FHLB)	6,500,000	6,500,000
City of Houston GO, Series 2012 B, (Public Improvement), 1.00%, 3/1/13	3,190,000	3,192,827
City of Hutchinson (Kroger Co.), VRDN, 0.20%, 1/3/13 (LOC: Bank of Nova Scotia)	1,000,000	1,000,000
City of Kansas City Rev., Series 2009 B, (Hotel Redevelopment), VRDN, 0.24%, 1/2/13 (LOC: JPMorgan Chase Bank N.A.)	1,690,000	1,690,000
City of Montebello COP, VRDN, 0.36%, 1/2/13 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)	5,820,000	5,820,000
City of New York GO, Series 1993 A-4, VRDN, 0.15%, 1/2/13 (LOC: Bayerische Landesbank)	3,500,000	3,500,000
City of New York GO, Series 1994 B, VRDN, 0.18%, 1/2/13 (LOC: Bayerische Landesbank)	1,000,000	1,000,000
City of New York GO, Series 2006 I-2, 5.40%, 4/1/13	5,135,000	5,196,911
City of North Vernon Rev., (Oak Meadows Apartments), VRDN, 0.30%, 1/2/13 (LOC: FHLB)	1,840,000	1,840,000
City of Plymouth (The Lake Apartments), VRDN, 0.16%, 1/3/13 (LOC: FHLMC)	5,715,000	5,715,000
City of Riverside Water Rev., Series 2011 A, VRN, 0.18%, 1/3/13	7,395,000	7,395,000
City of Salinas, COP, (Fairways Golf), VRDN, 0.32%, 1/3/13 (LOC: Rabobank N.A. and Cooperative Centrale)	4,635,000	4,635,000
City of Shawnee (Simmons Co.), VRDN, 0.30%, 1/2/13 (LOC: Wells Fargo Bank N.A.)	910,000	910,000
City of Wright City Rev., (Watlow Process Systems, Inc.), VRDN, 0.30%, 1/3/13 (LOC: Bank of America N.A.)	1,000,000	1,000,000
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.20%, 1/2/13 (LOC: Bank of America N.A.)	1,250,000	1,250,000
Collier County Industrial Development Authority Rev., (Allete Inc.), VRDN, 0.20%, 1/3/13 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Colorado Educational & Cultural Facilities Authority Rev., (Telluride Mountain School), VRDN, 0.25%, 1/3/13 (LOC: Wells Fargo Bank N.A.)	960,000	960,000
Colorado Housing & Finance Authority Economic Development, Series 2004 B, (Corey Building), VRDN, 0.36%, 1/3/13 (LOC: Wells Fargo Bank N.A.)	35,000	35,000
Colorado Housing & Finance Authority Economic Development, Series 2005 B, (Closet Factory), VRDN, 0.36%, 1/3/13 (LOC: Colorado Business Bank and FHLB)	745,000	745,000
County of Buchanan, Series 2009 A, (Lifeline Foods, LLC), VRDN, 0.16%, 1/3/13 (LOC: Wells Fargo Bank N.A.)	4,075,000	4,075,000
County of Escambia Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.13%, 1/2/13	17,300,000	17,300,000

County of Lake (Rosewood Apartment), VRDN, 0.18%, 1/3/13 (LOC: FHLMC)	1,140,000	1,140,000
County of Lake Rev., (Northpoint Association LLC), VRDN, 0.20%, 1/2/13 (LOC: Northern Trust Company)	1,200,000	1,200,000
County of Trimble Rev., Series 2008 A, VRDN, 0.13%, 1/2/13 (LOC: U.S. Bank N.A.)	1,840,000	1,840,000
County of Will (BASF Corp.), VRDN, 0.28%, 1/2/13	1,700,000	1,700,000
Harris County Health Facilities Development Corp., Series 2008 A2 (Methodist Hospital System), VRDN, 0.12%, 1/2/13	1,800,000	1,800,000
Idaho Housing & Finance Association Rev., (Traditions), VRDN, 0.22%, 1/2/13 (LOC: East West Bank and FHLMC)(SBBPA: FHLB)	1,100,000	1,100,000
Illinois Finance Authority Rev., (Murphy Machine Products, Inc.), VRDN, 0.30%, 1/3/13 (LOC: Bank of America N.A.)	2,140,000	2,140,000
Illinois Health Facilities Authority Rev., (Memorial Health System), VRDN, 0.15%, 1/2/13 (LOC: JPMorgan Chase Bank N.A.)	11,290,000	11,290,000
Iowa Higher Education Loan Authority (Cornell College), VRDN, 0.15%, 1/2/13 (LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Lake County Industrial Development Authority Rev., (Senninger Irrigation), VRDN, 0.20%, 1/2/13 (LOC: JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
Lansing Economic Development Corp. (Accident Fund), VRDN, 0.21%, 1/3/13 (LOC: FHLB)	6,565,000	6,565,000
Lee County Housing Finance Authority Rev., Series 2002 B, (University Club Apartment), VRDN, 0.23%, 1/3/13 (LOC: FNMA)	1,025,000	1,025,000
Long Island Power Authority Electric System Rev., Series 1998-2B, VRDN, 0.14%, 1/2/13 (LOC: Bayerische Landesbank)	26,250,000	26,250,000
Long Island Power Authority Electric System Rev., Series 1998-A1, VRDN, 0.25%, 1/2/13 (LOC: Bayerische Landesbank)	8,800,000	8,800,000
Maricopa County Industrial Development Authority Rev., Series 2003 A, (Sonora Vista Apartments), VRDN, 0.30%, 1/3/13 (LOC: Wells Fargo Bank N.A.)	1,270,000	1,270,000
Maryland Economic Development Corp. Rev., (Aviation Administration), 0.30%, 6/1/13	1,500,000	1,500,000
Massachusetts Bay Transportation Authority Rev., (General Transportation System), VRDN, 0.21%, 1/2/13 (SBBPA: Landesbank Baden-Wurttemberg)	2,025,000	2,025,000
Meadow Springs Country Club Rev., VRDN, 0.22%, 1/3/13 (LOC: U.S. Bank N.A.)	985,000	985,000
Michigan Strategic Fund Rev., Series 2007 B, VRDN, 0.26%, 1/3/13 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Mission Economic Development Corp. Rev., VRDN, 0.30%, 1/3/13 (LOC: Wells Fargo Bank N.A.)	1,640,000	1,640,000
Mississippi Business Finance Corp. (Aurora Flight Sciences Corp.), VRDN, 0.35%, 1/3/13 (LOC: Branch Banking & Trust)	11,180,000	11,180,000
Mississippi Business Finance Corp., Series 2006 R-1, (Brown Bottling Group, Inc.), VRDN, 0.30%, 1/3/13 (LOC: Trustmark National Bank and FHLB)	6,680,000	6,680,000
Missouri Development Finance Board Rev., Series 2000 B, (St. Louis Center), VRDN, 0.22%, 1/3/13 (LOC: U.S. Bank N.A.)	3,910,000	3,910,000
Mobile Industrial Development Board Solid Waste Disposal (Alabama Power-Barry Plant), VRDN, 0.15%, 1/2/13	3,000,000	3,000,000
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.20%, 1/2/13 (LOC: Bank of America N.A.)	1,000,000	1,000,000
Morgan Hill Redevelopment Agency, Tax Allocation, Series 2008 B, (Ojo de Agua Redevelopment Area), VRDN, 0.32%, 1/3/13 (LOC: Bank of Nova Scotia)	12,230,000	12,230,000
Moultrie-Colquitt Counties Development Authority (Kenda Properties LP), VRDN, 0.26%, 1/3/13 (LOC: Branch Banking & Trust)	2,430,000	2,430,000

Nassau County Industrial Development Agency Rev., (Seaview Realty Association), VRDN, 0.64%, 1/3/13 (LOC: Citibank N.A.)	1,425,000	1,425,000
Nevada Housing Division Rev., Series 1997 A, (Multi-Unit Housing), VRDN, 0.18%, 1/3/13 (LOC: U.S. Bank N.A. and FHLB)	2,000,000	2,000,000
Nevada Housing Division, Series 2002 B, (Multi-Unit Housing), VRDN, 0.30%, 1/3/13 (LOC: FNMA)	290,000	290,000
New Jersey Economic Development Authority Rev., Series 2008 C, (Cascade Corporation), VRDN, 1.25%, 1/2/13 (LOC: Bank of America N.A.)	890,000	890,000
New Jersey Economic Development Authority, Series 2006 B, (Accurate Box Co., Inc.), VRDN, 0.26%, 1/3/13 (LOC: Wells Fargo Bank N.A.)	170,000	170,000
New York City Housing Development Corp. Rev., Series 2006 B, (Rivereast Apartments), VRDN, 0.19%, 1/2/13 (LOC: FHLMC)	920,000	920,000
New York City Housing Development Corp. Rev., Series 2010 A, (Verde Apartments), VRDN, 0.25%, 1/3/13 (LOC: JPMorgan Chase Bank N.A.)	1,965,000	1,965,000
New York City Housing Development Corp., Series 2003 A, (Upper East Lease Associations), VRDN, 0.23%, 1/2/13 (LOC: Landesbank Baden-Wurttemberg)	18,600,000	18,600,000
New York City Transitional Finance Authority Rev., Series 2001 B, (Future Tax Secured Bonds), VRDN, 0.15%, 1/2/13 (SBBPA: Landesbank Baden-Wurttemberg)	1,500,000	1,500,000
New York City Transitional Finance Authority Rev., Series 2002 1D, (Future Tax Secured Bonds), VRDN, 0.13%, 1/2/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	2,000,000	2,000,000
New York City Transitional Finance Authority Rev., Series 2002 3E, (Future Tax Secured Bonds), VRDN, 0.15%, 1/2/13 (SBBPA: Landesbank Baden-Wurttemberg)	17,860,000	17,860,000
New York City Transitional Finance Authority Rev., Series 2003 D, (Future Tax Secured Bonds), 4.80%, 2/1/13	8,200,000	8,229,596
New York State Dormitory Authority Rev., Series 2011 D, 0.84%, 3/15/13	7,000,000	7,006,103
New York State Housing Finance Agency Rev., (West 37th Street), VRDN, 0.19%, 1/2/13 (LOC: FHLMC)	9,520,000	9,520,000
New York State Urban Development Corp. Rev., (Personal Income Tax), 0.50%, 3/15/13	2,000,000	2,000,396
Norfolk Redevelopment & Housing Authority Rev., (Old Dominion University), VRDN, 0.14%, 1/2/13 (LOC: Bank of America N.A.)	8,860,000	8,860,000
North Carolina Medical Care Commission Healthcare Facilities Rev., (Stanley Total Living Center), VRDN, 0.25%, 1/3/13 (LOC: Wells Fargo Bank N.A.)	805,000	805,000
Pennsylvania Economic Development Financing Authority Rev., Series 1991 A, VRDN, 0.20%, 1/3/13 (LOC: PNC Bank N.A.)	1,165,000	1,165,000
Pennsylvania Economic Development Financing Authority Rev., Series 1994 C, (Delancey Corp.), VRDN, 0.20%, 1/3/13 (LOC: PNC Bank N.A.)	1,100,000	1,100,000
Pennsylvania Economic Development Financing Authority Rev., Series 2007 A1, VRDN, 0.19%, 1/3/13 (LOC: PNC Bank N.A.)	1,000,000	1,000,000
Philadelphia Authority for Industrial Development Rev., (Girard Estate Aramark), VRDN, 0.20%, 1/3/13 (LOC: JPMorgan Chase Bank N.A.)	1,150,000	1,150,000
Phoenix Industrial Development Authority Rev., Series 2002 A, (Centertree), VRDN, 0.18%, 1/3/13 (LOC: East West Bank and FHLB)	7,110,000	7,110,000
Port of Corpus Christi Authority of Nueces County Rev., (Flint Hills Resources), VRDN, 0.17%, 1/2/13	5,000,000	5,000,000
Poughkeepsie Industrial Development Agency (Manor at Woodside), VRDN, 0.15%, 1/3/13 (LOC: Toronto Dominion Bank)	8,000,000	8,000,000
Putnam County Development Authority Rev., (Georgia Power Co.- Plant Branch), VRDN, 0.16%, 1/2/13	6,925,000	6,925,000

Putnam Hospital Center (Multi-Mode), VRDN, 0.18%, 1/2/13 (LOC: JPMorgan Chase Bank N.A.)	2,240,000	2,240,000
Rhode Island Housing & Mortgage Finance Corp. Multifamily Rev., (Fairfield University Heights), VRDN, 0.18%, 1/3/13 (LOC: FHLMC)	2,100,000	2,100,000
Riverside County Industrial Development Authority Rev., (Cryogenic), VRDN, 0.30%, 1/3/13 (LOC: Bank of America N.A.)	1,000,000	1,000,000
San Francisco City & County Multifamily Housing Rev., Series 2002 B, (Carter Terrace Apartments), VRDN, 0.22%, 1/3/13 (LOC: Citibank N.A.)	4,475,000	4,475,000
San Francisco City & County Redevelopment Agency Rev., Series 2002 D, (Derek Silva Community), VRDN, 0.22%, 1/3/13 (LOC: Citibank N.A.)	1,745,000	1,745,000
South Carolina Jobs-Economic Development Authority Rev., (Health Sciences Medical University), VRDN, 0.25%, 1/3/13 (LOC: Wells Fargo Bank N.A.)	3,600,000	3,600,000
South Carolina State Housing Finance & Development Authority Rev., (Rocky Creek Apartments), VRDN, 0.20%, 1/3/13 (LOC: Wells Fargo Bank N.A.)	7,135,000	7,135,000
South Dakota Housing Development Authority Rev., Series 2003 C-1, (Home Ownership Mortgage), VRDN, 0.23%, 1/3/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	1,000,000	1,000,000
St. Paul Port Authority Rev., (Public Radio), VRDN, 0.15%, 1/2/13 (LOC: JPMorgan Chase Bank N.A.)	765,000	765,000
St. Paul's Episcopal Church Rev., VRDN, 0.22%, 1/2/13 (LOC: JPMorgan Chase Bank N.A.)	5,500,000	5,500,000
State of Ohio Rev., Series 2012 B, 0.60%, 5/30/13	4,250,000	4,250,000
State of Ohio Rev., Series 2012 B, (Development Assistance), 0.60%, 5/30/13	1,935,000	1,935,000
State of Texas GO, (College Student Loan), VRDN, 0.32%, 1/3/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	5,565,000	5,565,000
State of Texas GO, (College Student Loan), VRDN, 0.32%, 1/3/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	4,975,000	4,975,000
State of Texas GO, Series 2002 A-2, (Veterans Housing Fund), VRDN, 0.18%, 1/2/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	5,045,000	5,045,000
State of Texas GO, Series 2002 A-2, (Veterans Housing Fund), VRDN, 0.18%, 1/2/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	4,300,000	4,300,000
State of Wisconsin Rev., Series 2003 A, 4.80%, 5/1/13 (AGM)(1)	9,975,000	10,120,399
University of California (Build America Bonds), VRN, 1.99%, 5/1/13	8,445,000	8,489,160
University of California, Series 2011 AA-2, 0.89%, 7/1/13	8,450,000	8,469,502
Washington Economic Development Finance Authority Rev., Series 2002 B, (B&H Dental Laboratory), VRDN, 0.19%, 1/3/13 (LOC: U.S. Bank N.A.)	1,410,000	1,410,000
Washington Economic Development Finance Authority, Series 1997 A, (Lyn-Tron Inc.), VRDN, 0.21%, 1/3/13 (LOC: U.S. Bank N.A.)	2,065,000	2,065,000
Washington Economic Development Finance Authority, Series 2006 G, (Wesmar Co., Inc.), VRDN, 0.41%, 1/3/13 (LOC: U.S. Bank N.A.)	1,360,000	1,360,000
Washington Economic Development Finance Authority, Series 2008 D, (Skagit Valley Publishing), VRDN, 0.30%, 1/3/13 (LOC: U.S. Bank N.A.)	2,820,000	2,820,000
Washington State Housing Finance Commission Rev., (Essex Wandering Creek LLC), VRDN, 0.18%, 1/2/13 (LOC: FHLMC)	1,000,000	1,000,000
Washington State Housing Finance Commission Rev., (Hamilton Place Apartments), VRDN, 0.20%, 1/3/13 (LOC: FNMA)	1,725,000	1,725,000
Washington State Housing Finance Commission Rev., (Traditions South), VRDN, 0.22%, 1/2/13 (LOC: East West Bank and FHLB)	1,000,000	1,000,000
Washington State Housing Finance Commission Rev., Series 2003 B, (Rosemont Apartments), VRDN, 0.27%, 1/3/13 (LOC: East West Bank and FHLB)	2,000,000	2,000,000
Washington State Housing Finance Commission Rev., Series 2004 B, (Renton Centre), VRDN, 0.27%, 1/3/13 (LOC: FNMA)	1,080,000	1,080,000

Washington State Housing Finance Commission Rev., Series 2004 B, (Silver Creek), VRDN, 0.22%, 1/3/13 (LOC: East West Bank and FHLB)	2,225,000	2,225,000
Washington State Housing Finance Commission Rev., Series 2005 A, (Vista Retirement), VRDN, 0.17%, 1/3/13 (LOC: East West Bank and FHLB)	5,000,000	5,000,000
Washington State Housing Finance Commission Rev., Series 2005 B, (Fairwinds), VRDN, 0.22%, 1/3/13 (LOC: East West Bank and FHLB)	3,700,000	3,700,000
West Memphis Public Facilities Board Rev., (Meadows 1998 Apartments LP), VRDN, 0.19%, 1/3/13 (LOC: FHLMC)	2,000,000	2,000,000
Wisconsin Health & Educational Facilities Authority Rev., (Meriter Hospital Inc.), VRDN, 0.15%, 1/2/13 (LOC: JPMorgan Chase Bank N.A.)	4,635,000	4,635,000
Wisconsin Health & Educational Facilities Authority Rev., (National Regency of New Berlin), VRDN, 0.15%, 1/2/13 (LOC: JPMorgan Chase Bank N.A.)	1,930,000	1,930,000

TOTAL MUNICIPAL SECURITIES		518,409,894

COMMERCIAL PAPER(2) — 30.0%

Catholic Health Initiatives, 0.22%, 2/5/13	4,000,000	3,999,144
Chariot Funding LLC, 0.21%, 3/4/13(3)	15,000,000	14,994,575
Charta LLC, 0.27%, 1/4/13(3)	19,000,000	18,999,573
Charta LLC, 0.28%, 1/22/13(3)	16,700,000	16,697,272
City of Chicago, 0.25%, 2/13/13 (LOC: Wells Fargo Bank N.A.)	17,500,000	17,494,774
CRC Funding LLC, 0.28%, 1/23/13(3)	8,500,000	8,498,546
CRC Funding LLC, 0.28%, 1/28/13(3)	9,500,000	9,498,005
CRC Funding LLC, 0.33%, 2/1/13(3)	9,500,000	9,497,300
Crown Point Capital Co. LLC, 0.23%, 1/3/13(3)	15,000,000	14,999,808
Govco LLC, 0.27%, 1/4/13(3)	8,000,000	7,999,820
Govco LLC, 0.33%, 1/15/13(3)	9,500,000	9,498,818
Govco LLC, 0.36%, 1/15/13(3)	20,000,000	19,997,278
Govco LLC, 0.35%, 2/1/13(3)	11,500,000	11,496,633
Jupiter Securitization Co. LLC, 0.20%, 1/8/13(3)	15,000,000	14,999,417
Legacy Capital LLC, 0.23%, 1/3/13(3)	15,000,000	14,999,808
Lexington Parker Capital, 0.23%, 1/3/13(3)	15,000,000	14,999,808
Liberty Street Funding LLC, 0.22%, 2/4/13 (LOC: Bank of Nova Scotia)(3)	10,000,000	9,997,922
Old Line Funding LLC, 0.23%, 1/10/13 (LOC: Royal Bank of Canada)(3)	5,056,000	5,055,709
Old Line Funding LLC, 0.15%, 1/14/13 (LOC: Royal Bank of Canada)(3)	1,750,000	1,749,855
Old Line Funding LLC, 0.15%, 1/15/13 (LOC: Royal Bank of Canada)(3)	5,000,000	4,999,553
Old Line Funding LLC, 0.22%, 2/19/13 (LOC: Royal Bank of Canada)(3)	11,000,000	10,996,706
Old Line Funding LLC, 0.22%, 3/18/13 (LOC: Royal Bank of Canada)(3)	12,000,000	11,994,427
San Diego County Water Authority, 0.23%, 1/8/13	7,500,000	7,500,000
San Diego County Water Authority, 0.20%, 1/11/13	7,500,000	7,500,000
Thunder Bay Funding LLC, 0.22%, 2/8/13 (LOC: Royal Bank of Canada)(3)	33,000,000	32,992,337
Toyota Motor Credit Corp., 0.27%, 3/25/13	12,000,000	11,992,530

TOTAL COMMERCIAL PAPER		313,449,618

CORPORATE BONDS — 17.7%

2880 Stevens Creek LLC, VRDN, 0.55%, 1/2/13 (LOC: Bank of the West)	4,530,000	4,530,000
Berkshire Hathaway Finance Corp., 4.60%, 5/15/13 (LOC: Berkshire Hathaway Inc.)	21,526,000	21,870,305
Berkshire Hathaway, Inc., 2.125%, 2/11/13	9,000,000	9,018,324
Castleton United Methodist Church, Inc., VRDN, 0.41%, 1/3/13 (LOC: US Bank N.A.)	3,000,000	3,000,000
Chipmatic/Ottawa Property Group, VRDN, 0.35%, 1/3/13 (LOC: Comerica Bank)	2,385,000	2,385,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.20%, 1/3/13 (LOC: FHLB)	8,171,000	8,171,000

D & I Properties LLC, VRDN, 0.24%, 1/2/13 (LOC: Wells Fargo Bank N.A.)	1,400,000	1,400,000
DCC Development Corp., VRDN, 0.21%, 1/3/13 (LOC: FHLB)	4,800,000	4,800,000
EMF LLC, VRDN, 0.34%, 1/2/13 (LOC: Comerica Bank)	4,600,000	4,600,000
Fairfield North Texas Associates LP, VRDN, 0.22%, 1/3/13 (LOC: FHLB)	4,800,000	4,800,000
First Baptist Church of Opelika, VRDN, 0.30%, 1/3/13 (LOC: FHLB)	5,370,000	5,370,000
Flatley Hospitality LLC, VRDN, 0.21%, 1/3/13 (LOC: FHLB)	595,000	595,000
General Electric Capital Corp., 2.80%, 1/8/13	4,000,000	4,001,922
General Electric Capital Corp., 4.80%, 5/1/13	4,088,000	4,148,180
General Electric Capital Corp., MTN, 5.45%, 1/15/13	2,000,000	2,003,918
General Electric Co., 5.00%, 2/1/13	3,551,000	3,564,777
GFRE Holdings LLC, VRDN, 0.21%, 1/3/13 (LOC: FHLB)	1,685,000	1,685,000
Grace Community Church of Amarillo, VRDN, 0.33%, 1/3/13 (LOC: Wells Fargo Bank N.A.)	1,670,000	1,670,000
Greenback San Juan Associates LP, VRDN, 0.21%, 1/3/13 (LOC: FHLB)	7,800,000	7,800,000
Hart Family Holdings LLC, VRDN, 0.18%, 1/3/13 (LOC: FHLB)	14,850,000	14,850,000
HHH Investment Co., VRDN, 0.55%, 1/2/13 (LOC: Bank of the West)	7,710,000	7,710,000
High Track LLC, VRDN, 0.21%, 1/2/13 (LOC: FHLB)	8,355,000	8,355,000
Labcon North America, VRDN, 0.52%, 1/2/13 (LOC: Bank of the West)	2,170,000	2,170,000
Lakeport Group LLC, VRDN, 0.33%, 1/2/13 (LOC: Union Bank N.A.)	4,035,000	4,035,000
Manse on Marsh LP, VRDN, 0.36%, 1/3/13 (LOC: FHLB)	11,055,000	11,055,000
Melair Associates LLC, VRDN, 0.45%, 1/3/13 (LOC: FHLB)	1,375,000	1,375,000
Ness Family Partners LP, VRDN, 0.52%, 1/2/13 (LOC: Bank of the West)	1,495,000	1,495,000
Norlan Partners LP, VRDN, 0.45%, 1/3/13 (LOC: FHLB)(3)	2,410,000	2,410,000
Provence LLC, VRDN, 0.45%, 1/3/13 (LOC: FHLB)(3)	3,500,000	3,500,000
Relay Relay LLC, VRDN, 0.96%, 1/3/13 (LOC: FHLB)	6,825,000	6,825,000
Renaissance Anaheim Associates LP, VRDN, 0.21%, 1/3/13 (LOC: FHLB)	8,600,000	8,600,000
RMD Note Issue LLC, VRDN, 0.21%, 1/2/13 (LOC: FHLB)	165,000	165,000
Salvation Army (The), VRDN, 0.18%, 1/3/13 (LOC: Bank of New York Mellon)	2,000,000	2,000,000
Salvation Army (The), VRDN, 0.18%, 1/3/13 (LOC: Bank of New York Mellon)	7,500,000	7,500,000
Shell International Finance BV, 1.875%, 3/25/13	7,834,000	7,861,658

TOTAL CORPORATE BONDS		185,320,084

U.S. GOVERNMENT AGENCY SECURITIES — 2.2%

Federal Home Loan Bank, VRN, 0.30%, 1/2/13	15,000,000	15,000,000
Federal Home Loan Bank, VRN, 0.34%, 1/2/13	8,000,000	8,000,000

TOTAL U.S. GOVERNMENT AGENCY SECURITIES		23,000,000

TOTAL INVESTMENT SECURITIES — 99.4%		1,040,179,596

OTHER ASSETS AND LIABILITIES — 0.6%		6,761,874

TOTAL NET ASSETS — 100.0%		$1,046,941,470

Notes to Schedule of Investments

ABAG	-	Association of Bay Area Governments
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SBBPA	-	Standby Bond Purchase Agreement

VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.
(2)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(3)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $270,873,170, which represented 25.9% of total net assets. None of these securities were considered illiquid.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value per share. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Municipal Securities	—	518,409,894	—
Commercial Paper	—	313,449,618	—
Corporate Bonds	—	185,320,084	—
U.S. Government Agency Securities	—	23,000,000	—

Total Value of Investment Securities	—	1,040,179,596	—

3. Federal Tax Information

As of December 31, 2012, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$1,040,179,596

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Prime Money Market Fund

December 31, 2012

Prime Money Market - Schedule of Investments
DECEMBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMERCIAL PAPER(1) — 44.6%

Bank of Montreal, 0.22%, 3/5/13	10,000,000	10,000,000
Bank of Nova Scotia, 0.20%, 2/12/13	50,000,000	50,000,000
Barclays Bank plc, 0.20%, 1/3/13(2)	10,000,000	9,999,889
Barclays Bank plc, 0.20%, 1/3/13(2)	38,000,000	37,999,578
BNP Paribas Finance, Inc., 0.04%, 1/2/13 (LOC: BNP Paribas)	3,000,000	2,999,997
BNP Paribas Finance, Inc., 0.14%, 1/2/13 (LOC: BNP Paribas)	15,000,000	14,999,942
BP Capital Markets PLC, 0.18%, 1/3/13(2)	3,890,000	3,889,962
Chariot Funding LLC, 0.20%, 2/4/13(2)	36,000,000	35,993,200
Chariot Funding LLC, 0.21%, 2/14/13(2)	7,000,000	6,998,203
Chariot Funding LLC, 0.21%, 2/21/13(2)	50,000,000	49,985,125
Charta LLC, 0.27%, 1/4/13(2)	7,800,000	7,799,824
Charta LLC, 0.25%, 1/28/13(2)	8,000,000	7,998,500
Charta LLC, 0.28%, 2/14/13(2)	25,000,000	24,991,444
Charta LLC, 0.30%, 2/15/13(2)	15,000,000	14,994,375
Charta LLC, 0.31%, 2/19/13(2)	8,500,000	8,496,413
City of Chicago, 0.25%, 2/13/13 (LOC: Wells Fargo Bank N.A.)	5,397,000	5,395,388
County of Oakland-Alameda, 0.24%, 1/30/13 (LOC: Bank of New York Mellon)	30,000,000	30,000,000
CRC Funding LLC, 0.32%, 1/14/13(2)	30,000,000	29,996,533
CRC Funding LLC, 0.30%, 2/14/13(2)	42,500,000	42,484,417
Crown Point Capital Co. LLC, 0.23%, 1/4/13(2)	10,000,000	9,999,808
Govco LLC, 0.27%, 1/4/13(2)	25,000,000	24,999,437
Govco LLC, 0.31%, 1/15/13(2)	4,000,000	3,999,518
Govco LLC, 0.36%, 1/15/13(2)	30,000,000	29,995,917
Govco LLC, 0.28%, 1/29/13(2)	52,000,000	51,988,676
Jupiter Securitization Co. LLC, 0.20%, 2/8/13(2)	28,000,000	27,994,089
Jupiter Securitization Co. LLC, 0.21%, 3/6/13(2)	50,000,000	49,981,333
Legacy Capital LLC, 0.23%, 1/3/13(2)	35,000,000	34,999,553
Lexington Parker Capital, 0.23%, 1/3/13(2)	35,000,000	34,999,553
Liberty Street Funding LLC, 0.22%, 2/4/13 (LOC: Bank of Nova Scotia)(2)	13,000,000	12,997,299
Liberty Street Funding LLC, 0.21%, 2/21/13 (LOC: Bank of Nova Scotia)(2)	13,000,000	12,996,133
Nestle Finance International Ltd., 0.31%, 1/15/13 (LOC: Nestle S.A.)	30,000,000	29,996,383
Nestle Finance International Ltd., 0.24%, 4/24/13 (LOC: Nestle S.A.)	45,000,000	44,966,100
Old Line Funding LLC, 0.22%, 1/23/13 (LOC: Royal Bank of Canada)(2)	7,737,000	7,735,960
Old Line Funding LLC, 0.23%, 2/1/13 (LOC: Royal Bank of Canada)(2)	50,000,000	49,990,097
Old Line Funding LLC, 0.22%, 2/19/13 (LOC: Royal Bank of Canada)(2)	10,000,000	9,997,006
Providence Health & Services, 0.23%, 1/7/13	30,000,000	30,000,000
Salvation Army (The), 0.22%, 2/11/13	10,000,000	9,997,494
San Diego County Water Authority, 0.20%, 1/11/13	17,500,000	17,500,000
Thunder Bay Funding LLC, 0.16%, 1/9/13 (LOC: Royal Bank of Canada)(2)	20,000,000	19,998,933
Toronto-Dominion Bank, 0.22%, 2/19/13	30,000,000	30,000,000
Toronto-Dominion Bank, 0.21%, 3/5/13	25,000,000	25,000,218
Toronto-Dominion Holdings, 0.21%, 2/15/13(2)	21,000,000	20,994,487
Toyota Motor Credit Corp., 0.29%, 4/25/13	25,000,000	24,977,042
University of California, 0.19%, 2/20/13	10,000,000	9,997,361

TOTAL COMMERCIAL PAPER		1,021,125,187

MUNICIPAL SECURITIES — 31.4%

ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.17%, 1/2/13 (LOC: Bank of America N.A.)	2,950,000	2,950,000

ABAG Finance Authority for Nonprofit Corps. Series 2001 B (Public Policy Institute), VRDN, 0.38%, 1/3/13 (LOC: Wells Fargo Bank N.A.)	2,435,000	2,435,000
Alameda County Industrial Development Authority (Autumn Press Inc.), VRDN, 0.18%, 1/3/13 (LOC: Wells Fargo Bank N.A.)	1,702,000	1,702,000
Alameda County Industrial Development Authority (Segale Bros. Wood Products), VRDN, 0.48%, 1/3/13 (LOC: Bank of the West)	1,700,000	1,700,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.16%, 1/2/13	2,200,000	2,200,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.16%, 1/2/13	7,200,000	7,200,000
Brazos River Authority, Series 2001 I, (Texas Competitive Electric), VRDN, 0.40%, 1/2/13 (LOC: Citibank N.A.)	11,000,000	11,000,000
California Pollution Control Financing Authority Rev., (Alameda County Industries), VRDN, 0.38%, 1/2/13 (LOC: Bank of the West)	2,570,000	2,570,000
City of Alliance (Alliance Obligated Group), VRDN, 0.13%, 1/2/13 (Radian)(LOC: JPMorgan Chase Bank N.A.)	2,325,000	2,325,000
City of Chicago (Lufthansa German), VRDN, 0.19%, 1/2/13 (LOC: Bayerische Landesbank)	4,870,000	4,870,000
City of El Monte COP, Series 2003 B (Community Improvement), VRDN, 0.36%, 1/3/13 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)	1,465,000	1,465,000
City of Indianapolis (Nora Pines Apartments), VRDN, 0.15%, 1/3/13 (LOC: FNMA)	9,275,000	9,275,000
City of Kansas City Rev., Series 2009 B, (Hotel Redevelopment), VRDN, 0.24%, 1/2/13 (LOC: JPMorgan Chase Bank N.A.)	3,675,000	3,675,000
City of Kansas City Rev., Series 2009 D, (Chouteau I-35), VRDN, 0.24%, 1/2/13 (LOC: JPMorgan Chase Bank N.A.)	4,315,000	4,315,000
City of New York GO, Series 2011 J1, 0.87%, 6/1/13	4,500,000	4,508,695
City of Oakdale Rev., (Housing Cottage Homesteads), VRDN, 0.18%, 1/3/13 (LOC: FHLMC)	2,900,000	2,900,000
City of Portland GO, (Pension Buildings), VRDN, 0.27%, 1/2/13 (SBBPA: JPMorgan Chase Bank N.A.)	29,000,000	29,000,000
City of Riverside Water Rev., Series 2011 A, VRN, 0.18%, 1/3/13	8,875,000	8,875,000
Connecticut Housing Finance Authority, Series 2008 A5, (Housing Mortgage Finance), VRDN, 0.17%, 1/3/13 (SBBPA: FHLB)	18,870,000	18,870,000
County of Buchanan, Series 2009 A, (Lifeline Foods, LLC), VRDN, 0.16%, 1/3/13 (LOC: Wells Fargo Bank N.A.)	6,450,000	6,450,000
County of Escambia Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.13%, 1/2/13	19,700,000	19,700,000
Harris County Cultural Education Facilities Finance Corp. Rev, Series 2008 C1, (Methodist Hospital System), VRDN, 0.12%, 1/2/13	18,900,000	18,900,000
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C2, (Methodist Hospital System), VRDN, 0.12%, 1/2/13	3,800,000	3,800,000
Harrisonburg Redevelopment & Housing Authority Multi-Family (Stoney Ridge/Dale Forest), VRDN, 0.13%, 1/3/13 (LOC: FHLMC)	5,100,000	5,100,000
Hawaii State Department of Budget & Finance Rev., (Wailuku River Hydroelectric Power), VRDN, 0.16%, 1/1/13 (LOC: Union Bank N.A.)	8,697,000	8,697,000
Illinois Finance Authority Rev., Series 2009 B, (Provena Health), VRDN, 0.13%, 1/2/13 (LOC: JPMorgan Chase Bank N.A.)	9,100,000	9,100,000
Iowa Finance Authority Private College (Central College), VRDN, 0.13%, 1/2/13 (LOC: Wells Fargo Bank N.A.)	1,050,000	1,050,000
JJB Properties LLC (Rental Property), VRDN, 0.20%, 1/3/13 (LOC: Arvest Bank and FHLB)	3,950,000	3,950,000

King County Housing Authority (Auburn Court Apartments), VRDN, 0.15%, 1/3/13 (LOC: FNMA)	11,445,000	11,445,000
Lansing Economic Development Corp. (Accident Fund), VRDN, 0.21%, 1/3/13 (LOC: FHLB)	11,795,000	11,795,000
Long Island Power Authority Electric System Rev., Series 1998-2B, VRDN, 0.14%, 1/2/13 (LOC: Bayerische Landesbank)	21,840,000	21,840,000
Louisiana Public Facilities Authority Rev., (Dynamic Fuels LLC), VRDN, 0.12%, 1/2/13 (LOC: JPMorgan Chase Bank N.A.)	15,365,000	15,365,000
Maine State Housing Authority Rev., Series 2004 B-3, VRDN, 0.19%, 1/3/13 (SBBPA: State Street Bank & Trust Co.)	5,000,000	5,000,000
Maryland Community Development Administration Rev., Series 2008 C, (Multi-Family Development), VRDN, 0.14%, 1/3/13 (LOC: FHLMC)	5,875,000	5,875,000
Maryland Economic Development Corp. Rev., (Aviation Administration), 0.30%, 6/1/13	4,480,000	4,480,000
Massachusetts Water Resources Authority Series 2002 C, (Multi-Modal), VRDN, 0.11%, 1/2/13 (LOC: Landesbank Hessen-Thuringen Girozentrale)	5,420,000	5,420,000
Miami-Dade County Industrial Development Authority Rev., (Ram Investments), VRDN, 0.19%, 1/3/13 (LOC: PNC Bank N.A.)	2,195,000	2,195,000
Michigan Strategic Fund Rev., (Consumers Energy Co.), VRDN, 0.14%, 1/2/13 (LOC: JPMorgan Chase Bank N.A.)	15,000,000	15,000,000
Michigan Strategic Fund Ltd. Obligation (Orchestra Place), VRDN, 0.45%, 1/2/13 (LOC: Bank of America N.A.)	900,000	900,000
Mississippi Business Finance Corp. (Medical Development Properties LLC), VRDN, 0.30%, 1/3/13 (LOC: BancorpSouth Bank and FHLB)	4,390,000	4,390,000
Mississippi Business Finance Corp., Series 2006 R-1, (Brown Bottling Group, Inc.), VRDN, 0.30%, 1/3/13 (LOC: Trustmark National Bank and FHLB)	3,320,000	3,320,000
Missouri State Health & Educational Facilities Authority Series 2002 A, (Christian Brothers), VRDN, 0.13%, 1/3/13 (LOC: Commerce Bank)	8,700,000	8,700,000
Monterey Peninsula Water Management District COP, (Wastewater Reclamation), VRDN, 0.15%, 1/3/13 (LOC: Wells Fargo Bank N.A.)	13,595,000	13,595,000
Montgomery County Industrial Development Authority Rev., Series 2007 B, (LaSalle College), VRDN, 0.26%, 1/3/13 (LOC: PNC Bank N.A.)	890,000	890,000
Nevada Housing Division Rev., (Vista Creek Apartments), VRDN, 0.15%, 1/3/13 (LOC: East West Bank and FHLB)	5,000,000	5,000,000
Nevada Housing Division Rev., Series 1999 A, (Apache), VRDN, 0.15%, 1/3/13 (LOC: FNMA)	7,000,000	7,000,000
New Hampshire Business Finance Authority Rev., (Littleton Regional Hospital), VRDN, 0.13%, 1/2/13 (LOC: TD Bank N.A.)	9,125,000	9,125,000
New Mexico Educational Assistance Foundation Series 2003 A2, (Education Loan), VRDN, 0.15%, 1/2/13 (LOC: Royal Bank of Canada)	2,900,000	2,900,000
New Mexico Hospital Equipment Loan Council Rev., Series 2010 B, (San Juan Regional Medical Center), VRDN, 0.25%, 1/2/13 (LOC: Wells Fargo Bank N.A.)	8,645,000	8,645,000
New York City Housing Development Corp. Rev., Series 2003 B, VRDN, 0.40%, 1/2/13 (LOC: Landesbank Baden-Wurttemberg)	1,700,000	1,700,000
New York City Housing Development Corp. Rev., Series 2004 A, (Nagle Courtyard Apartments), VRDN, 0.13%, 1/2/13 (LOC: FNMA)	4,200,000	4,200,000
New York City Housing Development Corp., Series 2003 A, (Upper East Lease Associations), VRDN, 0.23%, 1/2/13 (LOC: Landesbank Baden-Wurttemberg)	10,900,000	10,900,000
New York City Transitional Finance Authority Rev., Series 2002 3E, (Future Tax Secured Bonds), VRDN, 0.15%, 1/2/13 (SBBPA: Landesbank Baden-Wurttemberg)	4,085,000	4,085,000
New York State Dormitory Authority Rev., Series 2011 D, 0.84%, 3/15/13	6,500,000	6,505,921

New York State Housing Finance Agency Rev., Series 2002 A, VRDN, 0.15%, 1/2/13 (LOC: FHLMC)	13,000,000	13,000,000
New York State Housing Finance Agency Rev., VRDN, 0.14%, 1/2/13 (LOC: FHLMC)	18,100,000	18,100,000
Oregon State Facilities Authority, Series 2003 A, (Housing Vintage at Bend Apartments), VRDN, 0.18%, 1/3/13 (LOC: FNMA)	5,500,000	5,500,000
Oregon State Housing & Community Services Department, Series 2009 B1, (Pearl Family Housing), VRDN, 0.12%, 1/3/13 (LOC: U.S. Bank N.A.)	3,650,000	3,650,000
Peninsula Ports Authority Rev., Series 1987 D, VRDN, 0.09%, 1/2/13 (LOC: U.S. Bank N.A.)	6,300,000	6,300,000
Pennsylvania Economic Development Financing Authority (NHS-AVS LLC), VRDN, 0.13%, 1/2/13 (LOC: TD Bank N.A.)	8,830,000	8,830,000
Port Freeport (BASF Corp.), VRDN, 0.28%, 1/2/13	6,600,000	6,600,000
Port Freeport (Multi Mode-BASF Corp), VRDN, 0.28%, 1/2/13	4,000,000	4,000,000
Port of Corpus Christi Authority of Nueces County (Flint Hills Resources), VRDN, 0.17%, 1/2/13 (GA: Flint Hills Resources)	10,000,000	10,000,000
Port of Corpus Christi Authority of Nueces County, Series 2002 A, (Flint Hillls Resources), VRDN, 0.20%, 1/2/13 (GA: Flint Hills Resources)	15,000,000	15,000,000
Poughkeepsie Industrial Development Agency (Manor at Woodside), VRDN, 0.15%, 1/3/13 (LOC: Toronto Dominion Bank)	6,405,000	6,405,000
Putnam County Development Authority Rev., (Georgia Power Co.- Plant Branch), VRDN, 0.16%, 1/2/13	6,800,000	6,800,000
Rhode Island Health & Educational Building Corp. (Bryant University), VRDN, 0.14%, 1/2/13 (LOC: TD Bank N.A.)	19,970,000	19,970,000
Rhode Island Student Loan Authority Rev., Series 2012 B, (Guaranteed Student Loans), VRDN, 0.15%, 1/2/13 (LOC: State Street Bank & Trust Co.)	10,000,000	10,000,000
San Pablo Redevelopment Agency Tax Allocation Rev., VRDN, 0.11%, 1/2/13 (LOC: Union Bank N.A.)	10,700,000	10,700,000
Scranton Redevelopment Authority Rev., VRDN, 0.26%, 1/3/13 (LOC: PNC Bank N.A.)	5,885,000	5,885,000
Seminole County Industrial Development Authority Rev., (3100 Camp Rd. LLC), VRDN, 0.19%, 1/3/13 (LOC: PNC Bank N.A.)	2,685,000	2,685,000
Sheridan Redevelopment Agency Tax Allocation Rev., (South Santa Fe Drive), VRDN, 0.18%, 1/3/13 (LOC: JPMorgan Chase Bank N.A.)	10,000,000	10,000,000
South Dakota Health & Educational Facilities Authority Rev., (Regional Health, Inc.), VRDN, 0.14%, 1/2/13 (LOC: U.S. Bank N.A.)	33,370,000	33,370,000
South Dakota Housing Development Authority Rev., Series 2005 G, (Homeownership Mortgage), VRDN, 0.16%, 1/3/13	6,300,000	6,300,000
State of Ohio Rev., Series 2012 B, (Development Assistance), 0.60%, 5/30/13	13,815,000	13,815,000
State of Texas GO, Series 2002 IB (Veterans Housing), VRDN, 0.18%, 1/2/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	13,345,000	13,345,000
State of Wisconsin Rev., Series 2003 A, 4.80%, 5/1/13 (AGM)(3)	6,600,000	6,693,096
Town of Hillsborough COP, Series 2000 B, (Water & Sewer System), VRDN, 0.21%, 1/3/13 (SBBPA: JPMorgan Chase Bank N.A.)	6,300,000	6,300,000
University of California (Build America Bonds), VRN, 1.99%, 5/1/13	4,700,000	4,724,265
University of California, Series 2011 AA-2, 0.89%, 7/1/13	17,735,000	17,778,033
University of Kansas Hospital Authority (Health System), VRDN, 0.14%, 1/2/13 (LOC: U.S. Bank N.A.)	5,850,000	5,850,000
Vermont Student Assistance Corp. Rev., Series 2008 B-1, (Guaranteed Student Loans), VRDN, 0.15%, 1/3/13 (LOC: Mellon Bank N.A.)	7,465,000	7,465,000
Washington State Housing Finance Commission (Vintage Chehalis Senior Living), VRDN, 0.16%, 1/3/13 (LOC: FNMA)	8,190,000	8,190,000

Washington State Housing Finance Commission, Series 1996 A, (Brittany Park LLC), VRDN, 0.16%, 1/3/13 (LOC: FNMA)	8,930,000	8,930,000
Washington State Housing Finance Commission, Series 2004 A (Vintage Burien Senior Living), VRDN, 0.16%, 1/3/13 (LOC: FNMA)	6,570,000	6,570,000
Westchester County Healthcare Corp. Rev., Series 2010 D, (Senior Lien), VRDN, 0.16%, 1/2/13 (LOC: Bank of America N.A. and TD Bank N.A.)	5,500,000	5,500,000
Wisconsin Health & Educational Facilities Authority Rev., (National Regency of New Berlin), VRDN, 0.15%, 1/2/13 (LOC: JPMorgan Chase Bank N.A.)	7,440,000	7,440,000
Wisconsin Health & Educational Facilities Authority Rev., Series 2007 A, (Fort Healthcare, Inc.), VRDN, 0.15%, 1/2/13 (LOC: JPMorgan Chase Bank N.A.)	2,525,000	2,525,000
Wisconsin Health & Educational Facilities Authority, Series 2008 B, (ProHealth Care, Inc.), VRDN, 0.15%, 1/2/13 (LOC: JPMorgan Chase Bank N.A.)	13,410,000	13,410,000

TOTAL MUNICIPAL SECURITIES		720,484,010

CORPORATE BONDS — 11.7%

Berkshire Hathaway Finance Corp., 4.60%, 5/15/13 (LOC: Berkshire Hathaway Inc.)	55,629,000	56,519,611
Berkshire Hathaway, Inc., 2.125%, 2/11/13	12,915,000	12,941,691
Calvert Crossing Golf Club LLC, VRDN, 0.30%, 1/3/13 (LOC: FHLB)	1,210,000	1,210,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.20%, 1/3/13 (LOC: FHLB)	19,979,000	19,979,000
General Electric Capital Corp., 2.80%, 1/8/13	20,211,000	20,220,752
General Electric Capital Corp., 4.80%, 5/1/13	16,000,000	16,234,563
General Electric Capital Corp., MTN, 5.45%, 1/15/13	15,051,000	15,080,617
General Electric Co., 5.00%, 2/1/13	3,059,000	3,070,925
Herman & Kittle Capital LLC, VRDN, 0.42%, 1/3/13 (LOC: FHLB)	1,265,000	1,265,000
HHH Investment Co., VRDN, 0.55%, 1/2/13 (LOC: Bank of the West)	6,620,000	6,620,000
High Track LLC, VRDN, 0.21%, 1/3/13 (LOC: FHLB)	2,450,000	2,450,000
Labcon North America, VRDN, 0.52%, 1/2/13 (LOC: Bank of the West)	1,775,000	1,775,000
Lammert Building LP, VRDN, 0.34%, 1/3/13 (LOC: US Bank N.A.)(2)	2,935,000	2,935,000
Northcreek Church, VRDN, 0.50%, 1/3/13 (LOC: FHLB)	10,180,000	10,180,000
PepsiAmericas, Inc., 4.50%, 3/15/13 (LOC: PepsiCo, Inc.)	2,940,000	2,964,649
PepsiCo, Inc., 4.65%, 2/15/13	17,512,000	17,603,949
Providence Health & Services - Washington, VRDN, 0.22%, 1/3/13 (LOC: US Bank N.A.)	6,000,000	6,000,000
RMD Note Issue LLC, VRDN, 0.21%, 1/2/13 (LOC: FHLB)	9,480,000	9,480,000
Royal Bank of Canada, 2.25%, 3/15/13	1,200,000	1,204,854
Saddleback Valley Community Church, VRDN, 0.14%, 1/3/13 (LOC: FHLB)	8,915,000	8,915,000
Salvation Army (The), VRDN, 0.18%, 1/3/13 (LOC: Bank of New York Mellon)	8,000,000	8,000,000
Salvation Army (The), VRDN, 0.18%, 1/3/13 (LOC: Bank of New York Mellon)	7,500,000	7,500,000
Shell International Finance BV, 1.875%, 3/25/13	23,447,000	23,532,854
Sidal Realty Co. LP, VRDN, 0.35%, 1/3/13 (LOC: Wells Fargo Bank N.A.)	3,075,000	3,075,000
Varenna Care Center LP, VRDN, 0.21%, 1/3/13 (LOC: FHLB)	8,765,000	8,765,000

TOTAL CORPORATE BONDS		267,523,465

U.S. GOVERNMENT AGENCY SECURITIES — 11.0%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITIES — 10.3%
Federal Farm Credit Bank, VRN, 0.12%, 1/7/13	91,000,000	91,000,000
Federal Farm Credit Bank, VRN, 0.26%, 1/25/13	5,545,000	5,546,139
Federal Home Loan Bank, VRN, 0.30%, 1/2/13	50,000,000	50,000,000
Federal Home Loan Bank, VRN, 0.31%, 1/2/13	10,000,000	10,000,232
Federal Home Loan Bank, VRN, 0.32%, 1/2/13	18,000,000	18,000,239

Federal Home Loan Bank, VRN, 0.34%, 1/2/13	17,000,000	17,000,000
Federal Home Loan Bank, VRN, 0.08%, 1/23/13	15,000,000	15,000,000
Federal Home Loan Bank, VRN, 0.14%, 3/10/13	20,000,000	20,000,000
Federal Home Loan Bank, VRN, 0.13%, 3/18/13	10,000,000	9,999,573

		236,546,183

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 0.7%
Federal Home Loan Bank, 0.30%, 6/13/13	15,000,000	15,000,000

TOTAL U.S. GOVERNMENT AGENCY SECURITIES		251,546,183

U.S. TREASURY SECURITIES — 1.1%

U.S. Treasury Note, 3.125%, 4/30/13	25,000,000	25,237,418

TOTAL INVESTMENT SECURITIES — 99.8%		2,285,916,263

OTHER ASSETS AND LIABILITIES — 0.2%		4,157,364

TOTAL NET ASSETS — 100.0%		$2,290,073,627

Notes to Schedule of Investments

ABAG	-	Association of Bay Area Governments
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MTN	-	Medium Term Note
Radian	-	Radian Asset Assurance, Inc.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $688,230,262, which represented 30.1% of total net assets. None of these securities were considered illiquid.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value per share. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Commercial Paper	—	1,021,125,187	—
Municipal Securities	—	720,484,010	—
Corporate Bonds	—	267,523,465	—
U.S. Government Agency Securities	—	251,546,183	—
U.S. Treasury Securities	—	25,237,418	—

Total Value of Investment Securities	—	2,285,916,263	—

3. Federal Tax Information

As of December 31, 2012, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,285,916,263

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Short Duration Inflation Protection Bond Fund

December 31, 2012

Short Duration Inflation Protection Bond - Schedule of Investments
DECEMBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

U.S. TREASURY SECURITIES — 83.9%

U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14	6,070,745	6,268,044
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	45,442,473	46,876,774
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	15,023,143	15,858,806
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15	55,838,625	59,341,605
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	89,487,236	93,416,262
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	42,686,895	46,555,395
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16	24,488,359	27,162,953
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	95,402,190	100,485,314
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	78,141,333	89,825,885
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	54,269,415	63,088,195
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	94,089,072	100,785,580
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	32,290,261	38,710,469

TOTAL U.S. TREASURY SECURITIES (Cost $672,757,086)		688,375,282

CORPORATE BONDS — 8.4%

AEROSPACE AND DEFENSE†
L-3 Communications Corp., 5.20%, 10/15/19	200,000	228,199

AUTOMOBILES — 0.4%
American Honda Finance Corp., 1.85%, 9/19/14(2)	500,000	508,765
Daimler Finance North America LLC, 1.30%, 7/31/15(2)	750,000	754,774
Daimler Finance North America LLC, VRN, 1.51%, 3/13/13(2)	500,000	502,887
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	930,000	1,020,629
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	300,000	331,655

		3,118,710

BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 0.80%, 7/15/15	1,000,000	1,003,168

BIOTECHNOLOGY — 0.1%
Amgen, Inc., 1.875%, 11/15/14	750,000	767,355

BUILDING PRODUCTS — 0.1%
Masco Corp., 6.125%, 10/3/16	750,000	828,882

CHEMICALS — 0.2%
CF Industries, Inc., 6.875%, 5/1/18	865,000	1,057,519
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	200,000	206,500

		1,264,019

COMMERCIAL BANKS — 0.4%
Capital One Financial Corp., 2.125%, 7/15/14	650,000	661,937
Fifth Third Bancorp, 6.25%, 5/1/13	300,000	305,722
PNC Funding Corp., 3.625%, 2/8/15	140,000	148,272
Royal Bank of Canada, 1.45%, 10/30/14	700,000	712,373
Wachovia Bank N.A., 5.00%, 8/15/15	500,000	546,501
Wells Fargo & Co., 1.50%, 7/1/15	500,000	508,926

		2,883,731

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Corrections Corp. of America, 7.75%, 6/1/17	400,000	427,000

COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 2.625%, 12/9/14	600,000	607,346

CONSUMER FINANCE — 0.2%
Capital One Bank USA N.A., 8.80%, 7/15/19	330,000	447,111
Credit Suisse (New York), 5.50%, 5/1/14	390,000	415,092
SLM Corp., MTN, 5.00%, 10/1/13	430,000	442,362

		1,304,565

CONTAINERS AND PACKAGING — 0.2%
Ball Corp., 7.125%, 9/1/16	930,000	999,750
Ball Corp., 6.75%, 9/15/20	340,000	376,550

		1,376,300

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Ally Financial, Inc., 8.30%, 2/12/15	950,000	1,060,438
Bank of America Corp., 6.50%, 8/1/16	390,000	450,604
Citigroup, Inc., 6.01%, 1/15/15	650,000	710,568
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	200,000	208,250

		2,429,860

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Cincinnati Bell, Inc., 8.25%, 10/15/17	860,000	930,950
Frontier Communications Corp., 6.25%, 1/15/13	550,000	551,031
Virgin Media Finance plc, 8.375%, 10/15/19	585,000	666,900
Windstream Corp., 7.875%, 11/1/17	1,100,000	1,243,000

		3,391,881

ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 9.75%, 4/15/16	450,000	540,000
AES Corp. (The), 8.00%, 10/15/17	400,000	464,000

		1,004,000

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Arrow Electronics, Inc., 3.375%, 11/1/15	665,000	690,396
Jabil Circuit, Inc., 7.75%, 7/15/16	470,000	554,600

		1,244,996

ENERGY EQUIPMENT AND SERVICES†
Weatherford International Ltd., 9.625%, 3/1/19	180,000	234,960

FOOD AND STAPLES RETAILING — 0.2%
Dollar General Corp., 4.125%, 7/15/17	1,160,000	1,223,800
Walgreen Co., 1.00%, 3/13/15	750,000	750,989

		1,974,789

FOOD PRODUCTS — 0.2%
Del Monte Corp., 7.625%, 2/15/19	850,000	890,375
TreeHouse Foods, Inc., 7.75%, 3/1/18	850,000	924,375

		1,814,750

GAS UTILITIES — 0.3%
El Paso Corp., 7.25%, 6/1/18	200,000	232,083
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(2)	400,000	441,503
Magellan Midstream Partners LP, 6.55%, 7/15/19	270,000	333,980
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	1,120,000	1,234,800

TransCanada PipeLines Ltd., 0.875%, 3/2/15	450,000	452,792

		2,695,158

HEALTH CARE PROVIDERS AND SERVICES — 0.4%
DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	1,140,000	1,225,500
Express Scripts, Inc., 6.25%, 6/15/14	335,000	360,881
HCA, Inc., 7.875%, 2/15/20	600,000	670,500
HCA, Inc., 7.69%, 6/15/25	100,000	102,750
Medco Health Solutions, Inc., 6.125%, 3/15/13	712,000	720,082
Universal Health Services, Inc., 7.125%, 6/30/16	520,000	595,400

		3,675,113

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Wyndham Worldwide Corp., 6.00%, 12/1/16	3,000	3,395
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, 11/1/17	400,000	436,000

		439,395

HOUSEHOLD PRODUCTS†
Jarden Corp., 8.00%, 5/1/16	330,000	352,275

INDUSTRIAL CONGLOMERATES — 0.2%
Bombardier, Inc., 5.75%, 3/15/22(2)	1,220,000	1,259,650

INSURANCE — 0.2%
International Lease Finance Corp., 4.875%, 4/1/15	930,000	966,112
Lincoln National Corp., 6.25%, 2/15/20	120,000	143,673
MetLife, Inc., 6.75%, 6/1/16	300,000	355,492
Prudential Financial, Inc., 7.375%, 6/15/19	230,000	292,240

		1,757,517

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	930,000	1,002,075

MEDIA — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	920,000	1,007,400
Comcast Corp., 5.90%, 3/15/16	250,000	287,378
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	250,000	267,043
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	400,000	420,979
Discovery Communications LLC, 3.70%, 6/1/15	500,000	532,956
DISH DBS Corp., 7.125%, 2/1/16	1,080,000	1,215,000
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	730,000	801,175
Lamar Media Corp., 9.75%, 4/1/14	170,000	187,000
Lamar Media Corp., 7.875%, 4/15/18	180,000	199,800
SBA Telecommunications, Inc., 8.25%, 8/15/19	1,085,000	1,217,912
Time Warner, Inc., 3.15%, 7/15/15	750,000	793,549
Viacom, Inc., 4.375%, 9/15/14	500,000	529,977
Virgin Media Secured Finance plc, 6.50%, 1/15/18	400,000	432,500

		7,892,669

METALS AND MINING — 0.3%
ArcelorMittal, 4.25%, 2/25/15	400,000	404,205
Barrick Gold Corp., 2.90%, 5/30/16	470,000	493,397
FMG Resources Pty Ltd., 7.00%, 11/1/15(2)	1,200,000	1,266,000
Xstrata Canada Financial Corp., 2.85%, 11/10/14(2)	550,000	564,775

		2,728,377

MULTI-UTILITIES — 0.4%
Calpine Corp., 7.25%, 10/15/17(2)	828,000	885,960
CMS Energy Corp., 4.25%, 9/30/15	160,000	170,556
CMS Energy Corp., 8.75%, 6/15/19	615,000	802,623
Niagara Mohawk Power Corp., 4.88%, 8/15/19(2)	160,000	186,974
NRG Energy, Inc., 7.625%, 1/15/18	700,000	780,500
Pacific Gas & Electric Co., 6.25%, 12/1/13	180,000	189,149
Sempra Energy, 6.50%, 6/1/16	130,000	152,487

		3,168,249

MULTILINE RETAIL†
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	157,000	184,589

OIL, GAS AND CONSUMABLE FUELS — 0.6%
Anadarko Petroleum Corp., 5.75%, 6/15/14	350,000	372,528
Anadarko Petroleum Corp., 5.95%, 9/15/16	380,000	437,681
Arch Coal, Inc., 7.25%, 10/1/20	250,000	233,125
Cenovus Energy, Inc., 4.50%, 9/15/14	650,000	689,883
Chesapeake Energy Corp., 6.125%, 2/15/21	400,000	417,000
Denbury Resources, Inc., 6.375%, 8/15/21	850,000	939,250
Newfield Exploration Co., 6.875%, 2/1/20	500,000	537,500
Peabody Energy Corp., 6.50%, 9/15/20	835,000	899,712
Petroleos Mexicanos, 6.00%, 3/5/20	250,000	300,000
SandRidge Energy, Inc., 8.75%, 1/15/20	250,000	275,000

		5,101,679

PERSONAL PRODUCTS — 0.1%
Elizabeth Arden, Inc., 7.375%, 3/15/21	790,000	886,775

PHARMACEUTICALS — 0.4%
AbbVie, Inc., 1.20%, 11/6/15(2)	300,000	302,190
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	1,155,000	1,237,294
Valeant Pharmaceuticals International, 6.50%, 7/15/16(2)	1,145,000	1,209,406
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	500,000	532,857

		3,281,747

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
American Tower Corp., 4.625%, 4/1/15	600,000	638,076
Boston Properties LP, 5.00%, 6/1/15	280,000	306,058
HCP, Inc., 3.75%, 2/1/16	600,000	637,116
Simon Property Group LP, 5.75%, 12/1/15	400,000	450,826

		2,032,076

ROAD AND RAIL — 0.2%
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 7/11/14(2)	800,000	808,659
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(2)	210,000	210,675
Union Pacific Corp., 4.875%, 1/15/15	400,000	432,733

		1,452,067

SPECIALTY RETAIL — 0.1%
Rent-A-Center, Inc., 6.625%, 11/15/20	1,120,000	1,226,400

TEXTILES, APPAREL AND LUXURY GOODS — 0.4%
Gap, Inc. (The), 5.95%, 4/12/21	210,000	240,423
Hanesbrands, Inc., 8.00%, 12/15/16	150,000	165,000
Hanesbrands, Inc., 6.375%, 12/15/20	390,000	430,950
Ltd. Brands, Inc., 6.90%, 7/15/17	1,050,000	1,210,125

Polymer Group, Inc., 7.75%, 2/1/19	1,130,000	1,217,575

		3,264,073

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	500,000	525,010

TOTAL CORPORATE BONDS (Cost $65,293,535)		68,829,405

COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 3.6%

ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	327,060	338,310
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	361,317	370,496
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 2A1, VRN, 2.80%, 1/1/13	1,618,968	1,585,962
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	1,500,000	1,585,517
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.86%, 1/1/13	680,671	661,057
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, 1/1/13	1,231,651	1,199,245
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	268,712	272,111
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.32%, 1/1/13	2,268,046	2,273,106
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	1,979,497	2,079,036
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	323,317	326,714
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.03%, 1/1/13	2,911,794	2,608,528
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	526,862	557,036
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.00%, 1/1/13	649,757	690,585
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	742,636	780,804
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	59,790	59,716
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	449,939	472,879
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	987,737	1,025,387
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.76%, 1/1/13	1,434,445	1,477,801
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.66%, 1/1/13	2,043,569	2,074,817
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	1,402,268	1,418,212
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	1,358,752	1,413,129
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	899,139	927,372
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.63%, 1/1/13	1,780,378	1,738,315
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 5.25%, 1/1/13	846,444	750,465
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.37%, 1/1/13	698,940	699,740

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	469,881	486,450
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	912,761	920,262
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.06%, 1/1/13	630,759	646,054

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,182,276)		29,439,106

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 1.9%

GNMA, 3.50%, 6/20/42 (Cost $15,603,440)	14,542,996	15,825,527

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 1.4%

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.22%, 1/1/13	1,725,000	1,902,000
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.39%, 1/15/13(2)	274,562	261,036
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 1/1/13	175,324	175,162
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, VRN, 5.43%, 1/1/13	675,000	705,472
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 1/1/13	700,000	750,085
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	1,782,000	1,923,604
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.53%, 1/11/13	1,560,000	1,659,091
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 1/11/13	350,000	374,337
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	1,360,339	1,391,998
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/11/13	407,000	443,580
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 1/11/13	825,000	909,180
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, VRN, 5.18%, 1/1/13	450,000	494,087

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $10,891,499)		10,989,632

TEMPORARY CASH INVESTMENTS — 0.3%

BNP Paribas Finance, Inc., 0.06%, 1/2/13(4) (Cost $2,182,997)	2,183,000	2,182,981

TOTAL INVESTMENT SECURITIES — 99.5% (Cost $794,910,833)	815,641,933

OTHER ASSETS AND LIABILITIES — 0.5%	4,495,997

TOTAL NET ASSETS — 100.0%	$820,137,930

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

1,135,961	CAD for AUD	Deutsche Bank	1/25/13	1,141,494	7,800
4,415,507	SEK for NOK	Deutsche Bank	1/25/13	678,630	28,257
1,347,900	AUD for USD	Westpac Group	1/25/13	1,397,445	17,182
2,096,100	CAD for USD	Barclays Bank plc	1/25/13	2,106,309	798
83,900	CAD for USD	Westpac Group	1/25/13	84,309	749
8,300	CHF for USD	HSBC Holdings plc	1/25/13	9,078	256
386,600	CHF for USD	UBS AG	1/25/13	422,857	4,897
65,654,300	JPY for USD	Deutsche Bank	1/25/13	757,939	(44,622)
2,511,569,102	KRW for USD	HSBC Holdings plc	1/25/13	2,350,642	88,171
20,802,000	NOK for USD	Deutsche Bank	1/25/13	3,739,898	85,680
474,800	NZD for USD	Westpac Group	1/25/13	391,840	5,833
12,900	NZD for USD	Westpac Group	1/25/13	10,646	242
288,700	SEK for USD	UBS AG	1/25/13	44,371	1,698

				13,135,458	196,941

(Value on Settlement Date $12,938,517)
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

1,095,800	AUD for CAD	Deutsche Bank	1/25/13	1,136,078	(2,385)
3,749,900	NOK for SEK	Deutsche Bank	1/25/13	674,178	(23,805)
5,700	AUD for USD	Westpac Group	1/25/13	5,909	(58)
41,100	EUR for USD	HSBC Holdings plc	1/25/13	54,260	(1,657)
1,423,836	EUR for USD	HSBC Holdings plc	1/25/13	1,879,746	(18,792)
636,700	GBP for USD	Barclays Bank plc	1/25/13	1,034,226	(15,092)
20,800	GBP for USD	HSBC Holdings plc	1/25/13	33,787	(790)
16,987,900	JPY for USD	HSBC Holdings plc	1/25/13	196,115	13,480
351,624,000	JPY for USD	UBS AG	1/25/13	4,059,286	349,848
1,266,978,204	KRW for USD	HSBC Holdings plc	1/25/13	1,185,797	(21,884)
1,241,201,996	KRW for USD	HSBC Holdings plc	1/25/13	1,161,673	(33,871)
96,000	NOK for USD	UBS AG	1/25/13	17,259	(599)
9,777,187	SEK for USD	Deutsche Bank	1/25/13	1,502,679	(24,489)

				12,940,993	219,906

(Value on Settlement Date $13,160,899)
FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)

150	U.S. Treasury 5-Year Notes	March 2013	18,662,109	(5,025)

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)

Barclays Bank plc/CDX North America High Yield 11 Index(5)	830,000	Sell*	5.00	12/20/13	(36,969)	69,127	32,158

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)

Bank of America N.A.	23,500,000	U.S. CPI Urban Consumers NSA Index	Receive	1.77	8/8/14	33,610
Bank of America N.A.	8,200,000	U.S. CPI Urban Consumers NSA Index	Receive	1.57	9/8/14	74,252
Bank of America N.A.	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33	1/22/15	(161,384)
Bank of America N.A.	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15	11/16/16	12,415
Bank of America N.A.	19,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.97	12/21/16	247,186
Barclays Bank plc(5)	8,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10	10/23/15	11,176
Barclays Bank plc(5)	5,800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	22,664

Barclays Bank plc(5)	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(56,363)
Barclays Bank plc(5)	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35	9/28/17	34,567
Morgan Stanley Capital Services LLC	18,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	10/9/15	(23,876)

						194,247

Notes to Schedule of Investments

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CPI	-	Consumer Price Index
EUR	-	Euro
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
JPY	-	Japanese Yen
KRW	-	South Korea Won
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PHHMC	-	PHH Mortgage Corporation
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $42,225.

(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $9,163,254, which represented 1.1% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.
(4)	The rate indicated is the yield to maturity at purchase.
(5)	Collateral has been received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of securities received was $34,975.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
U.S. Treasury Securities	—	688,375,282	—
Corporate Bonds	—	68,829,405	—
Collateralized Mortgage Obligations	—	29,439,106	—
U.S. Government Agency Mortgage-Backed Securities	—	15,825,527	—
Commercial Mortgage-Backed Securities	—	10,989,632	—
Temporary Cash Investments	—	2,182,981	—

Total Value of Investment Securities	—	815,641,933	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	416,847	—
Swap Agreements	—	263,374	—
Futures Contracts	(5,025)	—	—

Total Unrealized Gain (Loss) on Other Financial Instruments	(5,025)	680,221	—

3. Federal Tax Information

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$794,947,955
Gross tax appreciation of investments	$20,780,107
Gross tax depreciation of investments	(86,129)
Net tax appreciation (depreciation) of investments	$20,693,978

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Short Duration Fund

December 31, 2012

Short Duration - Schedule of Investments
DECEMBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

U.S. TREASURY SECURITIES — 41.7%

U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	4,152,792	4,283,867
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15	6,177,375	6,564,906
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	9,869,115	10,763,504
U.S. Treasury Notes, 0.625%, 7/15/14	18,500,000	18,616,346
U.S. Treasury Notes, 0.50%, 10/15/14	10,000,000	10,046,490
U.S. Treasury Notes, 2.125%, 11/30/14	6,500,000	6,731,309
U.S. Treasury Notes, 2.25%, 1/31/15	21,500,000	22,383,521
U.S. Treasury Notes, 0.25%, 2/15/15	3,000,000	2,998,830
U.S. Treasury Notes, 2.375%, 2/28/15	3,300,000	3,448,757
U.S. Treasury Notes, 1.875%, 6/30/15	18,600,000	19,323,652
U.S. Treasury Notes, 1.75%, 7/31/15	44,400,000	46,026,860
U.S. Treasury Notes, 0.375%, 11/15/15	8,000,000	8,008,128
U.S. Treasury Notes, 1.375%, 11/30/15	4,500,000	4,632,890
U.S. Treasury Notes, 0.25%, 12/15/15	2,500,000	2,492,775
U.S. Treasury Notes, 2.125%, 12/31/15	2,000,000	2,104,844
U.S. Treasury Notes, 1.50%, 6/30/16	7,700,000	7,980,934
U.S. Treasury Notes, 1.50%, 7/31/16	12,700,000	13,167,322
U.S. Treasury Notes, 0.875%, 1/31/17	4,700,000	4,762,421

TOTAL U.S. TREASURY SECURITIES (Cost $193,945,838)		194,337,356

CORPORATE BONDS — 41.1%

AEROSPACE AND DEFENSE — 0.6%
Northrop Grumman Corp., 3.70%, 8/1/14	500,000	523,284
United Technologies Corp., 1.20%, 6/1/15	2,000,000	2,029,692

		2,552,976

AUTOMOBILES — 2.8%
American Honda Finance Corp., 2.375%, 3/18/13(1)	1,000,000	1,004,030
American Honda Finance Corp., 1.85%, 9/19/14(1)	1,000,000	1,017,530
American Honda Finance Corp., 1.00%, 8/11/15(1)	1,000,000	1,006,205
Daimler Finance North America LLC, 6.50%, 11/15/13	970,000	1,018,463
Daimler Finance North America LLC, 1.30%, 7/31/15(1)	750,000	754,774
Daimler Finance North America LLC, VRN, 1.51%, 3/13/13(1)	1,000,000	1,005,773
Ford Motor Credit Co. LLC, 7.00%, 10/1/13	1,000,000	1,047,600
Ford Motor Credit Co. LLC, 3.875%, 1/15/15	2,000,000	2,086,584
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(1)	1,250,000	1,252,101
Toyota Motor Credit Corp., 1.25%, 11/17/14	1,000,000	1,014,596
Toyota Motor Credit Corp., 0.875%, 7/17/15	1,000,000	1,004,673
Volkswagen International Finance NV, 1.625%, 3/22/15(1)	700,000	709,935

		12,922,264

BEVERAGES — 2.2%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 3/26/13	1,500,000	1,507,016
Anheuser-Busch InBev Worldwide, Inc., 0.80%, 7/15/15	2,000,000	2,006,336
Coca-Cola Enterprises, Inc., 1.125%, 11/12/13	1,000,000	1,004,692
Dr Pepper Snapple Group, Inc., 6.12%, 5/1/13	1,355,000	1,380,111
PepsiCo, Inc., 0.80%, 8/25/14	1,400,000	1,407,879
PepsiCo, Inc., 0.70%, 8/13/15	1,000,000	1,001,845
SABMiller Holdings, Inc., 1.85%, 1/15/15(1)	1,000,000	1,020,135

SABMiller plc, 5.50%, 8/15/13(1)	1,110,000	1,141,455

		10,469,469

BIOTECHNOLOGY — 0.3%
Amgen, Inc., 1.875%, 11/15/14	1,250,000	1,278,925

BUILDING PRODUCTS — 0.1%
Masco Corp., 6.125%, 10/3/16	550,000	607,847

CAPITAL MARKETS — 0.3%
Mellon Funding Corp., 5.00%, 12/1/14	500,000	537,702
Northern Trust Corp., 4.625%, 5/1/14	970,000	1,022,533

		1,560,235

CHEMICALS — 0.6%
Dow Chemical Co. (The), 5.90%, 2/15/15	1,070,000	1,180,978
Ecolab, Inc., 2.375%, 12/8/14	1,000,000	1,032,726
Ecolab, Inc., 1.00%, 8/9/15	330,000	331,109

		2,544,813

COMMERCIAL BANKS — 3.4%
Bank of Nova Scotia, 2.375%, 12/17/13	460,000	468,843
Bank of Nova Scotia, 1.85%, 1/12/15	1,000,000	1,024,589
Barclays Bank plc, 2.50%, 1/23/13	320,000	320,403
BB&T Corp., 5.70%, 4/30/14	500,000	533,075
BB&T Corp., MTN, 3.375%, 9/25/13	400,000	408,392
Capital One Financial Corp., 2.125%, 7/15/14	1,300,000	1,323,874
Capital One Financial Corp., 1.00%, 11/6/15	1,000,000	997,235
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.125%, 10/13/15	500,000	516,358
Fifth Third Bancorp., 6.25%, 5/1/13	640,000	652,207
HSBC Bank plc, 1.625%, 8/12/13(1)	1,000,000	1,007,165
PNC Funding Corp., 3.625%, 2/8/15	740,000	783,721
Royal Bank of Canada, 1.45%, 10/30/14	1,300,000	1,322,979
US Bancorp., 2.00%, 6/14/13	330,000	332,421
US Bank N.A., 6.30%, 2/4/14	1,000,000	1,060,749
Wachovia Bank N.A., 5.00%, 8/15/15	1,000,000	1,093,002
Wachovia Corp., MTN, 5.70%, 8/1/13	600,000	618,800
Wells Fargo & Co., 1.50%, 7/1/15	2,500,000	2,544,630
Westpac Banking Corp., 2.10%, 8/2/13	750,000	757,328

		15,765,771

COMPUTERS AND PERIPHERALS — 0.2%
Hewlett-Packard Co., 2.625%, 12/9/14	1,000,000	1,012,244

CONSUMER FINANCE — 1.1%
American Express Credit Corp., MTN, 1.75%, 6/12/15	1,000,000	1,021,481
Credit Suisse (New York), 5.50%, 5/1/14	380,000	404,448
Credit Suisse (New York), MTN, 5.00%, 5/15/13	1,100,000	1,118,216
HSBC Finance Corp., 4.75%, 7/15/13	300,000	306,305
John Deere Capital Corp., 0.95%, 6/29/15	1,000,000	1,006,164
John Deere Capital Corp., MTN, 1.875%, 6/17/13	500,000	503,581
John Deere Capital Corp., MTN, 1.25%, 12/2/14	500,000	506,884
SLM Corp., MTN, 5.00%, 10/1/13	420,000	432,075

		5,299,154

CONTAINERS AND PACKAGING — 0.2%
Ball Corp., 7.125%, 9/1/16	1,000,000	1,075,000

DIVERSIFIED FINANCIAL SERVICES — 5.2%
Ally Financial, Inc., 4.50%, 2/11/14	1,000,000	1,031,250
Ally Financial, Inc., 8.30%, 2/12/15	210,000	234,412
Bank of America Corp., 4.50%, 4/1/15	2,900,000	3,092,647
Caterpillar Financial Services Corp., MTN, 1.10%, 5/29/15	1,000,000	1,008,829
Citigroup, Inc., 6.01%, 1/15/15	3,000,000	3,279,543
Deutsche Bank AG (London), 4.875%, 5/20/13	535,000	544,342
Deutsche Bank AG (London), 3.875%, 8/18/14	300,000	315,032
General Electric Capital Corp., 2.10%, 1/7/14	1,000,000	1,016,667
General Electric Capital Corp., 2.15%, 1/9/15	3,500,000	3,596,537
General Electric Capital Corp., 1.00%, 12/11/15	2,000,000	2,009,326
General Electric Capital Corp., MTN, 1.875%, 9/16/13	1,000,000	1,010,039
Goldman Sachs Group, Inc. (The), 4.75%, 7/15/13	1,000,000	1,021,107
Goldman Sachs Group, Inc. (The), 5.00%, 10/1/14	1,000,000	1,065,639
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	400,000	429,898
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	200,000	211,810
JPMorgan Chase & Co., MTN, 1.875%, 3/20/15	2,000,000	2,036,930
Morgan Stanley, 2.875%, 1/24/14	1,800,000	1,830,726
UBS AG (Stamford Branch), 2.25%, 8/12/13	610,000	615,936

		24,350,670

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc., 0.80%, 12/1/15	1,000,000	1,000,603
British Telecommunications plc, 5.15%, 1/15/13	1,000,000	1,001,388
Deutsche Telekom International Finance BV, 5.25%, 7/22/13	1,300,000	1,333,431
Frontier Communications Corp., 6.25%, 1/15/13	1,200,000	1,202,250
Telecom Italia Capital SA, 5.25%, 11/15/13	500,000	515,000
Telefonica Emisiones SAU, 2.58%, 4/26/13	1,000,000	1,006,000
Verizon Communications, Inc., 1.95%, 3/28/14	1,000,000	1,018,392
Verizon Communications, Inc., 1.25%, 11/3/14	1,000,000	1,012,272
Windstream Corp., 8.125%, 8/1/13	1,000,000	1,042,500

		9,131,836

ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 7.75%, 3/1/14	384,000	410,880

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	500,000	590,000

FOOD AND STAPLES RETAILING — 0.4%
Dollar General Corp., 4.125%, 7/15/17	200,000	211,000
Walgreen Co., 1.00%, 3/13/15	1,500,000	1,501,979

		1,712,979

FOOD PRODUCTS — 1.5%
General Mills, Inc., 5.25%, 8/15/13	1,100,000	1,132,222
Kellogg Co., 4.25%, 3/6/13	1,104,000	1,111,371
Kraft Foods Group, Inc., 1.625%, 6/4/15(1)	2,000,000	2,036,746
Kraft Foods, Inc., 2.625%, 5/8/13	1,500,000	1,509,641
Mead Johnson Nutrition Co., 3.50%, 11/1/14	200,000	209,121
Tyson Foods, Inc., 6.60%, 4/1/16	750,000	863,006

		6,862,107

GAS UTILITIES — 1.3%
El Paso Pipeline Partners Operating Co. LLC, 4.10%, 11/15/15	800,000	862,045

Enterprise Products Operating LLC, 5.60%, 10/15/14	1,000,000	1,083,022
Enterprise Products Operating LLC, 1.25%, 8/13/15	670,000	674,495
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13	500,000	519,025
TransCanada PipeLines Ltd., 0.875%, 3/2/15	1,500,000	1,509,306
Williams Partners LP, 3.80%, 2/15/15	1,300,000	1,375,222

		6,023,115

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.9%
Baxter International, Inc., 1.80%, 3/15/13	1,000,000	1,002,822
Covidien International Finance SA, 1.875%, 6/15/13	1,000,000	1,006,882
Covidien International Finance SA, 1.35%, 5/29/15	1,000,000	1,014,131
St. Jude Medical, Inc., 2.20%, 9/15/13	1,000,000	1,012,445

		4,036,280

HEALTH CARE PROVIDERS AND SERVICES — 1.2%
Aristotle Holding, Inc., 2.75%, 11/21/14(1)	750,000	774,052
Aristotle Holding, Inc., 2.10%, 2/12/15(1)	1,500,000	1,528,677
Express Scripts, Inc., 6.25%, 6/15/14	1,000,000	1,077,256
HCA, Inc., 6.75%, 7/15/13	500,000	515,000
Medco Health Solutions, Inc., 6.125%, 3/15/13	500,000	505,676
UnitedHealth Group, Inc., 0.85%, 10/15/15	1,000,000	1,003,878
Universal Health Services, Inc., 7.125%, 6/30/16	290,000	332,050

		5,736,589

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Wyndham Worldwide Corp., 6.00%, 12/1/16	2,000	2,263
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, 11/1/17	550,000	599,500

		601,763

HOUSEHOLD PRODUCTS — 0.2%
Jarden Corp., 8.00%, 5/1/16	850,000	907,375

INDUSTRIAL CONGLOMERATES — 0.5%
General Electric Co., 5.00%, 2/1/13	1,000,000	1,003,831
General Electric Co., 0.85%, 10/9/15	1,000,000	1,004,129
Tyco Electronics Group SA, 1.60%, 2/3/15	500,000	507,664

		2,515,624

INSURANCE — 1.1%
American International Group, Inc., 3.65%, 1/15/14	1,005,000	1,032,381
Berkshire Hathaway Finance Corp., 1.50%, 1/10/14	1,000,000	1,011,515
Hartford Financial Services Group, Inc., 4.00%, 3/30/15	410,000	433,447
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	400,000	447,977
International Lease Finance Corp., 4.875%, 4/1/15	600,000	623,298
MetLife, Inc., 2.375%, 2/6/14	500,000	509,498
Metropolitan Life Global Funding I, 1.70%, 6/29/15(1)	1,000,000	1,021,410
Prudential Financial, Inc., MTN, 2.75%, 1/14/13	200,000	200,190

		5,279,716

INTERNET SOFTWARE AND SERVICES — 0.2%
eBay, Inc., 0.875%, 10/15/13	1,000,000	1,003,844

IT SERVICES — 0.7%
Computer Sciences Corp., 2.50%, 9/15/15	1,000,000	1,020,241
Fidelity National Information Services, Inc., 7.625%, 7/15/17	325,000	355,062

International Business Machines Corp., 0.875%, 10/31/14	2,000,000	2,017,766

		3,393,069

LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Thermo Fisher Scientific, Inc., 2.05%, 2/21/14	1,000,000	1,014,344

MACHINERY — 0.2%
Caterpillar, Inc., 0.95%, 6/26/15	1,000,000	1,008,968

MEDIA — 2.3%
CC Holdings GS V LLC, 2.38%, 12/15/17(1)	300,000	301,705
Comcast Cable Communications LLC, 7.125%, 6/15/13	500,000	514,762
Comcast Corp., 5.30%, 1/15/14	1,560,000	1,637,144
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	1,200,000	1,281,805
Discovery Communications LLC, 3.70%, 6/1/15	500,000	532,956
DISH DBS Corp., 7.00%, 10/1/13	750,000	781,875
DISH DBS Corp., 7.125%, 2/1/16	500,000	562,500
Interpublic Group of Cos., Inc. (The), 6.25%, 11/15/14	410,000	445,875
Lamar Media Corp., 9.75%, 4/1/14	250,000	275,000
NBCUniversal Media LLC, 2.10%, 4/1/14	1,220,000	1,242,712
Time Warner, Inc., 3.15%, 7/15/15	1,250,000	1,322,581
Viacom, Inc., 4.375%, 9/15/14	1,500,000	1,589,929

		10,488,844

METALS AND MINING — 1.3%
Anglo American Capital plc, 2.15%, 9/27/13(1)	1,000,000	1,007,274
ArcelorMittal, 4.25%, 2/25/15	1,100,000	1,111,565
Barrick Gold Corp., 1.75%, 5/30/14	1,000,000	1,014,320
FMG Resources Pty Ltd., 7.00%, 11/1/15(1)	700,000	738,500
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	1,000,000	1,027,136
Xstrata Canada Financial Corp., 2.85%, 11/10/14(1)	1,000,000	1,026,863

		5,925,658

MULTI-UTILITIES — 2.0%
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(1)	800,000	854,000
CMS Energy Corp., 4.25%, 9/30/15	530,000	564,968
Commonwealth Edison Co., 1.625%, 1/15/14	980,000	990,789
Dominion Resources, Inc., 2.25%, 9/1/15	1,000,000	1,036,782
DPL, Inc., 6.50%, 10/15/16	500,000	531,250
DTE Energy Co., VRN, 1.01%, 3/4/13	960,000	961,921
Duke Energy Ohio, Inc., 2.10%, 6/15/13	250,000	251,860
FirstEnergy Solutions Corp., 4.80%, 2/15/15	425,000	456,609
NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	1,000,000	1,007,711
Nisource Finance Corp., 6.15%, 3/1/13	500,000	504,172
Pacific Gas & Electric Co., 6.25%, 12/1/13	1,000,000	1,050,829
Sempra Energy, 2.00%, 3/15/14	1,163,000	1,180,946

		9,391,837

OFFICE ELECTRONICS — 0.1%
Xerox Corp., 5.65%, 5/15/13	500,000	508,619

OIL, GAS AND CONSUMABLE FUELS — 1.7%
Anadarko Petroleum Corp., 5.75%, 6/15/14	600,000	638,619
Anadarko Petroleum Corp., 5.95%, 9/15/16	400,000	460,716
Canadian Natural Resources Ltd., 5.15%, 2/1/13	420,000	421,481
Cenovus Energy, Inc., 4.50%, 9/15/14	1,300,000	1,379,766
Encana Corp., 4.75%, 10/15/13	1,000,000	1,030,356

EOG Resources, Inc., 2.95%, 6/1/15	400,000	420,701
Forest Oil Corp., 8.50%, 2/15/14	25,000	26,625
Peabody Energy Corp., 7.375%, 11/1/16	400,000	460,000
Petrobras International Finance Co. - Pifco, 2.875%, 2/6/15	1,000,000	1,028,533
Petrohawk Energy Corp., 7.875%, 6/1/15	1,000,000	1,044,705
Phillips 66, 1.95%, 3/5/15(1)	1,000,000	1,020,814

		7,932,316

PERSONAL PRODUCTS — 0.5%
Procter & Gamble Co. (The), 0.70%, 8/15/14	1,300,000	1,308,884
Procter & Gamble Co. (The), 4.85%, 12/15/15	1,000,000	1,121,612

		2,430,496

PHARMACEUTICALS — 1.6%
AbbVie, Inc., 1.20%, 11/6/15(1)	2,700,000	2,719,707
GlaxoSmithKline Capital plc, 0.75%, 5/8/15	1,000,000	1,005,398
Sanofi, 1.20%, 9/30/14	950,000	961,618
Teva Pharmaceutical Finance IV LLC, 1.70%, 11/10/14	500,000	511,743
Valeant Pharmaceuticals International, 6.50%, 7/15/16(1)	1,000,000	1,056,250
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	1,000,000	1,065,714

		7,320,430

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.3%
American Tower Corp., 4.625%, 4/1/15	600,000	638,076
Boston Properties LP, 5.00%, 6/1/15	900,000	983,759
ERP Operating LP, 5.20%, 4/1/13	475,000	479,997
HCP, Inc., 2.70%, 2/1/14	1,000,000	1,018,218
HCP, Inc., 3.75%, 2/1/16	600,000	637,115
Simon Property Group LP, 5.75%, 12/1/15	1,000,000	1,127,065
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	1,200,000	1,265,857

		6,150,087

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
ProLogis LP, MTN, 6.30%, 6/1/13	400,000	407,595

ROAD AND RAIL — 0.8%
CSX Corp., 5.75%, 3/15/13	600,000	606,214
Norfolk Southern Corp., 5.26%, 9/17/14	121,000	130,382
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 7/11/14(1)	1,000,000	1,010,824
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	620,000	621,994
Union Pacific Corp., 4.875%, 1/15/15	1,275,000	1,379,336

		3,748,750

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.2%
Broadcom Corp., 1.50%, 11/1/13	670,000	675,777

SOFTWARE — 0.2%
Adobe Systems, Inc., 3.25%, 2/1/15	100,000	104,765
Intuit, Inc., 5.75%, 3/15/17	200,000	230,857
Oracle Corp., 3.75%, 7/8/14	650,000	682,670

		1,018,292

SPECIALTY RETAIL — 0.3%
Home Depot, Inc. (The), 5.25%, 12/16/13	1,400,000	1,465,110

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Hanesbrands, Inc., 8.00%, 12/15/16	350,000	385,000

TOBACCO — 0.3%
Altria Group, Inc., 4.125%, 9/11/15	800,000	868,849
Philip Morris International, Inc., 4.875%, 5/16/13	400,000	406,515

		1,275,364

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	1,500,000	1,575,031
Vodafone Group plc, 5.00%, 12/16/13	1,320,000	1,376,710

		2,951,741

TOTAL CORPORATE BONDS (Cost $188,836,897)		191,743,773

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 6.8%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.7%
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	1,024,466	1,073,269
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 3.04%, 1/1/13	1,223,521	1,227,350
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	240,878	246,997
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 2A1, VRN, 2.80%, 1/1/13	1,532,132	1,500,897
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	400,000	422,805
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.32%, 1/1/13	298,427	299,093
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	201,191	208,917
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	565,570	594,010
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	441,562	457,688
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	40,634	40,916
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.83%, 1/1/13	53,967	54,184
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35	158,022	159,768
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	255,960	258,648
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.03%, 1/1/13	1,187,141	1,063,499
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.63%, 1/1/13	1,000,000	1,039,627
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	346,437	366,278
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	475,075	489,925
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	495,090	520,536
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.89%, 1/1/13	472,499	487,335
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	36,794	36,749
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	158,802	166,899
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-6, Class A1 SEQ, 5.25%, 8/25/35	67,825	67,724

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.76%, 1/1/13	834,586	859,811
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.66%, 1/1/13	1,021,784	1,037,408
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	178,336	185,473
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	170,010	171,391
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A15 SEQ, 6.00%, 8/25/36	314,841	315,413
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 5.25%, 1/1/13	267,580	237,239
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.63%, 1/1/13	1,185,601	1,157,590
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR3, Class A1, VRN, 5.56%, 1/1/13	866,183	792,997
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.62%, 1/1/13	1,398,991	1,269,516
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	222,892	230,752

		17,040,704

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 3.1%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17	132,564	137,355
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	863,256	905,882
FHLMC, Series 2899, Class HA SEQ, 4.00%, 5/15/19	356,327	366,524
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	659,726	699,229
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	3,802,303	4,030,086
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	883,847	932,694
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	2,317,101	2,511,209
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	2,102,652	2,236,166
FNMA, Series 2006-60, Class KF, VRN, 0.51%, 1/25/13	2,788,207	2,805,710

		14,624,855

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,636,869)		31,665,559

COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 3.9%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39	92,657	93,589
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	1,000,000	1,033,466
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	226,931	229,720
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 1/1/13	550,000	610,753
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 1/1/13	450,000	496,255
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.22%, 1/1/13	300,000	305,323
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.22%, 1/1/13	725,000	799,392

Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 SEQ, VRN, 4.75%, 1/1/13	809,700	835,849
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 1/1/13	1,200,000	1,260,535
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 1/1/13	127,509	127,390
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, VRN, 5.43%, 1/1/13	452,000	472,405
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	780,815	782,832
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 1/1/13	325,000	343,748
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	830,000	895,955
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	375,000	405,098
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	1,000,000	1,038,443
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.53%, 1/11/13	600,000	638,112
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	1,224,305	1,252,799
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/11/13	700,000	762,913
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 1/11/13	600,000	661,222
Morgan Stanley Capital I, Series 2004-T13, Class A4 SEQ, 4.66%, 9/13/45	1,100,000	1,132,145
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	137,948	139,054
Morgan Stanley Capital I Trust 2003-IQ6, Series 2003-IQ6, Class A4 SEQ, 4.97%, 12/15/41	930,550	957,771
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A3, VRN, 5.23%, 1/1/13	163,698	163,524
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	126,668	128,582
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,850,000	1,975,093
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, VRN, 5.18%, 1/1/13	800,000	878,378

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $18,226,153)		18,420,346

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 2.5%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.5%
FHLMC, VRN, 2.58%, 1/15/13	1,158,278	1,208,950
FHLMC, VRN, 2.68%, 1/15/13	1,489,320	1,565,286
FHLMC, VRN, 3.55%, 1/15/13	1,232,339	1,305,027
FHLMC, VRN, 3.73%, 1/15/13	1,482,825	1,570,547
FHLMC, VRN, 4.05%, 1/15/13	805,986	857,874
FHLMC, VRN, 6.16%, 1/15/13	341,629	371,081
FNMA, VRN, 2.73%, 1/25/13	19,886	21,195
FNMA, VRN, 3.08%, 1/25/13	1,663,157	1,752,716

FNMA, VRN, 3.35%, 1/25/13	1,397,830	1,475,405
FNMA, VRN, 3.35%, 1/25/13	516,881	545,599
FNMA, VRN, 3.57%, 1/25/13	676,861	721,919

		11,395,599

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES†
FHLMC, 5.50%, 12/1/36	20,025	21,711
FNMA, 5.00%, 7/1/20	73,413	79,792
FNMA, 5.50%, 7/1/36	18,208	19,808

		121,311

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $11,228,519)		11,516,910

U.S. GOVERNMENT AGENCY SECURITIES — 1.1%

FHLMC, 2.50%, 5/27/16	4,000,000	4,271,316
FHLMC, Series 1, 0.75%, 1/12/18	700,000	696,115

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $4,959,651)		4,967,431

MUNICIPAL SECURITIES — 0.5%

California GO, 5.25%, 4/1/14	1,000,000	1,055,740
Illinois GO, 4.42%, 1/1/15	1,000,000	1,060,810
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, (Taxable Issue 2), 2.61%, 3/15/14(3)	400,000	410,728

TOTAL MUNICIPAL SECURITIES (Cost $2,401,464)		2,527,278

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%

CANADA — 0.1%
Province of Ontario Canada, 1.375%, 1/27/14	408,000	412,545

UNITED STATES — 0.4%
European Investment Bank, 0.875%, 12/15/14	2,000,000	2,018,992

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,408,053)		2,431,537

ASSET-BACKED SECURITIES(2) — 0.4%

CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	374,881	380,774
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A1 SEQ, 0.90%, 4/15/18	896,980	904,570
CNH Equipment Trust, Series 2011-B, Class A2 SEQ, 0.71%, 12/15/14	253,158	253,362
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A1 SEQ, 2.12%, 2/1/16	511,978	520,779

TOTAL ASSET-BACKED SECURITIES (Cost $2,044,859)		2,059,485

TEMPORARY CASH INVESTMENTS — 0.8%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 0.875%, 2/28/17 - 8/31/17, valued at $2,176,930), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $2,133,507)		2,133,493

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $1,089,244), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $1,066,756)	1,066,747
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $362,474), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $355,584)	355,582

TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,555,822)	3,555,822

TOTAL INVESTMENT SECURITIES — 99.3% (Cost $458,244,125)	463,225,497

OTHER ASSETS AND LIABILITIES — 0.7%	3,223,017

TOTAL NET ASSETS — 100.0%	$466,448,514

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

619,813	CAD for AUD	Deutsche Bank	1/25/13	622,832	4,256
2,786,083	SEK for NOK	Deutsche Bank	1/25/13	428,200	17,769
728,000	AUD for USD	Westpac Group	1/25/13	754,759	9,280
2,400	AUD for USD	Westpac Group	1/25/13	2,488	24
1,132,000	CAD for USD	Barclays Bank plc	1/25/13	1,137,514	431
31,800	CAD for USD	Westpac Group	1/25/13	31,955	284
3,700	CHF for USD	HSBC Holdings plc	1/25/13	4,047	114
208,800	CHF for USD	UBS AG	1/25/13	228,382	2,645
36,433,300	JPY for USD	Deutsche Bank	1/25/13	420,600	(24,762)
1,434,216,796	KRW for USD	HSBC Holdings plc	1/25/13	1,342,320	50,350
11,234,300	NOK for USD	Deutsche Bank	1/25/13	2,019,764	46,272
256,200	NOK for USD	UBS AG	1/25/13	46,061	1,598
256,300	NZD for USD	Westpac Group	1/25/13	211,518	3,149
6,100	NZD for USD	Westpac Group	1/25/13	5,034	114

				7,255,474	111,524

(Value on Settlement Date $7,143,950)
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

597,900	AUD for CAD	Deutsche Bank	1/25/13	619,877	(1,301)
2,366,100	NOK for SEK	Deutsche Bank	1/25/13	425,390	(14,960)
19,100	EUR for USD	HSBC Holdings plc	1/25/13	25,216	(770)
769,082	EUR for USD	HSBC Holdings plc	1/25/13	1,015,341	(10,151)
343,917	GBP for USD	Barclays Bank plc	1/25/13	558,643	(8,152)
9,800	GBP for USD	HSBC Holdings plc	1/25/13	15,919	(372)
8,410,900	JPY for USD	HSBC Holdings plc	1/25/13	97,099	6,674
189,913,400	JPY for USD	UBS AG	1/25/13	2,192,435	188,954
674,903,395	KRW for USD	HSBC Holdings plc	1/25/13	631,659	(11,657)
758,669,403	KRW for USD	HSBC Holdings plc	1/25/13	710,058	(20,703)
5,280,349	SEK for USD	Deutsche Bank	1/25/13	811,549	(13,226)
235,700	SEK for USD	UBS AG	1/25/13	36,225	(1,387)

				7,139,411	112,949

(Value on Settlement Date $7,252,360)

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)

Barclays Bank plc/CDX North America High Yield 11 Index	249,000	Sell*	5.00	12/20/13	(11,091)	20,738	9,647

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $25,637,919, which represented 5.5% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
U.S. Treasury Securities	—	194,337,356	—
Corporate Bonds	—	191,743,773	—
Collateralized Mortgage Obligations	—	31,665,559	—
Commercial Mortgage-Backed Securities	—	18,420,346	—
U.S. Government Agency Mortgage-Backed Securities	—	11,516,910	—
U.S. Government Agency Securities	—	4,967,431	—
Municipal Securities	—	2,527,278	—
Sovereign Governments and Agencies	—	2,431,537	—
Asset-Backed Securities	—	2,059,485	—
Temporary Cash Investments	—	3,555,822	—

Total Value of Investment Securities	—	463,225,497	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	224,473	—
Swap Agreements	—	20,738	—

Total Unrealized Gain (Loss) on Other Financial Instruments	—	245,211	—

3. Federal Tax Information

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$458,244,125
Gross tax appreciation of investments	$5,107,158
Gross tax depreciation of investments	(125,786)
Net tax appreciation (depreciation) of investments	$4,981,372

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 26, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 26, 2013